UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07882

Name of Fund: Master Extended Market Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Extended Market Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 06/30/05

Item 1 - Report to Stockholders

Extended Market Index Series
Semi-Annual Report, June 30, 2005

A Discussion With Your Fund's Portfolio Managers

Amid a volatile investing environment, the Extended Market Index Series managed to outpace the return of the benchmark Wilshire 4500 (Full Cap) Index for the current period.

How did the portfolio perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2005, Extended Market Index Series had a net total return of +2.35% (master level). For the same period, the benchmark Wilshire 4500 (Full Cap) Index returned +2.19%.

As the returns indicate, the Series met its objective of closely tracking the performance of the Wilshire 4500 (Full Cap) Index and, in fact, exceeded the Index return for the period. The Wilshire 4500 (Full Cap) Index measures the performance of stocks in the Wilshire 5000 (Full Cap) Index, minus the stocks found in the Standard & Poor's 500 (S&P 500) Index. As the value of the Wilshire 4500 (Full Cap) Index fluctuated during the past six months, the portfolio's performance generally tracked that of the Index.

After a sharp rally in the fourth quarter of 2004, the market began 2005 in negative territory, with cyclical and small capitalization stocks performing the worst out of the gate. January was characterized by mixed economic data, increasing interest rates, disappointing corporate earnings reports and climbing oil prices. The stock market reversed course in February, even as new data showed a continued slowdown in productivity growth and oil prices continued to climb. In March, the market resumed its downward slide, still pressured by many of the same factors that depressed stock valuations in January.

April began on the heels of disappointing economic reports, with the data indicating a slowdown in retail sales, payrolls, and consumer and business sentiment. For most of the month, equity markets were dogged by continuing inflation concerns -- especially about the rising price of oil, which surpassed $57 per barrel during the month. April closed with the announcement of a particularly large jump in inflation for March -- one more factor that worried investors. Despite concerns about economic deceleration, slowing profit growth and continued high oil prices, first-quarter corporate earnings reports remained strong and the market rebounded in May. June, however, brought a slowdown in the equity market once again, as investors continued to worry about the potential for economic deceleration. In addition, oil continued to pressure stock valuations, with the price per barrel climbing to a record high of more than $60.

Interest rates moved considerably during the period as the yield curve flattened dramatically, indicating rising yields on short-term bonds but falling yields on long-term bonds. The Federal Reserve Board (the Fed) continued its "measured" program of monetary tightening during the six months by raising the federal funds rate by 25 basis points (.25%) four times. At period-end, the federal funds rate stood at 3.25%, up from 2.25% on January 1.

The U.S. dollar traded at a record low against the euro in December 2004, largely because of worries about the U.S. trade and budget deficits. However, the U.S. dollar rebounded considerably in the New Year on the back of positive U.S. economic data, the Fed's interest rate increases and political turmoil in Europe. By June 30, 2005, the U.S. dollar reached a 13-month high against the euro and a 10-month high against the yen amid optimism about the U.S. economy and the prospect that U.S. interest rates would continue to rise.

What changes were made to the portfolio during the period?

The portfolio's investment strategy is to replicate the composition of the Wilshire 4500 (Full Cap) Index. When Dow Jones -- which manages the Index -- made changes to the Index composition, we implemented appropriate adjustments, purchasing and selling securities to maintain the portfolio's objective of replicating the risks and return of the benchmark.

How would you characterize market conditions and the portfolio's position at the close of the period?

We do not foresee much danger of an economic recession, provided the Fed does not move the federal funds rate above 4% in 2005, which some fear could invert the yield curve. One factor that should help keep the economy from rolling over is the bond price rally at the long end of the Treasury curve (where yields have declined markedly), and the corresponding fall in mortgage rates to early-2004 lows. Another positive is that core inflation has slowed more quickly than anticipated, and pipeline inflation pressures from commodity prices are fast retreating.

Nevertheless, there also are some unexpected negative developments affecting the U.S. economy that will exert downward pressure on growth. Higher energy prices have negative implications for both consumer spending and corporate profit growth. Profit growth may be put under further strain by the U.S. dollar rally that has ensued year-to-date. Through June 30, 2005, the dollar was up almost 12% against major currencies. On balance, we expect economic growth over the next 18 months to be considerably slower than we saw in the 18 months spanning late 2003 and 2004.

Amid these conditions, we believe the portfolio remains positioned to match the risk characteristics of its benchmark.

Vincent J. Costa, CFA
Vice President and Co-Portfolio Manager

Debra L. Jelilian
Vice President and Co-Portfolio Manager

Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

July 15, 2005

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.4%                                200             Aerosonic Corp. (a)                             $      1,050
                                              1,900             Armor Holdings, Inc. (a)                              75,259
                                              2,900             Crane Co.                                             76,270
                                              1,500             Cubic Corp.                                           26,610
                                              1,681             DRS Technologies, Inc.                                86,202
                                              2,200             EDO Corp.                                             65,802
                                                900             ESCO Technologies, Inc. (a)                           90,720
                                              2,482             Engineered Support Systems, Inc.                      88,930
                                              1,200             EnPro Industries, Inc. (a)                            34,644
                                                700             Esterline Technologies Corp. (a)                      28,056
                                              3,100             GenCorp, Inc.                                         59,706
                                              1,792             Heico Corp. Class A                                   32,292
                                              2,700             KVH Industries, Inc. (a)                              24,975
                                              1,500             Kaman Corp. Class A                                   27,060
                                                400             MTC Technologies, Inc. (a)                            14,732
                                              1,200             Metrologic Instruments, Inc. (a)                      15,048
                                                700             SatCon Technology Corp. (a)                            1,043
                                                500             Spacehab, Inc. (a)                                       920
                                              1,900             Teledyne Technologies, Inc. (a)                       61,902
                                              1,672             Timco Aviation Services, Inc. (a)                        242
                                              3,000             Trimble Navigation Ltd. (a)                          116,910
                                              2,100             Veeco Instruments, Inc. (a)                           34,188
                                                                                                                ------------
                                                                                                                     962,561
----------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.3%                          1,900             AAR Corp. (a)                                         29,849
                                              9,900             AMR Corp. (a)(f)                                     119,889
                                              3,500             Airtran Holdings, Inc. (a)                            32,305
                                              1,500             Alaska Air Group, Inc. (a)                            44,625
                                              1,600             America West Holdings Corp. Class B (a)(f)             9,600
                                              1,800             Aviall, Inc. (a)                                      56,862
                                              1,200             Aviation General, Inc. (a)                                 0
                                              3,970             Continental Airlines, Inc. Class B (a)(f)             52,722
                                              2,595             EGL, Inc. (a)                                         52,730
                                              1,600             ExpressJet Holdings, Inc. (a)                         13,616
                                              2,700             FLYi, Inc. (a)(f)                                      2,025
                                              2,100             Frontier Airlines, Inc. (a)                           21,693
                                                700             Great Lakes Aviation Ltd. (a)                            476
                                              3,802             Hawaiian Holdings, Inc. (a)                           15,436
                                              5,250             JetBlue Airways Corp. (a)(f)                         107,310
                                                900             LMI Aerospace, Inc. (a)                                4,518
                                              1,200             MAIR Holdings, Inc. (a)                               10,608
                                              1,900             Mesa Air Group, Inc. (a)(f)                           12,749
                                                800             Midwest Air Group, Inc. (a)                            1,912
                                              5,100             Northwest Airlines Corp. (a)                          23,256
                                                700             Petroleum Helicopters Non-Voting Shares (a)           16,478
                                              1,300             Pinnacle Airlines Corp. (a)                           11,167
                                                100             Republic Airways Holdings, Inc. (a)                    1,445

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Air Transport                                 3,500             SkyWest, Inc.                                   $     63,630
(concluded)                                  17,005             UAL Corp. (a)(f)                                      27,038
                                                200             Vanguard Airlines, Inc. (a)                                0
                                                                                                                ------------
                                                                                                                     731,939
----------------------------------------------------------------------------------------------------------------------------
Apparel - 1.0%                                2,850             Aeropostale, Inc. (a)                                 95,760
                                              3,400             Ashworth, Inc. (a)                                    30,634
                                              6,250             Bebe Stores, Inc.                                    165,438
                                              1,200             Brown Shoe Co., Inc.                                  46,980
                                                700             The Buckle, Inc.                                      31,038
                                                900             Cache, Inc. (a)                                       14,958
                                              4,600             Candie's, Inc.                                        30,636
                                                400             Cherokee, Inc.                                        13,848
                                              2,400             Columbia Sportswear Co. (a)                          118,536
                                              4,300             DHB Industries, Inc. (a)                              36,335
                                              1,500             Deckers Outdoor Corp. (a)(f)                          36,900
                                                600             Escalade, Inc.                                         8,298
                                                600             Finlay Enterprises, Inc. (a)                           7,494
                                              4,117             Fossil, Inc. (a)                                      93,456
                                              1,800             GSI Commerce, Inc. (a)                                30,150
                                              1,600             Guess ?, Inc. (a)                                     26,528
                                                300             Haggar Corp.                                           6,105
                                                600             Hampshire Group Ltd. (a)                              11,766
                                              2,100             Hartmarx Corp. (a)                                    21,147
                                              1,900             The J. Jill Group, Inc. (a)                           26,125
                                              1,325             Jos. A. Bank Clothiers, Inc. (a)                      57,373
                                              1,600             K-Swiss, Inc. Class A                                 51,744
                                              1,600             Kellwood Co.                                          43,040
                                              1,100             Kenneth Cole Productions, Inc. Class A                34,232
                                                500             Lacrosse Footwear, Inc. (a)                            5,245
                                              1,000             Magic Lantern Group, Inc. (a)                             80
                                                800             Mossimo, Inc. (a)                                      3,568
                                                300             Mothers Work, Inc. (a)                                 3,930
                                              2,000             New York & Co. (a)                                    42,120
                                                700             Oshkosh B'Gosh, Inc. Class A                          18,193
                                              1,600             Oxford Industries, Inc.                               68,880
                                                600             Perry Ellis International, Inc. (a)                   14,034
                                              1,900             Phillips-Van Heusen                                   62,111
                                              1,000             Phoenix Footwear Group, Inc. (a)                       5,840
                                              5,300             Polo Ralph Lauren Corp.                              228,483
                                              1,400             Quaker Fabric Corp.                                    5,726
                                              6,900             Quiksilver, Inc. (a)                                 110,262
                                              1,000             Rocky Shoes & Boots, Inc. (a)                         31,249
                                              2,400             Russell Corp.                                         49,080
                                              1,600             Saucony, Inc. (Class B)                               36,480
                                              2,300             Skechers U.S.A., Inc. Class A (a)                     32,798
                                              1,000             Stage Stores, Inc. (a)                                43,600
                                                800             Steven Madden Ltd. (a)                                14,208
                                              2,400             Stride Rite Corp.                                     33,096
                                              1,500             Superior Uniform Group, Inc.                          20,700
                                                200             Tandy Brands Accessories, Inc.                         2,180

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Apparel                                       4,000             Timberland Co. Class A (a)                      $    154,880
(concluded)                                   3,200             Unifi, Inc. (a)                                       13,568
                                              2,700             The Warnaco Group, Inc. (a)                           62,775
                                                300             Weyco Group, Inc.                                      5,912
                                              3,600             Wolverine World Wide, Inc.                            86,436
                                                                                                                ------------
                                                                                                                   2,193,955
----------------------------------------------------------------------------------------------------------------------------
Business Machines - 2.0%                     21,790             3Com Corp. (a)                                        79,316
                                                600             3D Systems Corp. (a)                                  14,436
                                              3,700             ActivCard Corp. (a)                                   16,909
                                              9,400             Adaptec, Inc. (a)                                     36,472
                                              5,200             Advanced Digital Information Corp. (a)                39,520
                                              5,000             American Software Class A                             28,900
                                                900             Analogic Corp.                                        45,288
                                                900             Applied Films Corp. (a)                               23,040
                                              2,500             Arbitron, Inc.                                       107,250
                                              3,100             Artesyn Technologies, Inc. (a)                        26,970
                                              1,915             Avici Systems, Inc. (a)                                8,522
                                              2,700             Avocent Corp. (a)                                     70,578
                                             25,340             BEA Systems, Inc. (a)                                222,485
                                              1,400             Black Box Corp.                                       49,560
                                              4,800             Borland Software Corp. (a)                            32,928
                                              2,100             Brooktrout, Inc. (a)                                  23,436
                                                600             California First National Bancorp                      6,726
                                                700             Communication Intelligence (a)                           361
                                              1,900             Computer Horizons Corp. (a)                            5,947
                                              3,900             Concurrent Computer Corp. (a)                          8,307
                                              2,100             Convera Corp. (a)                                     10,248
                                                410             CoSine Communications, Inc. (a)                          968
                                              5,100             Cray, Inc. (a)                                         6,324
                                              1,100             Crossroads Systems, Inc. (a)                           1,034
                                              4,100             Diebold, Inc.                                        184,951
                                                200             Digi International, Inc. (a)                           2,372
                                              3,600             Digital Lightwave, Inc. (a)(f)                           864
                                             12,995             Enterasys Networks, Inc. (a)                          11,696
                                                300             Exabyte Corp. (a)                                         75
                                                100             Extended Systems, Inc. (a)                               320
                                              4,051             Fair Isaac Corp.                                     147,862
                                                900             Flow International Corp. (a)                           5,751
                                              7,900             Foundry Networks, Inc. (a)                            68,177
                                                500             General Binding Corp. (a)                             10,960
                                              2,900             Hanger Orthopedic Group, Inc. (a)                     14,616
                                              3,000             Hypercom Corp. (a)                                    19,410
                                              8,200             IKON Office Solutions, Inc.                           77,982
                                              1,000             Imagistics International, Inc. (a)                    28,000
                                              4,900             Immersion Corp. (a)                                   26,117
                                              4,400             Input/Output, Inc. (a)                                27,632
                                              6,000             Integrated Device Technology, Inc. (a)                64,500
                                              2,816             Intergraph Corp. (a)                                  97,039

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Business Machines                             3,250             Interland, Inc. (a)                             $      6,338
(concluded)                                   2,100             InterVoice, Inc. (a)                                  18,123
                                              3,060             Iomega Corp. (a)                                       8,109
                                              6,800             Island Pacific, Inc. (a)(f)                            1,292
                                             32,347             Juniper Networks, Inc. (a)                           814,497
                                              3,400             LTX Corp. (a)                                         16,864
                                              2,100             Lantronix, Inc. (a)                                    2,667
                                              2,000             MIPS Technologies, Inc. (a)                           14,400
                                                200             MTI Technology Corp. (a)                                 448
                                             14,412             Maxtor Corp. (a)                                      74,942
                                              8,010             McData Corp. (a)                                      32,040
                                             11,749             Microchip Technology, Inc.                           348,005
                                              4,700             Micromuse, Inc. (a)                                   26,602
                                              2,500             Micros Systems, Inc. (a)                             111,875
                                              6,200             Napster Inc. (a)                                      26,040
                                              7,500             Network Engines, Inc. (a)                             13,425
                                              1,500             Omnicell, Inc. (a)                                    13,200
                                              2,963             PalmOne, Inc. (a)                                     88,209
                                              3,385             Premiere Global Services, Inc. (a)                    38,217
                                              1,300             Pure World, Inc. (a)                                   5,538
                                              9,090             Sandisk Corp. (a)                                    215,706
                                                600             Scansource, Inc. (a)                                  25,764
                                                300             Scientific Technologies, Inc. (a)                      1,005
                                              3,200             Sigma Designs, Inc. (a)                               24,320
                                             15,600             Silicon Graphics, Inc. (a)(f)                         11,076
                                              6,000             Storage Technology Corp. (a)                         217,740
                                                445             SumTotal Systems, Inc. (a)                             2,011
                                              5,655             Sybase, Inc. (a)                                     103,769
                                              2,900             Tech Data Corp. (a)                                  106,169
                                              5,900             Titan Corp. (a)                                      134,166
                                             11,100             Total System Services, Inc.                          267,510
                                                100             Trans-Industries, Inc. (a)                                67
                                                940             Transact Technologies, Inc. (a)                        7,962
                                              2,700             VeriFone Holdings, Inc. (a)                           43,875
                                              1,300             Visual Networks, Inc. (a)                              1,989
                                              2,075             Vitria Technology, Inc. (a)                            7,263
                                              3,100             White Electronic Designs Corp. (a)                    17,205
                                                                                                                ------------
                                                                                                                   4,502,277
----------------------------------------------------------------------------------------------------------------------------
Business Services - 12.2%                     6,540             24/7 Real Media, Inc. (a)                             26,749
                                                600             4Kids Entertainment, Inc. (a)                         11,928
                                              4,900             @Road Inc. (a)                                        13,034
                                              2,900             ABM Industries, Inc.                                  56,550
                                              2,500             AMICAS, Inc. (a)                                      11,325
                                              3,320             AMN Healthcare Services, Inc. (a)                     49,900
                                             11,100             Aastrom Biosciences, Inc. (a)                         34,632
                                              3,700             Actuate Corp. (a)                                      6,919
                                                 40             Adept Technology, Inc. (a)                               312
                                              5,290             Adesa, Inc.                                          115,163

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Business Services                             1,800             Administaff, Inc.                               $     42,768
(continued)                                   2,500             Advent Software, Inc. (a)                             50,650
                                              1,000             The Advisory Board Co. (a)                            48,740
                                              1,800             Advo, Inc.                                            57,330
                                              2,600             Aether Systems, Inc. (a)                               8,554
                                              3,560             Affymetrix, Inc. (a)                                 191,991
                                              3,100             Agile Software Corp. (a)                              19,530
                                              8,000             Akamai Technologies, Inc. (a)                        105,040
                                              1,800             Aksys Ltd. (a)(f)                                      3,582
                                              2,300             Alderwoods Group, Inc. (a)                            33,051
                                              3,400             Alfacell Corp. (a)                                     7,378
                                              4,000             Alliance Data Systems Corp. (a)                      162,240
                                              1,000             The Allied Defense Group, Inc. (a)                    23,020
                                              2,500             Alteon, Inc. (a)                                         550
                                              1,600             Altiris, Inc. (a)                                     23,488
                                                600             Ambassadors International, Inc.                        8,190
                                             15,500             America Online Latin America, Inc. Class A (a)           775
                                              2,660             American Ecology Corp.                                47,614
                                                 48             American Independence Corp. (a)                          629
                                              2,000             American Reprographics Co. (a)                        32,180
                                              1,100             American Superconductor Corp. (a)                     10,065
                                                200             Analysts International Corp. (a)                         684
                                                500             Angelica Corp.                                        12,255
                                                500             Ansoft Corp. (a)                                      12,080
                                              2,600             answerthink, Inc. (a)                                  9,230
                                              2,600             Ansys, Inc. (a)                                       92,326
                                              1,400             Anteon International Corp. (a)                        63,868
                                              4,445             aQuantive, Inc. (a)                                   78,765
                                             10,990             Aramark Corp.                                        290,136
                                                900             Arbinet-thexchange, Inc. (a)                           6,030
                                              3,854             Ariba, Inc. (a)                                       22,353
                                              8,571             Art Technology Group, Inc. (a)                         9,000
                                                 12             Artemis International Solutions Corp. (a)                 34
                                              3,460             Ask Jeeves (a)                                       104,457
                                              4,000             Aspen Technology, Inc. (a)                            20,800
                                              7,200             Atari Inc. (a)                                        20,016
                                              2,200             Audible, Inc. (a)                                     38,214
                                              2,000             Authentidate Holding Corp. (a)                         5,320
                                              6,900             The BISYS Group, Inc. (a)                            103,086
                                                900             Bankrate, Inc. (a)                                    18,126
                                                102             Baran Group Ltd. (a)                                     592
                                                600             Barrett Business Services (a)                          9,024
                                              9,900             BearingPoint, Inc. (a)                                72,567
                                                300             Bestway, Inc. (a)                                      3,450
                                              7,300             BindView Development Corp. (a)                        20,148
                                                700             Blackbaud, Inc.                                        9,450
                                                500             Blackboard, Inc. (a)                                  11,960
                                              1,270             Blue Coat Systems, Inc. (a)                           37,948

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Business Services                               100             Bottomline Technologies, Inc. (a)               $      1,497
(continued)                                   2,100             Bowne & Co., Inc.                                     30,366
                                              1,400             Bright Horizons Family Solutions, Inc. (a)            57,008
                                              3,300             The Brink's Co.                                      118,800
                                              1,988             BroadVision, Inc. (a)(f)                               2,425
                                             15,300             Brocade Communications Systems, Inc. (a)              59,364
                                              4,600             Bsquare Corp. (a)                                      2,484
                                              1,700             CACI International, Inc. Class A (a)                 107,372
                                              1,200             CDI Corp.                                             26,304
                                              4,745             CDW Corp.                                            270,892
                                              1,100             CRA International, Inc. (a)                           59,235
                                              3,865             CSG Systems International (a)                         73,358
                                                 46             Callwave, Inc. (a)                                       230
                                              5,668             Career Education Corp. (a)                           207,505
                                              1,500             Carreker Corp. (a)                                     8,220
                                              1,200             Casella Waste Systems, Inc. (a)                       14,400
                                              2,300             Catalina Marketing Corp.                              58,443
                                                500             Catapult Communications Corp. (a)                      8,530
                                              3,550             Cell Genesys, Inc. (a)(f)                             18,993
                                              1,000             Centra Software, Inc. (a)                              2,000
                                              4,545             Century Business Services, Inc. (a)                   18,407
                                                500             Cerbco, Inc. Class A (a)                               4,775
                                              8,500             Ceridian Corp. (a)                                   165,580
                                              2,100             Cerner Corp. (a)(f)                                  142,737
                                              3,600             Certegy, Inc.                                        137,592
                                              4,790             Checkfree Corp. (a)                                  163,147
                                              1,400             Chemed Corp.                                          57,232
                                              5,333             ChoicePoint, Inc. (a)                                213,587
                                              4,300             Chordiant Software, Inc. (a)                           8,385
                                              3,800             Ciber, Inc. (a)                                       30,324
                                              1,600             Clean Harbors, Inc. (a)(f)                            34,688
                                              1,200             Click Commerce, Inc. (a)                              27,564
                                              3,800             Cogent, Inc. (a)                                     108,490
                                              7,600             Cognizant Technology Solutions Corp. (a)             358,188
                                              1,700             Collectors Universe (a)                               29,784
                                              1,300             Computer Programs & Systems, Inc.                     48,451
                                              1,900             Concur Technologies, Inc. (a)                         20,007
                                              3,400             Connetics Corp. (a)                                   59,976
                                              5,250             Copart, Inc. (a)                                     124,950
                                              7,100             Corillian Corp. (a)                                   22,010
                                              5,035             Corinthian Colleges, Inc. (a)                         64,297
                                                800             Cornell Cos., Inc. (a)                                10,768
                                              2,700             Corporate Executive Board Co.                        211,491
                                              1,100             CoStar Group, Inc. (a)                                47,960
                                                337             Courier Corp.                                         12,944
                                              1,400             Covansys Corp. (a)                                    17,990
                                                700             Credit Acceptance Corporation (a)                     10,423
                                                225             Critical Path, Inc. (a)                                   99
                                              1,900             Cross Country Healthcare, Inc. (a)                    32,300
                                              1,500             Cruzan International, Inc. (a)                        38,625
                                              2,300             CuraGen Corp. (a)                                     11,822

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Business Services                             1,900             Cybersource Corp. (a)                           $     13,889
(continued)                                   1,000             DSL.Net, Inc. (a)                                         80
                                              5,200             DST Systems, Inc. (a)                                243,360
                                              1,200             Datastream Systems, Inc. (a)                           8,736
                                                100             Deltathree, Inc. Class A (a)                             320
                                              3,600             Deluxe Corp.                                         146,160
                                              2,100             Dendrite International, Inc. (a)                      28,980
                                              4,000             DeVry, Inc. (a)                                       79,600
                                              4,100             Digimarc Corp. (a)                                    22,427
                                              4,400             Digital Generation Systems (a)                         4,400
                                              2,500             Digital Insight Corp. (a)                             59,800
                                              1,500             Digital River, Inc. (a)                               47,625
                                              3,279             Digitas, Inc. (a)                                     37,413
                                              1,200             Discovery Partners International, Inc. (a)             3,432
                                              2,400             Diversa Corp. (a)                                     12,504
                                              2,500             DocuCorp International, Inc. (a)                      18,375
                                              2,800             Dollar Financial Corp. (a)                            29,708
                                              3,900             Dot Hill Systems Corp. (a)                            20,436
                                              7,300             DoubleClick, Inc. (a)                                 61,247
                                              4,200             Dun & Bradstreet Corp. (a)                           258,930
                                              3,000             Dyax Corp. (a)                                        14,160
                                              3,700             E-Loan, Inc. (a)                                      12,358
                                              1,100             EPIQ Systems, Inc. (a)                                17,996
                                              1,775             EVCI Career Colleges Holding Corp. (a)                11,023
                                              9,200             Earthlink, Inc. (a)                                   79,672
                                                 50             EasyLink Services Corp. Class A (a)                       50
                                              2,500             Echelon Corp. (a)                                     17,200
                                              2,600             Eclipsys Corp. (a)                                    36,582
                                              1,200             eCollege.com, Inc. (a)                                14,280
                                                700             Educate, Inc. (a)                                      9,905
                                              4,200             Education Management Corp. (a)                       141,666
                                              3,100             eFunds Corp. (a)                                      55,769
                                                 20             Egain Communications Corp. (a)                            12
                                                 40             eLoyalty Corp. (a)                                       236
                                              1,600             Embarcadero Technologies, Inc. (a)                     8,976
                                              9,400             eMerge Interactive, Inc. Class B (a)(f)                6,016
                                              3,300             Encysive Pharmaceuticals, Inc. (a)                    35,673
                                              3,600             Ener1, Inc. (a)                                        1,008
                                              3,000             Ennis, Inc.                                           54,360
                                              2,900             Entrust, Inc. (a)                                     13,891
                                              2,900             Epicor Software Corp. (a)                             38,280
                                              4,650             E.piphany, Inc. (a)                                   16,182
                                              2,975             eResearch Technology, Inc. (a)                        39,835
                                              1,845             Euronet Worldwide, Inc. (a)                           53,634
                                                  2             Evolve Software, Inc. (a)                                  0
                                              3,200             Evolving Systems, Inc. (a)                             9,152
                                              3,800             Exelixis, Inc. (a)                                    28,234
                                                500             Exponent, Inc. (a)                                    14,290
                                              2,100             F5 Networks, Inc. (a)                                 99,194
                                              1,500             FTD Group, Inc. (a)                                   17,025
                                              2,050             FTI Consulting, Inc. (a)                              42,845

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Business Services                             2,550             Factset Research Systems, Inc.                  $     91,392
(continued)                                   2,800             FalconStor Software, Inc. (a)                         18,284
                                                700             Fargo Electronics, Inc. (a)                           13,993
                                              2,500             Federal Agricultural Mortgage Corp. Class A           41,000
                                              3,005             Filenet Corp. (a)                                     75,546
                                              1,500             First Consulting Group, Inc. (a)                       7,694
                                                  8             Five Star Quality Care, Inc. (a)                          58
                                              1,200             Forrester Research, Inc. (a)                          21,396
                                              3,300             Franklin Covey Co. (a)                                25,146
                                              1,700             G&K Services, Inc. Class A                            64,141
                                              3,900             GP Strategies Corp. (a)                               31,746
                                              6,400             GTECH Holdings Corp.                                 187,136
                                              1,700             GTSI Corp. (a)                                        14,025
                                                460             Gaiam, Inc. (a)                                        3,202
                                                900             Genaissance Pharmaceuticals (a)                        1,008
                                              2,700             Gentiva Health Services, Inc. (a)                     48,222
                                                600             The Geo Group, Inc. (a)                               15,030
                                              1,600             Gevity HR, Inc.                                       32,048
                                                100             Gliatech, Inc. (a)                                         0
                                              1,800             Global Imaging Systems, Inc. (a)                      57,348
                                              2,360             Global Payments, Inc.                                160,008
                                             16,500             Google, Inc. (a)                                   4,853,475
                                              3,600             GoRemote Internet Communications, Inc. (a)             5,652
                                                600             Hansen Natural Corp. (a)                              50,832
                                              3,400             Harris Interactive, Inc. (a)                          16,558
                                              4,300             Harte-Hanks, Inc.                                    127,839
                                              2,000             Heidrick & Struggles International, Inc. (a)          52,160
                                              7,220             Hewitt Associates, Inc. Class A (a)                  191,402
                                              1,200             Hudson Highland Group, Inc. (a)                       18,708
                                              2,353             Hyperion Solutions Corp. (a)                          94,685
                                              2,800             I-many, Inc. (a)                                       4,732
                                             42,572             IAC/InterActiveCorp (a)(f)                         1,023,857
                                                800             ICT Group, Inc. (a)                                    8,320
                                              1,400             IDX Systems Corp. (a)                                 42,196
                                              1,580             IPIX Corp. (f)                                         3,918
                                              3,110             ITT Educational Services, Inc. (a)                   166,136
                                              1,300             Icoria, Inc. (a)                                         195
                                              1,700             Idenix Pharmaceuticals Inc. (a)                       36,856
                                              8,890             Identix, Inc. (a)                                     44,717
                                              2,100             iGate Corp. (a)                                        7,518
                                              2,100             Imergent, Inc. (a)                                    22,260
                                                350             The Immune Response Corp. (a)                            228
                                              1,400             Indus International, Inc. (a)                          3,444
                                              2,400             Infocrossing, Inc. (a)                                29,928
                                              3,900             InFocus Corp. (a)                                     16,146
                                              3,500             Informatica Corp. (a)                                 29,365
                                              2,700             Inforte Corp.                                          8,964
                                              1,840             Infospace, Inc. (a)                                   60,591

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Business Services                             2,100             infoUSA, Inc.                                   $     24,570
(continued)                                   1,395             Innovative Solutions & Support, Inc. (a)              46,830
                                                 83             Insweb Corp. (a)                                         270
                                                600             Integral Systems, Inc.                                13,578
                                              3,700             Integrated Alarm Services Group, Inc. (a)(f)          16,243
                                              4,000             Intellisync Corp. (a)(f)                              10,840
                                                600             Interactive Intelligence, Inc. (a)                     3,036
                                                500             Interchange Corp. (a)                                  3,800
                                             20,100             Internap Network Services Corp. (a)                    9,447
                                              2,600             Internet Security Systems (a)                         52,754
                                              1,000             Intersections, Inc. (a)                               11,690
                                                600             Intervideo, Inc. (a)                                   8,628
                                              2,800             Interwoven, Inc. (a)                                  21,084
                                              1,200             Intevac, Inc. (a)                                     12,564
                                              1,000             Intrado, Inc. (a)                                     14,960
                                                 25             Intrusion, Inc. (a)                                       82
                                              3,000             Invitrogen Corp. (a)                                 249,870
                                              3,600             Ipass, Inc. (a)                                       21,816
                                              7,650             Iron Mountain, Inc. (a)                              237,303
                                              1,400             iVillage, Inc. (a)                                     8,372
                                              2,900             JDA Software Group, Inc. (a)                          33,002
                                              5,100             Jack Henry & Associates, Inc.                         93,381
                                              3,185             Jacobs Engineering Group, Inc. (a)                   179,188
                                              1,800             Jamdat Mobile, Inc. (a)                               49,824
                                              1,700             John H. Harland Co.                                   64,600
                                              1,900             Jupitermedia Corp. (a)                                32,547
                                              1,821             Kana Software, Inc. (a)                                2,914
                                                900             Kanbay International, Inc. (a)                        20,799
                                              3,636             Keane, Inc. (a)                                       49,813
                                                100             Keith Cos., Inc. (a)                                   2,168
                                              2,000             Kelly Services, Inc. Class A                          57,280
                                                500             Keynote Systems, Inc. (a)                              5,835
                                              1,870             Kforce, Inc. (a)                                      15,820
                                              2,674             Kinder Morgan Management LLC (a)                     123,004
                                              1,700             Kintera, Inc. (a)                                      5,797
                                                400             Knology, Inc. (a)                                        780
                                              2,600             Korn/Ferry International (a)                          46,150
                                              1,875             Kronos, Inc. (a)                                      75,731
                                              1,300             LECG Corp. (a)                                        27,638
                                                 42             LQ Corp., Inc. (a)                                        83
                                              2,500             Labor Ready, Inc. (a)                                 58,275
                                              6,107             Lamar Advertising Co. Class A (a)                    261,196
                                              2,900             Laureate Education, Inc. (a)                         138,794
                                              3,300             Lawson Software, Inc. (a)                             16,995
                                                700             Layne Christensen Co. (a)                             13,906
                                                300             Learning Care Group, Inc. (a)                          1,374
                                              1,000             Learning Tree International, Inc. (a)                 12,020
                                                100             Level 8 Systems, Inc. (a)                                  5

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Business Services                             2,219             Lightbridge, Inc. (a)                           $     13,869
(continued)                                   2,700             Lionbridge Technologies (a)                           18,306
                                              7,500             LivePerson, Inc. (a)                                  22,875
                                              2,200             LoJack Corp. (a)                                      38,632
                                              6,710             Looksmart (a)                                          4,965
                                             11,000             Loudeye Corp. (a)(f)                                   8,030
                                              1,200             Luminex Corp. (a)                                     11,808
                                                900             MAXIMUS, Inc.                                         31,761
                                              4,400             MIVA, Inc. (a)                                        20,416
                                              5,900             MPS Group, Inc. (a)                                   55,578
                                                800             MPW Industrial Services Group, Inc. (a)                1,632
                                              1,300             MRO Software, Inc. (a)                                18,993
                                              2,400             Macquarie Infrastructure Co. Trust                    68,112
                                              2,690             Macrovision Corp. (a)                                 60,633
                                              2,040             Magma Design Automation, Inc. (a)                     17,054
                                              3,900             Management Network Group, Inc. (a)                     8,580
                                              1,800             Manhattan Associates, Inc. (a)                        34,578
                                              4,416             Manpower, Inc.                                       175,668
                                              1,695             Mantech International Corp. Class A (a)               52,613
                                              4,900             Manugistics Group, Inc. (a)                            8,722
                                              1,200             Mapinfo Corp. (a)                                     12,612
                                              3,000             Marchex, Inc. Class B (a)                             45,120
                                              1,187             Matria Healthcare, Inc. (a)                           38,257
                                              3,000             Matrixone, Inc. (a)                                   15,000
                                              1,600             Maxygen, Inc. (a)                                     10,976
                                              9,377             McAfee, Inc. (a)                                     245,490
                                              4,100             Mechanical Technology, Inc. (a)                       14,596
                                              1,800             Medical Staffing Network Holdings, Inc. (a)            8,910
                                              4,100             Mentor Graphics Corp. (a)                             42,025
                                                800             Merge Technologies, Inc. (a)                          15,000
                                              1,900             MetaSolv, Inc. (a)                                     4,465
                                              3,700             Metro One Telecommunications (a)                       2,960
                                                400             Michael Baker Corp. (a)                                7,144
                                                990             MicroStrategy, Inc. Class A (a)                       52,510
                                              1,300             Microvision, Inc. (a)(f)                               6,630
                                              3,700             Millennium Cell, Inc. (a)(f)                           6,142
                                              5,966             Mindspeed Technologies, Inc. (a)(f)                    7,279
                                              2,800             Miravant Medical Technologies (a)                      1,316
                                              1,100             Mobius Management Systems, Inc. (a)                    7,260
                                                400             Moldflow Corp. (a)                                     5,180
                                              2,500             Momenta Pharmaceuticals Inc. (a)                      49,425
                                              1,600             Morningstar, Inc. (a)                                 45,040
                                              4,400             NAVTEQ Corp. (a)                                     163,592
                                              1,837             NCO Group, Inc. (a)                                   39,734
                                              2,200             NDCHealth Corp.                                       39,534
                                              3,200             NIC, Inc. (a)                                         14,784
                                              2,800             NMS Communications Corp. (a)                           8,008
                                                900             NMT Medical, Inc. (a)                                  9,000

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Business Services                               800             NVE Corp. (a)(f)                                $     12,400
(continued)                                   1,900             NYFIX, Inc. (a)                                       11,229
                                              4,500             National Instruments Corp.                            95,400
                                                240             Natural Health Trends Corp. (a)                        2,947
                                              2,000             Nautilus, Inc.                                        57,000
                                              2,700             Navigant Consulting, Inc. (a)                         47,682
                                                 13             Navisite, Inc. (a)                                        23
                                              3,100             NeighborCare, Inc. (a)                               102,827
                                              1,220             Neoforma, Inc. (a)                                     8,235
                                                100             Neon Systems, Inc. (a)                                   309
                                                200             NeoRx Corp. (a)                                          120
                                              4,120             NetFlix, Inc. (a)(f)                                  67,609
                                                100             Netguru, Inc. (a)                                         90
                                              3,196             NetIQ Corp. (a)                                       36,275
                                                 57             Netmanage, Inc. (a)                                      365
                                              1,900             Netratings, Inc. (a)                                  25,840
                                                200             Netscout Systems, Inc. (a)                             1,318
                                                 20             NetSol Technologies, Inc. (a)                             36
                                                200             New Century Equity Holdings Corp. (a)                     44
                                              3,800             New Frontier Media, Inc. (a)                          25,270
                                                400             New Horizons Worldwide, Inc. (a)                       1,400
                                                 60             Niku Corp. (a)                                         1,244
                                              2,100             Nuance Communications, Inc. (a)                        9,450
                                              4,200             On Assignment, Inc. (a)                               20,916
                                                200             On2 Technologies, Inc. (a)                               116
                                                 60             Onvia, Inc. (a)                                          296
                                                650             Onyx Software Corp. (a)                                2,340
                                              2,200             Open Solutions, Inc. (a)                              44,682
                                              1,400             OpenTV Corp. (a)                                       3,836
                                              3,761             Openwave Systems, Inc. (a)                            61,680
                                              1,200             Opnet Technologies, Inc. (a)                           9,720
                                              4,400             Opsware, Inc. (a)                                     22,528
                                              3,637             Option Care, Inc.                                     51,282
                                              2,900             Orbital Sciences Corp. (a)                            28,710
                                              1,345             Orchid Cellmark, Inc. (a)                             14,539
                                                800             Overland Storage, Inc. (a)                             7,632
                                                700             PC Mall, Inc. (a)                                      3,070
                                              1,200             PC-Tel, Inc. (a)                                       9,396
                                                900             PDI, Inc. (a)                                         11,097
                                              2,000             PHH Corp. (a)                                         51,440
                                              1,391             PLATO Learning, Inc. (a)                              10,266
                                                400             PRA International (a)                                 10,712
                                              5,700             PRG-Schultz International, Inc. (a)                   16,074
                                              2,900             Pac-West Telecomm, Inc. (a)                            2,929
                                              2,000             Packeteer, Inc. (a)                                   28,200
                                              1,369             PalmSource, Inc. (a)                                  11,637

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Business Services                             2,300             Paxar Corp. (a)                                 $     40,825
(continued)                                   2,800             Pegasus Solutions, Inc. (a)                           31,220
                                                500             Pegasystems, Inc. (a)                                  2,950
                                              3,000             Per-Se Technologies, Inc. (a)                         63,060
                                              6,500             Perot Systems Corp. Class A (a)                       92,430
                                              1,400             Phoenix Technologies Ltd. (a)                         10,892
                                              6,690             Pixar (a)                                            334,835
                                              5,229             Polycom, Inc. (a)                                     77,964
                                              2,300             Pomeroy IT Solutions, Inc. (a)                        23,299
                                              2,500             Portal Software, Inc. (a)                              5,000
                                              1,030             Pre-Paid Legal Services, Inc.                         45,990
                                                 10             Prescient Applied Intelligence, Inc. (a)                   4
                                              2,333             Priceline.com, Inc. (a)(f)                            54,429
                                              1,600             Princeton Review, Inc. (a)                             9,328
                                              2,800             Progress Software Corp. (a)                           84,420
                                              1,700             ProQuest Co. (a)                                      55,743
                                                 34             Prosoft Learning Corp. (a)                                21
                                                102             Protection One, Inc. (a)                               1,841
                                              1,700             QAD, Inc.                                             13,090
                                              1,200             Quality Systems, Inc.                                 56,856
                                              4,400             Quest Software, Inc. (a)                              59,972
                                                500             Quixote Corp.                                          9,805
                                                366             Quotesmith.com, Inc. (a)                               1,515
                                              1,500             Quovadx, Inc. (a)                                      4,140
                                              1,900             R.H. Donnelley Corp. (a)                             117,762
                                              2,700             RPC, Inc.                                             45,684
                                              3,700             RSA Security, Inc. (a)                                42,476
                                              1,700             Radiant Systems, Inc. (a)                             19,380
                                              6,800             RealNetworks, Inc. (a)                                33,796
                                             11,300             Red Hat, Inc. (a)(f)                                 148,030
                                              2,800             Redback Networks, Inc. (a)                            17,864
                                              4,497             Register.com (a)                                      33,728
                                                400             Remedytemp, Inc. Class A (a)                           3,540
                                              1,700             Renaissance Learning, Inc.                            34,510
                                              9,200             Republic Services, Inc. Class A                      331,292
                                              3,200             Resources Connection, Inc. (a)                        74,336
                                              4,500             The Reynolds & Reynolds Co. Class A                  121,635
                                              1,165             Rigel Pharmaceuticals, Inc. (a)                       23,207
                                                400             RightNow Technologies, Inc. (a)                        4,808
                                                400             Rural Cellular Corp. Class A (a)                       2,100
                                                600             SAVVIS, Inc. (a)                                         660
                                              2,415             The SCO Group, Inc. (a)                                9,177
                                              1,350             SFBC International, Inc. (a)                          52,151
                                              2,600             SM&A (a)                                              23,322
                                              1,400             SPAR Group, Inc. (a)                                   2,954
                                                709             SPSS, Inc. (a)                                        13,620

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Business Services                             2,000             SRA International, Inc. Class A (a)             $     69,440
(continued)                                   1,260             SS&C Technologies, Inc.                               39,917
                                              2,400             SYKES Enterprises, Inc. (a)                           22,752
                                                400             SYNNEX Corp. (a)                                       7,004
                                                875             Saba Software, Inc. (a)                                4,113
                                              1,434             SafeNet, Inc. (a)                                     48,842
                                              5,143             Salesforce.com, Inc. (a)                             105,329
                                                600             Salon Media Group, Inc. (a)                              103
                                              7,400             Sapient Corp. (a)                                     58,682
                                                100             Scientific Learning Corp. (a)                            610
                                              1,600             Seachange International, Inc. (a)                     11,232
                                              2,100             Secure Computing Corp. (a)                            22,848
                                              3,900             Seebeyond Technology Corp. (a)                        16,302
                                              5,700             Selectica, Inc. (a)                                   17,499
                                              1,300             Senomyx, Inc. (a)                                     21,463
                                              2,000             Sequenom, Inc. (a)                                     2,260
                                              3,200             Serena Software, Inc. (a)                             61,760
                                             17,900             The ServiceMaster Co.                                239,860
                                             77,625             Sirius Satellite Radio, Inc. (a)(f)                  503,010
                                              4,400             Sitel Corp. (a)                                        9,284
                                                 16             Smartserv Online, Inc. (a)                                 8
                                                300             Sonic Foundry, Inc. (a)                                  411
                                              3,800             SonicWALL, Inc. (a)                                   20,482
                                              1,200             Sourcecorp (a)                                        23,784
                                              1,200             Spartech Corp.                                        21,360
                                              3,600             Spherion Corp. (a)                                    23,760
                                              1,400             The Standard Register Co.                             22,134
                                                800             Startek, Inc.                                         13,136
                                              2,900             Stericycle, Inc. (a)                                 145,928
                                                620             Stratasys, Inc. (a)                                   20,262
                                              6,000             Strategic Diagnostics, Inc. (a)                       20,580
                                                900             Strayer Education, Inc.                               77,634
                                              1,500             TheStreet.com, Inc. (a)                                5,310
                                              2,500             SupportSoft, Inc. (a)                                 12,975
                                             16,100             Sycamore Networks, Inc. (a)                           55,545
                                              2,300             Symyx Technologies (a)                                64,354
                                              8,605             Synopsys, Inc. (a)                                   143,445
                                              1,600             Synplicity, Inc. (a)                                   8,656
                                              1,200             Syntel, Inc.                                          19,236
                                                600             Sypris Solutions, Inc.                                 7,422
                                             12,200             TIBCO Software, Inc. (a)                              79,788
                                                600             TNS, Inc. (a)                                         14,022
                                                800             TRC Cos., Inc. (a)                                     9,392
                                              1,882             Talx Corp.                                            54,409
                                              8,800             Tapestry Pharmaceuticals, Inc. (a)                     3,960
                                              2,300             TechTeam Global, Inc. (a)                             29,992

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Business Services                               300             Technology Solutions Co. (a)                    $        162
(continued)                                     200             TeleCommunication Systems, Inc. Class A (a)              452
                                              4,500             TeleTech Holdings, Inc. (a)                           36,675
                                                200             Tenfold Corp. (a)                                         72
                                                600             TeraForce Technology Corp. (a)                            15
                                              3,225             Tetra Tech, Inc. (a)                                  43,634
                                              2,250             Tetra Technologies, Inc. (a)                          71,663
                                              1,100             Tier Technologies, Inc. Class B (a)                    9,273
                                              2,500             Track Data Corp. (a)                                   6,025
                                              2,500             TradeStation Group, Inc. (a)                          21,450
                                              2,800             Transaction Systems Architects, Inc.
                                                                Class A (a)                                           68,964
                                              2,350             Trident Microsystems, Inc. (a)                        53,322
                                              1,300             Trizetto Group (a)                                    18,213
                                              8,777             Tumbleweed Communications Corp. (a)                   22,820
                                              4,200             UNOVA, Inc. (a)                                      111,846
                                              1,800             URS Corp. (a)                                         67,230
                                              1,200             Ultimate Software Group, Inc. (a)                     19,680
                                              3,653             United Online, Inc.                                   39,672
                                                600             Universal Electronics, Inc. (a)                        9,954
                                              1,055             Universal Technical Institute, Inc. (a)               35,026
                                              7,300             VA Software Corp. (a)                                 12,410
                                              4,707             VI Technologies, Inc. (a)(f)                          25,416
                                              5,777             Valueclick, Inc. (a)                                  71,230
                                                600             Vasco Data Security International (a)                  5,790
                                              2,580             Ventiv Health, Inc. (a)                               49,742
                                              1,800             Verint Systems, Inc. (a)                              57,888
                                             15,358             VeriSign, Inc. (a)                                   441,696
                                              2,385             Verity, Inc. (a)                                      20,916
                                                 50             Versata, Inc. (a)                                         37
                                              7,870             Verso Technologies, Inc. (a)                           2,046
                                                460             VerticalNet, Inc. (a)                                    317
                                              1,400             Vertrue, Inc. (a)(f)                                  54,544
                                             16,800             Via Net.Works, Inc. (a)                                1,344
                                              1,250             Viad Corp.                                            35,425
                                              6,030             Viewpoint Corp. (a)                                   10,673
                                              1,730             Vignette Corp. (a)                                    19,463
                                              2,800             Viisage Technology, Inc. (a)                          12,544
                                                600             Volt Information Sciences, Inc. (a)                   14,238
                                              2,850             Waste Connections, Inc. (a)                          106,277
                                              2,000             WatchGuard Technologies (a)                            7,840
                                              1,640             Watson Wyatt & Co. Holdings                           42,033
                                              2,000             Wave Systems Corp. Class A (a)                         1,560
                                              2,700             WebEx Communications, Inc. (a)                        71,307
                                             18,560             WebMD Corp. (a)                                      190,611
                                              3,200             webMethods, Inc. (a)                                  17,920
                                              1,600             Websense, Inc. (a)                                    76,880
                                              6,250             Weight Watchers International, Inc. (a)              322,563
                                                500             Westaff, Inc. (a)                                      1,750
                                              5,700             Wind River Systems, Inc. (a)                          89,376
                                              3,700             Wireless Facilities, Inc. (a)                         23,421

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Business Services                             1,100             Witness Systems, Inc. (a)                       $     20,053
(concluded)                                     200             Worldgate Communications (a)                             640
                                              5,900             Wynn Resorts Ltd. (a)                                278,893
                                              3,400             Zix Corp. (a)(f)                                      10,642
                                                                                                                ------------
                                                                                                                  27,261,116
----------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.8%                                400             AEP Industries, Inc. (a)                               7,384
                                              1,500             AMCOL International Corp.                             28,185
                                              1,425             Aceto Corp.                                           10,659
                                              4,300             Airgas, Inc.                                         106,081
                                              2,600             Albemarle Corp.                                       94,822
                                              1,400             Anika Therapeutics, Inc. (a)                          16,086
                                                700             Arch Chemicals, Inc.                                  17,472
                                              1,400             Bio-Rad Laboratories, Inc. Class A (a)                82,894
                                              1,800             Brady Corp.                                           55,800
                                              3,500             Cabot Corp.                                          115,500
                                              2,300             Calgon Carbon Corp.                                   20,355
                                              7,500             Celanese Corp. Series A (a)                          119,175
                                              9,780             Celgene Corp. (a)                                    398,731
                                              6,600             Crompton Corp.                                        93,390
                                              2,200             Cytec Industries, Inc.                                87,560
                                              4,300             Entegris, Inc. (a)                                    42,570
                                              2,400             Ferro Corp.                                           47,664
                                              5,100             Foamex International, Inc. (a)                         6,834
                                              2,000             Georgia Gulf Corp.                                    62,100
                                              1,700             H.B. Fuller Company                                   57,902
                                                300             Hawkins, Inc.                                          3,645
                                             13,100             Huntsman Corp. (a)                                   265,537
                                                550             KMG Chemicals, Inc.                                    4,268
                                              3,182             Kronos Worldwide, Inc.                                96,065
                                              3,600             Landec Corp. (a)                                      23,400
                                              3,515             Lubrizol Corp.                                       147,665
                                             13,956             Lyondell Chemical Co.                                368,718
                                              1,600             MacDermid, Inc.                                       49,856
                                                450             Mace Security International, Inc. (a)                  1,130
                                              2,100             Matrixx Initiatives, Inc. (a)                         23,100
                                             22,400             The Mosaic Co. (a)                                   348,544
                                              6,800             Nalco Holding Co. (a)                                133,484
                                                120             NewMarket Corp. (a)                                    1,775
                                                800             Nuco2, Inc. (a)                                       20,536
                                              2,200             OM Group, Inc. (a)                                    54,318
                                              3,392             Olin Corp.                                            61,870
                                              2,400             Omnova Solutions, Inc. (a)                            11,184
                                              2,000             Oxigene, Inc. (a)                                      9,080
                                                400             Penford Corp.                                          6,400
                                              5,500             PolyOne Corp. (a)                                     36,410
                                                600             Quaker Chemical Corp.                                 10,470
                                              6,800             RPM International, Inc.                              124,168
                                              1,900             Repligen Corp. (a)                                     4,123
                                              1,000             Rogers Corp. (a)                                      40,550
                                              3,900             Rollins, Inc.                                         78,156
                                              1,100             Schawk, Inc.                                          27,500

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Chemicals                                     3,300             Schulman A, Inc.                                $     59,037
(concluded)                                   3,200             Sensient Technologies Corp.                           65,952
                                                400             Stepan Co.                                             8,840
                                              1,300             TOR Minerals International, Inc. (a)                   6,643
                                              2,200             Terra Nitrogen Co. LP                                 60,500
                                              1,600             Tredegar Corp.                                        24,960
                                              1,600             Trex Co., Inc. (a)                                    41,120
                                              1,100             UAP Holding Corp.                                     18,260
                                              3,500             Valspar Corp.                                        169,015
                                              1,900             WD-40 Co.                                             53,067
                                              3,800             WR Grace & Co. (a)                                    29,602
                                              4,000             Wellman, Inc.                                         40,760
                                              2,800             Westlake Chemical Corp.                               68,600
                                              1,000             Zoltek Cos., Inc. (a)(f)                              11,230
                                                                                                                ------------
                                                                                                                   4,080,702
----------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.2%                         720             ABC Bancorp                                           13,018
                                                800             Alabama National Bancorporation                       52,296
                                              4,000             Amegy Bancorp, Inc.                                   89,520
                                                200             Ameriana Bancorp                                       2,798
                                                400             American National Bankshares, Inc.                     9,432
                                                600             AmericanWest Bancorp (a)                              11,970
                                                432             Arrow Financial Corp.                                 12,027
                                              7,279             Associated Banc-Corp.                                245,011
                                              1,200             BCSB Bankcorp, Inc.                                   15,672
                                              1,000             The Banc Corp. (a)                                    10,580
                                                400             Bancfirst Corp.                                       34,796
                                              3,800             Bancorpsouth, Inc.                                    89,680
                                              3,800             Bank Mutual Corp.                                     42,028
                                                525             Bank of Granite Corp.                                 10,049
                                              3,500             Bank of Hawaii Corp.                                 177,625
                                              3,500             BankAtlantic Bancorp, Inc. Class A                    66,325
                                                200             Bar Harbor Bankshares                                  5,350
                                                300             Berkshire Bancorp, Inc.                                5,475
                                              2,500             Boston Private Financial Holdings, Inc.               63,000
                                              3,499             Brookline Bancorp, Inc.                               56,894
                                                500             Bryn Mawr Bank Corp.                                   9,555
                                                800             CFS Bancorp, Inc.                                     10,624
                                                300             Chester Valley Bancorp Inc.                            7,431
                                                300             Camden National Corp.                                  9,825
                                              1,100             Capital Bank Corp.                                    16,566
                                                500             Capital City Bank Group, Inc.                         20,200
                                                420             Capitol Bancorp Ltd.                                  14,116
                                              4,340             Capitol Federal Financial                            149,643
                                                210             Carrollton Bancorp                                     3,087
                                              1,000             Cascade Bancorp                                       21,000

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                400             Cavalry Bancorp, Inc.                           $      9,100
(continued)                                     546             Center Bancorp, Inc.                                   6,197
                                                627             Central Coast Bancorp (a)                             11,349
                                              1,300             Century Bancorp, Inc. Class A                         39,390
                                              1,113             Chemical Financial Corp.                              36,851
                                              2,333             Chittenden Corp.                                      63,458
                                              3,300             Citizens Banking Corp.                                99,726
                                              2,428             Citizens South Banking Corp.                          30,811
                                                300             City Bank                                              9,114
                                              1,500             City Holding Co.                                      54,780
                                              2,800             City National Corp.                                  200,788
                                                980             Clifton Savings Bancorp, Inc.                         10,349
                                              1,250             CoBiz, Inc.                                           22,663
                                              7,555             The Colonial BancGroup, Inc.                         166,663
                                                400             Columbia Bancorp                                      14,580
                                              1,830             Columbia Banking System, Inc.                         45,055
                                                100             Comm Bancorp, Inc.                                     4,000
                                              8,120             Commerce Bancorp, Inc.                               246,117
                                              4,385             Commerce Bancshares, Inc.                            221,048
                                                356             Commercial Bankshares, Inc.                           13,816
                                                100             Commercial National Financial Corp.                    2,001
                                              1,600             Community Bank System, Inc.                           39,024
                                                588             Community Banks, Inc.                                 15,241
                                                880             Community Trust Bancorp, Inc.                         28,794
                                              1,500             Corus Bankshares, Inc.                                83,235
                                              3,440             Cullen/Frost Bankers, Inc.                           163,916
                                              6,350             Doral Financial Corp.                                105,029
                                                900             EFC Bancorp, Inc.                                     30,582
                                              3,690             East-West Bancorp, Inc.                              123,947
                                                400             EuroBancshares, Inc. (a)                               6,420
                                                250             Exchange National Bancshares, Inc.                     6,915
                                                300             FNB Corp., North Carolina                              5,970
                                              2,985             F.N.B. Corporation, Pennsylvania                      58,655
                                                300             FNB Corporation, Virginia                              8,400
                                              1,406             FNB Financial Services Corp.                          25,364
                                                300             Farmers Capital Bank Corp.                            10,200
                                                100             Financial Institutions, Inc.                           1,802
                                                600             First Bancorp, North Carolina                         13,278
                                              2,350             First BanCorp., Puerto Rico                           94,353
                                                750             First Busey Corp.                                     14,483
                                              2,000             First Cash Financial Services, Inc. (a)               42,740
                                              1,300             First Charter Corp.                                   28,561
                                                600             First Citizens BancShares, Inc. Class A               86,730
                                              3,300             First Commonwealth Financial Corp.                    45,210
                                              1,200             First Federal Bancshares of Arkansas, Inc.            26,940
                                              1,910             First Financial Bancorp                               36,099
                                                466             First Financial Bankshares, Inc.                      15,769

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                270             First Financial Service Corp.                   $      7,433
(continued)                                     300             First M&F Corp.                                       10,200
                                                215             First Merchants Corp.                                  5,343
                                              2,675             First Midwest Bancorp, Inc.                           94,080
                                              1,210             First Mutual Bancshares, Inc.                         31,339
                                              6,906             First Niagara Financial Group, Inc.                  100,689
                                                450             First Oak Brook Bancshares, Inc.                      12,699
                                                200             The First of Long Island Corp.                         8,330
                                              1,200             First Republic Bank                                   42,396
                                                400             First South Bancorp, Inc.                             12,752
                                              2,300             First State Bancorporation                            44,367
                                                542             FirstBank NW Corp.                                    14,688
                                              4,900             FirstMerit Corp.                                     127,939
                                                500             Flag Financial Corp.                                   7,150
                                              1,200             Franklin Bank Corp. (a)                               22,512
                                                600             Frontier Financial Corp.                              15,156
                                              9,938             Fulton Financial Corp.                               178,884
                                                661             German American Bancorp                                9,109
                                              4,400             Gold Banc Corp., Inc.                                 64,020
                                                600             Great Southern Bancorp, Inc.                          18,774
                                              2,964             Greater Bay Bancorp                                   78,161
                                                435             Greater Community Bancorp                              6,934
                                              1,600             Hancock Holding Co.                                   55,040
                                              2,856             Hanmi Financial Corp.                                 47,695
                                              1,400             Harbor Florida Bancshares, Inc.                       52,416
                                              1,541             Harleysville National Corp.                           35,690
                                                700             Heritage Commerce Corp.                               12,852
                                              9,200             Hibernia Corp. Class A                               305,256
                                              1,200             Home Federal Bancorp                                  29,220
                                                500             Horizon Financial Corp.                               11,100
                                             37,894             Hudson City Bancorp, Inc.                            432,371
                                              2,640             Hudson United Bancorp                                 95,304
                                                800             Independent Bank Corp.                                22,568
                                              1,000             Integra Bank Corp.                                    22,620
                                                975             Interchange Financial Services Corp.                  17,891
                                              2,175             Internet Capital Group, Inc. (a)                      15,943
                                              1,500             Irwin Financial Corp.                                 33,285
                                              2,500             Jefferson Bancshares, Inc.                            32,000
                                              4,000             Kearny Financial Corp. (a)                            47,200
                                                500             LSB Bancshares, Inc.                                   8,980
                                                200             Lakeland Financial Corp.                               8,136
                                                250             MASSBANK Corp.                                         8,663
                                              1,100             Main Street Banks, Inc.                               28,006
                                                363             MainSource Financial Group, Inc.                       6,567
                                              5,133             Mercantile Bankshares Corp.                          264,503
                                                350             Merchants Bancshares, Inc.                             9,183
                                              1,400             Mid-State Bancshares                                  38,878
                                              1,000             Midwest Banc Holdings, Inc.                           19,290

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Commercial Banks                              1,460             NBT Bancorp, Inc.                               $     34,514
(continued)                                   3,200             Nara Bancorp, Inc.                                    46,976
                                                787             National Penn Bancshares, Inc.                        19,659
                                              2,900             Netbank, Inc.                                         27,028
                                              5,400             NewAlliance Bancshares, Inc.                          75,870
                                              1,200             NewMil Bancorp, Inc.                                  34,944
                                              1,500             North Valley Bancorp                                  25,725
                                                300             Northern States Financial Corp.                        7,890
                                                150             Norwood Financial Corp.                                4,875
                                                700             OceanFirst Financial Corp.                            15,757
                                                875             Ohio Valley Banc Corp.                                22,488
                                              4,332             Old National Bancorp                                  92,705
                                                800             Old Second Bancorp, Inc.                              23,272
                                                546             Omega Financial Corp.                                 16,953
                                              1,294             Oriental Financial Group                              19,746
                                              2,460             PFF Bancorp, Inc.                                     74,513
                                              1,000             Pamrapo Bancorp, Inc.                                 22,010
                                                830             Park National Corp.                                   91,715
                                                300             Parkvale Financial Corp.                               8,145
                                                363             Peapack Gladstone Financial Corp.                     10,055
                                                800             Pennfed Financial Services, Inc.                      13,504
                                                400             Pennrock Financial Services Corp.                     14,356
                                                200             Peoples Bancorp                                        3,970
                                                595             Peoples Bancorp, Inc.                                 15,916
                                                220             Peoples Bancorp of North Carolina, Inc.                3,995
                                              1,120             Peoples Banctrust Co., Inc.                           17,091
                                              8,013             People's Bank                                        242,313
                                              1,200             Peoples Financial Corp.                               21,468
                                                400             Placer Sierra Bancshares                              10,908
                                             16,600             Popular, Inc.                                        418,154
                                              1,700             PrivateBancorp, Inc.                                  60,146
                                              1,100             Prosperity Bancshares, Inc.                           31,471
                                              2,856             Provident Bankshares Corp.                            91,135
                                              3,300             Prudential Bancorp, Inc. of Pennsylvania              35,871
                                              3,430             Republic Bancorp, Inc.                                51,381
                                              1,023             Republic Bancorp, Inc. Class A                        22,209
                                              2,600             Republic First Bancorp, Inc. (a)                      35,100
                                                534             Royal Bancshares of Pennsylvania Class A              12,694
                                              1,500             S&T Bancorp, Inc.                                     54,150
                                              6,000             S1 Corp. (a)                                          28,260
                                              2,275             SVB Financial Group (a)                              108,973
                                                200             SY Bancorp, Inc.                                       4,570
                                                750             Sandy Spring Bancorp, Inc.                            26,273
                                                151             Savannah Bancorp, Inc.                                 4,510
                                                870             Seacoast Banking Corp. of Florida                     17,130
                                                300             Shore Bancshares, Inc.                                 8,475
                                              1,700             Signature Bank (a)                                    41,480
                                                400             Simmons First National Corp. Class A                  10,844
                                              5,704             Sky Financial Group, Inc.                            160,739
                                              4,455             The South Financial Group, Inc.                      126,611

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                700             Southwest Bancorp, Inc.                         $     14,336
(concluded)                                     132             Southwest Georgia Financial Corp.                      2,614
                                                438             State Bancorp, Inc.                                    9,908
                                              3,950             Sterling Bancshares, Inc.                             61,462
                                                700             Suffolk Bancorp                                       22,603
                                                700             Summit Bancshares, Inc.                               12,110
                                              1,037             Sun Bancorp, Inc. (a)                                 21,435
                                              2,572             Susquehanna Bancshares, Inc.                          63,245
                                              8,890             TCF Financial Corp.                                  230,073
                                             11,134             TD Banknorth, Inc.                                   331,793
                                              1,300             Texas Capital Bancshares, Inc. (a)                    25,662
                                              3,725             Texas Regional Bancshares, Inc. Class A              113,538
                                                484             Tompkins Trustco, Inc.                                21,006
                                                900             Trico Bancshares                                      20,106
                                              4,160             TrustCo Bank Corp. NY                                 54,330
                                              3,400             Trustmark Corp.                                       99,484
                                              5,250             UCBH Holdings, Inc.                                   85,260
                                              1,310             UMB Financial Corp.                                   74,709
                                                937             USB Holding Co., Inc.                                 21,926
                                              3,736             Umpqua Holdings Corp.                                 87,945
                                                500             Union Bankshares Corp.                                19,310
                                              8,900             UnionBanCal Corp.                                    595,588
                                                279             United Bancorp, Inc.                                   3,474
                                              3,400             United Bankshares, Inc.                              121,074
                                              1,632             United Community Financial Corp.                      17,854
                                              1,232             Unizan Financial Corp.                                33,005
                                              1,200             Vail Banks, Inc.                                      17,400
                                              6,150             Valley National Bancorp                              143,787
                                                831             Virginia Commerce Bancorp (a)                         20,218
                                                500             WSFS Financial Corp.                                  27,355
                                                800             Washington Trust Bancorp, Inc.                        22,136
                                              1,300             WesBanco, Inc.                                        39,026
                                                800             West Coast Bancorp                                    19,528
                                              1,900             Westamerica Bancorporation                           100,339
                                              3,121             Westcorp                                             163,603
                                              3,625             Whitney Holding Corp.                                118,284
                                              3,900             Wilmington Trust Corp.                               140,439
                                              1,550             Wintrust Financial Corp.                              81,143
                                              1,500             Yardville National Bancorp                            53,625
                                                                                                                ------------
                                                                                                                  11,753,988
----------------------------------------------------------------------------------------------------------------------------
Construction - 2.6%                             400             Ablest, Inc. (a)                                       2,732
                                              1,000             American Woodmark Corp.                               30,010
                                                400             Ameron International Corp.                            14,960
                                              2,900             Apogee Enterprises, Inc.                              44,573
                                              7,800             Armstrong Holdings, Inc. (a)(f)                       18,720
                                                400             Beacon Roofing Supply, Inc. (a)                       10,520
                                              2,364             Beazer Homes USA, Inc.                               135,103

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Construction                                  1,000             BlueLinx Holdings, Inc.                         $     10,580
(continued)                                   1,900             Brookfield Homes Corp.                                86,640
                                                600             Bucyrus International, Inc.                           22,788
                                              1,140             Building Material Holding Corp.                       78,991
                                              1,100             Carter's, Inc. (a)                                    64,218
                                              1,410             Cavco Industries, Inc. (a)                            39,734
                                              2,375             Ceradyne, Inc. (a)                                    57,166
                                              1,400             Comstock Homebuilding Cos., Inc. Class A (a)          33,908
                                             17,850             DR Horton, Inc.                                      671,339
                                                500             Dominion Homes, Inc. (a)                               8,070
                                              2,733             Dycom Industries, Inc. (a)                            54,141
                                                900             EMCOR Group, Inc. (a)                                 44,010
                                              1,340             Eagle Materials, Inc.                                124,071
                                              1,800             ElkCorp                                               51,390
                                              2,650             Florida Rock Industries, Inc.                        194,378
                                                600             Global Power Equipment Group, Inc. (a)                 4,770
                                              2,050             Granite Construction, Inc.                            57,605
                                              3,500             Hovnanian Enterprises, Inc. Class A (a)              228,200
                                                500             Infrasource Services, Inc. (a)                         5,210
                                              1,600             Insituform Technologies, Inc. Class A (a)             25,648
                                              2,200             Integrated Electrical Services, Inc. (a)               4,290
                                              1,800             Interline Brands Inc. (a)                             35,640
                                                800             International Aluminum Corp.                          25,560
                                                300             LS Starrett Co. Class A                                5,472
                                                750             LSI Industries, Inc.                                  10,455
                                              4,400             Lafarge North America, Inc.                          274,736
                                              8,580             Lennar Corp. Class A                                 544,401
                                              1,180             Levitt Corp. Class A                                  35,306
                                              1,400             M/I Homes, Inc.                                       75,740
                                              2,516             MDC Holdings, Inc.                                   206,941
                                              2,800             Martin Marietta Materials, Inc.                      193,536
                                              1,900             Mastec, Inc. (a)                                      16,720
                                              1,500             Meritage Homes Corp. (a)                             119,250
                                              1,200             NCI Building Systems, Inc. (a)                        39,360
                                                416             NVR, Inc. (a)                                        336,960
                                              2,300             Palm Harbor Homes, Inc. (a)                           43,309
                                                100             Patriot Transportation Holding, Inc. (a)               5,092
                                                500             Performance Technologies, Inc. (a)                     2,765
                                              1,400             Perini Corp. (a)                                      22,988
                                              6,600             Quanta Services, Inc. (a)                             58,080
                                              2,300             Ryland Group, Inc.                                   174,501
                                              3,700             SBA Communications Corp. Class A (a)                  49,950
                                              2,200             Simpson Manufacturing Co., Inc.                       67,210
                                                100             Skyline Corp.                                          3,993
                                              2,300             Standard-Pacific Corp.                               202,285
                                              3,300             Technical Olympic USA, Inc.                           80,124
                                              1,300             Texas Industries, Inc.                                73,099
                                              4,300             Toll Brothers, Inc. (a)                              436,665
                                              1,700             U.S. Concrete, Inc. (a)                               10,999
                                              3,000             USG Corp. (a)                                        127,500
                                                500             United Mobile Homes, Inc.                              7,515

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Construction                                  2,600             WCI Communities, Inc. (a)                       $     83,278
(concluded)                                   1,900             WESCO International, Inc. (a)                         59,622
                                              2,100             Walter Industries, Inc.                               84,420
                                              3,300             West Corp. (a)                                       126,720
                                              5,300             Westell Technologies, Inc. Class A (a)                31,694
                                                600             William Lyon Homes, Inc. (a)                          58,206
                                              1,300             Wilsons The Leather Experts (a)                        8,632
                                              2,300             Yankee Candle Co., Inc.                               73,830
                                                                                                                ------------
                                                                                                                   5,936,319
----------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.7%                    1,700             American Technology Corp. (a)                          9,741
                                              1,665             Applica, Inc. (a)                                      5,378
                                                700             Bassett Furniture Industries, Inc.                    13,202
                                              4,200             Champion Enterprises, Inc. (a)                        41,748
                                              2,800             Compx International, Inc.                             46,900
                                                100             Conn's, Inc. (a)                                       2,447
                                                800             Design Within Reach, Inc. (a)                         14,480
                                              1,700             Emerson Radio (a)                                      4,743
                                              2,000             Ethan Allen Interiors, Inc.                           67,020
                                                200             Flexsteel Industries                                   2,814
                                              3,100             Furniture Brands International, Inc.                  66,991
                                             24,900             Gemstar-TV Guide International, Inc. (a)              89,391
                                              1,600             Genlyte Group, Inc. (a)                               77,984
                                              3,020             Griffon Corp. (a)                                     67,044
                                              1,100             Haverty Furniture Cos., Inc.                          16,258
                                              2,400             Helen of Troy Ltd. (a)                                61,104
                                              3,400             Interface, Inc. Class A (a)                           27,370
                                              2,300             Kimball International, Inc. Class B                   30,360
                                                200             Koss Corp.                                             3,400
                                              3,100             La-Z-Boy, Inc.                                        45,167
                                                600             Lifetime Hoan Corp.                                   11,718
                                                500             Mac-Gray Corp. (a)                                     4,585
                                              3,764             Mohawk Industries, Inc. (a)                          310,530
                                                400             National Presto Industries, Inc.                      17,628
                                              2,805             Restoration Hardware, Inc. (a)                        22,945
                                              1,700             Rockford Corp. (a)                                     6,290
                                                500             The Rowe Cos. (a)                                      2,100
                                                600             Salton, Inc. (a)(f)                                      684
                                              2,100             Select Comfort Corp. (a)                              45,003
                                              1,500             Stanley Furniture Co., Inc.                           36,840
                                              1,600             Sturm Ruger & Co., Inc.                               13,392
                                              5,700             Tempur-Pedic International, Inc. (a)                 126,426
                                              1,000             Thomas Industries, Inc.                               39,960
                                              2,890             Toro Co.                                             111,583
                                              4,300             United Rentals, Inc. (a)                              86,903
                                                642             Virco Manufacturing (a)                                4,334
                                                600             Water Pik Technologies, Inc. (a)                      11,430
                                                                                                                ------------
                                                                                                                   1,545,893
----------------------------------------------------------------------------------------------------------------------------
Containers - 0.3%                             1,500             Anchor Glass Container Corp.                           2,025
                                              9,900             Crown Holdings, Inc. (a)                             140,877

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Containers                                    9,900             Graphic Packaging Corp. (a)                     $     36,135
(concluded)                                   1,200             Greif, Inc.                                           73,320
                                              1,600             Mobile Mini, Inc. (a)                                 55,168
                                              9,000             Owens-Illinois, Inc. (a)                             225,450
                                                500             Packaging Dynamics Corp.                               6,999
                                              1,000             Silgan Holdings, Inc.                                 56,240
                                              5,600             Sonoco Products Co.                                  148,400
                                                                                                                ------------
                                                                                                                     744,614
----------------------------------------------------------------------------------------------------------------------------
Domestic Oil - 3.0%                             800             Atlas America, Inc. (a)                               29,752
                                              2,000             Bill Barrett Corp. (a)                                59,160
                                              1,900             Bois d'Arc Energy, Inc. (a)                           28,025
                                              2,800             Cal Dive International, Inc. (a)                     146,636
                                              1,000             Callon Petroleum Co. (a)                              14,780
                                              2,500             Carrizo Oil & Gas, Inc. (a)                           42,650
                                             15,900             Chesapeake Energy Corp.                              362,520
                                                600             Clayton Williams Energy, Inc. (a)                     17,994
                                              2,000             Comstock Resources, Inc. (a)                          50,580
                                              5,310             Consol Energy, Inc.                                  284,510
                                                300             Crosstex Energy LP                                    11,415
                                              4,035             Delta Petroleum Corp. (a)                             56,732
                                              7,700             Diamond Offshore Drilling                            411,411
                                                400             Dorchester Minerals LP                                 9,570
                                              2,700             Edge Petroleum Corp. (a)                              42,174
                                              1,223             Enbridge Energy Management LLC (a)                    61,786
                                              1,200             Encore Acquisition Co. (a)                            49,200
                                              1,900             Energy Partners Ltd. (a)                              49,799
                                                100             FX Energy, Inc. (a)                                    1,103
                                              4,000             Frontier Oil Corp.                                   117,400
                                              9,430             Global Industries Ltd. (a)                            80,155
                                              1,230             Gulf Island Fabrication, Inc.                         24,452
                                              1,200             Gulfmark Offshore, Inc. (a)                           32,772
                                              4,200             Harvest Natural Resources, Inc. (a)                   45,906
                                              1,700             Holly Corp.                                           79,339
                                              1,400             Houston Exploration Co. (a)                           74,270
                                              2,900             KCS Energy, Inc. (a)                                  50,373
                                                700             Kaneb Services LLC                                    30,296
                                              2,600             Magellan Midstream Partners                           85,228
                                              1,900             Matrix Service Co. (a)                                 8,702
                                              2,500             McMoRan Exploration Co. (a)(f)                        48,775
                                              4,600             Meridian Resource Corp. (a)                           21,988
                                             10,800             Murphy Oil Corp.                                     564,084
                                              6,998             Newfield Exploration Co. (a)                         279,150
                                              1,500             OYO Geospace Corp. (a)                                31,470
                                                900             PYR Energy Corp. (a)                                   1,332
                                              2,000             Pacific Energy Partners LP                            63,480
                                              9,410             Patterson-UTI Energy, Inc.                           261,880
                                              4,600             PetroHawk Energy Corp. (a)                            49,680
                                              2,600             Petroquest Energy, Inc. (a)                           17,082

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Domestic Oil                                  8,175             Pioneer Natural Resources Co.                   $    344,004
(concluded)                                   5,184             Plains Exploration & Production Co. (a)              184,188
                                              3,600             Pogo Producing Co.                                   186,912
                                              4,900             Premcor, Inc.                                        363,482
                                              7,800             Pride International, Inc. (a)                        200,460
                                              2,920             Quicksilver Resources, Inc. (a)                      186,676
                                              1,800             Remington Oil & Gas Corp. (a)                         64,260
                                              1,700             Spinnaker Exploration Co. (a)                         60,333
                                              4,400             St. Mary Land & Exploration Co.                      127,512
                                              1,579             Stone Energy Corp. (a)                                77,213
                                                800             Sunoco Logistics Partners LP                          30,304
                                              2,800             Superior Energy Services (a)                          49,840
                                              2,700             Syntroleum Corp. (a)                                  27,702
                                              3,400             TEPPCO Partners LP                                   140,896
                                              4,000             Tesoro Corp.                                         186,080
                                              2,400             Todco Class A (a)                                     61,608
                                              4,700             Transmontaigne, Inc. (a)                              49,350
                                              8,200             Ultra Petroleum Corp. (a)                            248,952
                                              1,800             Universal Compression Holdings, Inc. (a)              65,232
                                              1,200             Valero LP                                             72,228
                                                500             Valley National Gases, Inc.                            7,625
                                              3,900             Vintage Petroleum, Inc.                              118,833
                                              2,600             W&T Offshore, Inc.                                    62,582
                                                200             Warren Resources, Inc. (a)                             2,090
                                              1,100             Whiting Petroleum Corp. (a)                           39,941
                                                                                                                ------------
                                                                                                                   6,655,914
----------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 10.7%                      3,000             AMERIGROUP Corp. (a)                                 120,600
                                                900             ATS Medical, Inc. (a)                                  3,141
                                              3,000             AVANIR Pharmaceuticals Class A (a)                     8,400
                                              2,200             AVI BioPharma, Inc. (a)(f)                             5,104
                                              1,100             Abaxis, Inc. (a)                                      11,968
                                              5,200             Abgenix, Inc. (a)                                     44,616
                                              1,100             Abiomed, Inc. (a)                                      9,405
                                              2,000             Able Laboratories, Inc. (a)(f)                         6,960
                                              1,600             Accelrys, Inc. (a)                                     7,920
                                              3,003             Accredo Health, Inc. (a)                             136,336
                                              4,300             Adolor Corp. (a)                                      39,775
                                              3,635             Advanced Medical Optics, Inc. (a)                    144,491
                                              1,700             Advanced Neuromodulation Systems, Inc. (a)            67,456
                                              1,400             Advancis Pharmaceutical Corp. (a)(f)                   2,408
                                              1,700             Air Methods Corp. (a)                                 13,566
                                              1,900             Albany Molecular Research, Inc. (a)                   26,600
                                              1,600             Alexion Pharmaceuticals, Inc. (a)                     36,864
                                              3,500             Align Technology, Inc. (a)                            25,795
                                              5,000             Alkermes, Inc. (a)                                    66,100
                                              1,700             Alliance Imaging, Inc. (a)                            17,782
                                              5,800             Allos Therapeutics (a)                                12,644
                                              2,345             Allscripts Healthcare Solutions, Inc. (a)             38,950

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine                              2,200             Alpharma, Inc. Class A                          $     31,834
(continued)                                   1,600             Amedisys, Inc. (a)                                    58,848
                                                400             America Service Group, Inc. (a)                        6,340
                                              2,500             American Healthways, Inc. (a)                        105,675
                                              4,000             American Medical Systems Holdings, Inc. (a)           82,600
                                              4,350             American Pharmaceutical Partners, Inc. (a)(f)        179,438
                                              6,100             Amylin Pharmaceuticals, Inc. (a)(f)                  127,673
                                              2,800             Amsurg Corp. (a)                                      77,532
                                              3,400             Anadys Pharmaceuticals, Inc. (a)                      31,144
                                              4,200             Andrx Corp. (a)                                       85,302
                                                513             Angiodynamics, Inc. (a)                               11,153
                                                100             Animas Corp. (a)                                       2,015
                                              2,900             Antigenics, Inc. (a)(f)                               15,689
                                              5,585             Aphton Corp. (a)                                       4,133
                                              4,300             Applera Corp. - Celera Genomics Group (a)             47,171
                                              2,800             Apria Healthcare Group, Inc. (a)                      96,992
                                              8,200             Aradigm Corp. (a)(f)                                   8,692
                                              2,040             Arena Pharmaceuticals, Inc. (a)                       13,913
                                              3,100             Ariad Pharmaceuticals, Inc. (a)                       20,646
                                              1,630             Arqule, Inc. (a)                                      10,562
                                              1,400             Array Biopharma, Inc. (a)                              8,820
                                              2,400             Arrow International, Inc.                             76,560
                                              1,700             Arthrocare Corp. (a)                                  59,398
                                                900             Aspect Medical Systems, Inc. (a)                      26,766
                                              3,100             Atherogenics Inc. (a)(f)                              49,538
                                              4,400             Avant Immunotherapeutics, Inc. (a)                     5,148
                                              1,000             Avigen, Inc. (a)                                       3,100
                                              3,000             Axonyx, Inc. (a)                                       4,050
                                              5,363             Barr Pharmaceuticals, Inc. (a)                       261,393
                                                200             Barrier Therapeutics, Inc. (a)                         1,586
                                              3,500             Beckman Coulter, Inc.                                222,495
                                              6,400             Beverly Enterprises, Inc. (a)                         81,536
                                              3,100             BioCryst Pharmaceuticals, Inc. (a)                    15,748
                                              2,400             Biolase Technology, Inc. (f)                          15,168
                                              3,800             BioMarin Pharmaceuticals, Inc. (a)                    28,462
                                             18,316             Biopure Corp. (a)                                     24,177
                                              2,096             Bioscript, Inc. (a)                                   12,576
                                              1,360             Biosite, Inc. (a)                                     74,786
                                                100             Biosource International, Inc. (a)                      1,055
                                                900             BioSphere Medical, Inc. (a)                            4,050
                                              1,800             BioVeris Corp. (a)                                     7,866
                                              1,800             Bone Care International, Inc. (a)                     59,346
                                              2,400             Bradley Pharmaceuticals, Inc. (a)                     25,800
                                                388             Britesmile, Inc. (a)(f)                                1,455
                                                800             CNS, Inc.                                             18,280
                                              2,800             CV Therapeutics, Inc. (a)                             62,776
                                             16,300             Calypte Biomedical Corp. (a)                           2,608
                                              1,200             Cambrex Corp.                                         22,860
                                              1,600             CancerVax Corp. (a)                                    4,560

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine                              5,100             Cardiac Science, Inc. (a)                       $      5,304
(continued)                                   2,900             Cardiodynamics International Corp. (a)                 4,640
                                              1,476             Cardiotech International, Inc. (a)                     2,642
                                              9,200             Cell Therapeutics, Inc. (a)(f)                        24,932
                                              3,300             Centene Corp. (a)                                    110,814
                                              3,200             Cephalon, Inc. (a)                                   127,392
                                              1,400             Cerus Corp. (a)                                        6,202
                                              3,692             Charles River Laboratories
                                                                International, Inc. (a)                              178,139
                                                900             Cholestech Corp. (a)                                  10,143
                                              1,700             Ciphergen Biosystems, Inc. (a)                         3,247
                                             11,200             Clarient, Inc. (a)(f)                                 19,152
                                              2,500             Collagenex Pharmaceuticals, Inc. (a)                  19,025
                                              7,700             Columbia Laboratories, Inc. (a)                       24,255
                                              5,000             Community Health Systems, Inc. (a)                   188,950
                                              2,700             Compex Technologies, Inc. (a)                         11,124
                                              3,900             Conceptus, Inc. (a)                                   22,035
                                              2,050             Conmed Corp. (a)                                      63,079
                                                500             Conor Medsystems, Inc. (a)                             7,675
                                              2,643             Cooper Cos., Inc.                                    160,853
                                                142             CorAutus Genetics, Inc. (a)                              584
                                              1,600             Corgentech, Inc. (a)                                   4,160
                                              3,800             Corixa Corp. (a)                                      16,644
                                                600             Corvel Corp. (a)                                      15,072
                                              3,600             Covance, Inc. (a)                                    161,532
                                              6,064             Coventry Health Care, Inc. (a)                       429,028
                                              2,400             CryoLife, Inc. (a)                                    18,624
                                              3,600             Cubist Pharmaceuticals, Inc. (a)                      47,412
                                              1,935             Curative Health Services, Inc. (a)                     4,412
                                              2,300             Curis, Inc. (a)                                        8,970
                                              1,400             Cyberonics, Inc. (a)                                  60,746
                                              1,800             Cypress Bioscience, Inc. (a)                          23,706
                                                930             Cytogen Corp. (a)                                      4,864
                                              1,700             Cytokinetics, Inc. (a)                                11,815
                                              6,400             Cytyc Corp. (a)                                      141,184
                                                900             D&K Healthcare Resources, Inc.                         7,605
                                                500             DJ Orthopedics, Inc. (a)                              13,715
                                              2,675             Dade Behring Holdings, Inc.                          173,902
                                              1,400             Datascope Corp.                                       46,690
                                              6,100             DaVita, Inc. (a)                                     277,428
                                                900             Daxor Corp. (a)                                       17,010
                                              3,430             Dendreon Corp. (a)(f)                                 17,939
                                              5,150             Dentsply International, Inc.                         278,100
                                              2,100             Depomed, Inc. (a)                                      9,177
                                                500             DexCom, Inc. (a)                                       6,245
                                              1,700             Diagnostic Products Corp.                             80,461
                                              1,300             Dialysis Corp. of America (a)                         28,210
                                                200             Diametrics Medical, Inc. (a)                               4
                                              1,000             Digene Corp. (a)                                      27,680
                                              2,800             Discovery Laboratories, Inc. (a)                      20,412

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine                              2,200             Dov Pharmaceutical, Inc. (a)                    $     41,052
(continued)                                   3,000             Durect Corp. (a)(f)                                   15,270
                                                600             Dusa Pharmaceuticals, Inc. (a)                         5,580
                                                  4             Dynacq Healthcare, Inc. (a)                               21
                                                600             E-Z-EM, Inc. (a)                                       8,406
                                              1,300             EPIX Pharmaceuticals, Inc. (a)                        11,505
                                              3,500             Edwards Lifesciences Corp. (a)                       150,570
                                              2,300             Emisphere Technologies, Inc. (a)                       9,246
                                                400             Encore Medical Corp. (a)                               2,220
                                              7,800             Endo Pharmaceuticals Holdings, Inc. (a)              204,984
                                                200             Endologix, Inc. (a)                                      902
                                              4,300             Entremed, Inc. (a)                                     9,933
                                                673             Enzo Biochem, Inc. (a)                                12,067
                                              2,600             Enzon Pharmaceuticals, Inc. (a)                       16,848
                                              5,500             Eon Labs, Inc. (a)                                   168,520
                                                725             Escalon Medical Corp. (a)                              4,865
                                              1,600             Exact Sciences Corp. (a)                               3,648
                                                700             Exactech, Inc. (a)                                     9,191
                                              3,700             Eyetech Pharmaceuticals, Inc. (a)                     46,768
                                              3,050             First Horizon Pharmaceutical Corp. (a)                58,072
                                             17,300             Fonar Corp. (a)                                       20,760
                                              1,300             FoxHollow Technologies Inc. (a)                       49,751
                                              2,900             Gen-Probe, Inc. (a)                                  105,067
                                              3,400             Genaera Corp. (a)                                      5,814
                                              1,900             Gene Logic, Inc. (a)                                   6,289
                                              5,300             Genelabs Technologies (a)                              2,650
                                             62,440             Genentech, Inc. (a)(f)                             5,012,637
                                              1,150             Genesis HealthCare Corp. (a)                          53,222
                                              1,400             Genitope Corp. (a)                                    17,976
                                              9,700             Genta, Inc. (a)                                       11,446
                                              3,100             Geron Corp. (a)                                       23,994
                                                133             GlycoGenesys, Inc. (a)                                   156
                                              4,900             Guilford Pharmaceuticals, Inc. (a)                    11,123
                                              1,500             Haemonetics Corp. (a)                                 60,960
                                              6,480             Health Net, Inc. (a)                                 247,277
                                              2,451             Healthcare Services Group                             49,216
                                              2,200             HealthExtras, Inc. (a)                                44,154
                                              1,900             HealthTronics, Inc. (a)                               24,681
                                              1,300             Hemispherx Biopharma, Inc. (a)(f)                      2,418
                                              4,200             Henry Schein, Inc. (a)                               174,384
                                              1,050             Hi-Tech Pharmacal Co., Inc. (a)                       33,453
                                              3,545             Hillenbrand Industries, Inc.                         179,200
                                              2,300             Hollis-Eden Pharmaceuticals (a)(f)                    17,020
                                              1,200             Hologic, Inc. (a)                                     47,700
                                              2,600             Hooper Holmes, Inc.                                   10,790
                                              7,600             Human Genome Sciences, Inc. (a)                       88,008
                                              2,900             Hydron Technologies, Inc. (a)                            348
                                              1,100             I-Flow Corp. (a)                                      18,304
                                              3,700             ICOS Corp. (a)                                        78,329

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine                              1,200             ICU Medical, Inc. (a)                           $     38,604
(continued)                                   1,600             II-VI, Inc. (a)                                       29,424
                                             14,143             IVAX Corp. (a)                                       304,075
                                              2,500             Idexx Laboratories, Inc. (a)                         155,825
                                              4,921             ImClone Systems, Inc. (a)                            152,403
                                              2,625             Immucor, Inc. (a)                                     75,994
                                              4,000             Immunicon Corp. (a)                                   20,280
                                              2,400             Immunogen, Inc. (a)                                   13,896
                                              3,200             Immunomedics, Inc. (a)                                 5,472
                                              4,600             Impax Laboratories, Inc. (a)                          72,220
                                              2,400             Inamed Corp. (a)                                     160,728
                                              5,700             Incyte Corp. (a)                                      40,755
                                              4,800             Indevus Pharmaceuticals, Inc. (a)                     12,288
                                              2,900             Inkine Pharmaceutical Co. (a)                          9,251
                                              4,200             Insmed, Inc. (a)(f)                                    4,116
                                              2,400             Inspire Pharmaceuticals, Inc. (a)                     20,208
                                              1,900             Integra LifeSciences Holdings Corp. (a)               55,480
                                              3,600             InterMune, Inc. (a)                                   46,944
                                              2,700             IntraLase Corp. (a)                                   52,974
                                                 16             Intrabiotics Pharmaceuticals, Inc. (a)                    56
                                              1,500             Introgen Therapeutics, Inc. (a)(f)                     9,660
                                              1,950             Intuitive Surgical, Inc. (a)                          90,948
                                              1,800             Invacare Corp.                                        79,848
                                                828             Inverness Medical Innovations, Inc. (a)               22,604
                                              4,400             Isis Pharmaceuticals, Inc. (a)                        17,204
                                              2,000             KV Pharmaceutical Co. Class A (a)                     33,500
                                              1,200             Kendle International, Inc. (a)                        18,180
                                              1,000             Kensey Nash Corp. (a)                                 30,240
                                              2,190             Kindred Healthcare, Inc. (a)                          86,746
                                              3,615             Kinetic Concepts, Inc. (a)                           216,900
                                              1,700             Kosan Biosciences, Inc. (a)                            8,976
                                              1,900             Kyphon, Inc. (a)                                      66,101
                                              1,150             LCA-Vision, Inc.                                      55,729
                                              3,700             La Jolla Pharmaceutical Co. (a)                        3,034
                                              1,100             Lakeland Industries, Inc. (a)                         15,059
                                                400             Landauer, Inc.                                        20,764
                                                300             Langer, Inc. (a)                                       1,950
                                              1,000             Large Scale Biology Corp. (a)(f)                         970
                                                800             Lectec Corp.                                           1,088
                                              2,700             Lexicon Genetics, Inc. (a)                            13,338
                                              2,900             Lifecell Corp. (a)                                    45,849
                                                700             Lifecore Biomedical, Inc. (a)                          7,630
                                              3,045             LifePoint Hospitals, Inc. (a)                        153,833
                                              7,175             Ligand Pharmaceuticals, Inc. Class B (a)              49,866
                                              5,700             Lincare Holdings, Inc. (a)                           232,788
                                              4,100             MGI Pharma, Inc. (a)                                  89,216
                                              1,100             Macrochem Corp. (a)                                      264
                                              1,479             Magellan Health Services, Inc. (a)                    52,223

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine                              1,300             Mannatech, Inc.                                 $     24,726
(continued)                                   1,700             Martek Biosciences Corp. (a)                          64,515
                                              3,300             Maxim Pharmaceuticals, Inc. (a)                        4,323
                                                600             Med-Design Corp. (a)                                     348
                                              5,000             Medarex, Inc. (a)                                     41,650
                                              1,100             Medcath Corp. (a)                                     30,569
                                                800             Medical Action Industries, Inc. (a)                   14,280
                                              2,870             Medicines Co. (a)                                     67,129
                                              3,200             Medicis Pharmaceutical Corp. Class A                 101,536
                                              1,030             Medis Technologies Ltd. (a)(f)                        17,098
                                                300             Medwave, Inc. (a)                                      1,005
                                              2,800             Mentor Corp.                                         116,144
                                                900             Meridian Bioscience, Inc.                             17,055
                                              1,568             Merit Medical Systems, Inc. (a)                       24,163
                                                300             Metropolitan Health Networks, Inc. (a)                   768
                                              2,600             Microtek Medical Holdings, Inc. (a)                    9,542
                                             17,438             Millennium Pharmaceuticals, Inc. (a)                 161,650
                                              1,600             Mine Safety Appliances Co.                            73,920
                                              1,000             Molecular Devices Corp. (a)                           21,630
                                              1,100             Molina Healthcare, Inc. (a)                           48,686
                                              1,800             Myriad Genetics, Inc. (a)                             28,170
                                              3,900             NBTY, Inc. (a)                                       101,166
                                              3,740             NPS Pharmaceuticals, Inc. (a)                         42,449
                                              3,400             Nabi Biopharmaceuticals (a)                           51,782
                                                150             National Dentex Corp. (a)                              2,711
                                                400             National Healthcare Corp.                             14,124
                                                400             Natrol, Inc. (a)                                       1,120
                                                900             Nature's Sunshine Prods., Inc.                        15,696
                                              3,000             Natus Medical, Inc. (a)                               33,750
                                              4,900             Nektar Therapeutics (a)                               82,516
                                              2,086             Neopharm, Inc. (a)                                    20,839
                                              1,900             Neose Technologies, Inc. (a)                           5,985
                                              2,145             Neurocrine Biosciences, Inc. (a)                      90,219
                                              1,200             Neurogen Corp. (a)                                     8,184
                                                400             New River Pharmaceuticals, Inc. (a)                   12,008
                                              1,600             Northfield Laboratories, Inc. (a)                     22,896
                                              2,400             Novavax, Inc. (a)                                      3,168
                                              2,100             Noven Pharmaceuticals, Inc. (a)                       36,708
                                              1,400             Nutraceutical International Corp. (a)                 18,690
                                              2,800             NuVasive, Inc. (a)                                    46,536
                                              2,421             Nuvelo, Inc. (a)                                      18,714
                                              3,700             OCA, Inc. (a)(f)                                       6,956
                                              2,613             OSI Pharmaceuticals, Inc. (a)                        106,793
                                              4,000             Oakley, Inc.                                          68,120
                                              3,050             Odyssey HealthCare, Inc. (a)                          43,981
                                              6,000             Omnicare, Inc.                                       254,580
                                              2,000             Onyx Pharmaceuticals, Inc. (a)                        47,760
                                              4,575             OraSure Technologies, Inc. (a)                        45,704
                                              4,100             Orthologic Corp. (a)                                  15,867

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine                              5,920             Orthovita, Inc. (a)                             $     23,266
(continued)                                   4,400             Oscient Pharmaceuticals Corp. (a)                     11,660
                                              3,300             Osteotech, Inc. (a)                                   12,144
                                              2,300             Owens & Minor, Inc.                                   74,405
                                              5,600             PSS World Medical, Inc. (a)                           69,720
                                              4,560             Pacificare Health Systems (a)                        325,812
                                              2,600             Pain Therapeutics, Inc. (a)                           17,550
                                              1,700             Par Pharmaceutical Cos., Inc. (a)                     54,077
                                              2,700             Parexel International Corp. (a)                       53,595
                                              7,800             Patterson Cos., Inc. (a)                             351,624
                                              1,180             Pediatric Services of America, Inc. (a)               14,266
                                              1,500             Pediatrix Medical Group, Inc. (a)                    110,310
                                              1,300             Penwest Pharmaceuticals Co. (a)                       15,366
                                              8,500             Peregrine Pharmaceuticals, Inc. (a)                    8,245
                                              5,000             Perrigo Co.                                           69,700
                                              3,400             Pharmaceutical Product Development, Inc. (a)         159,324
                                                700             Pharmacopeia Drug Discovery, Inc. (a)                  2,821
                                              2,290             Pharmacyclics, Inc. (a)                               17,198
                                              1,800             Pharmion Corp. (a)                                    41,778
                                              1,140             Pharmos Corp. (a)                                      2,793
                                                100             Physiometrix, Inc. (a)                                   156
                                              1,600             PolyMedica Corp.                                      57,056
                                              2,300             Pozen, Inc. (a)                                       18,860
                                              3,100             Praecis Pharmaceuticals, Inc. (a)                      1,612
                                              2,500             Prestige Brands Holdings, Inc. (a)                    48,750
                                              2,200             Priority Healthcare Corp. (a)                         55,792
                                                500             Progenics Pharmaceuticals, Inc. (a)                   10,430
                                              5,500             Protein Design Labs, Inc. (a)                        111,155
                                                800             Proxymed, Inc. (a)                                     6,272
                                                125             Psychemedics Corp.                                     1,628
                                              1,666             Psychiatric Solutions, Inc. (a)                       81,151
                                              2,700             QMed, Inc. (a)                                        24,651
                                              1,900             Quidel Corp. (a)                                       9,842
                                              2,000             Radiation Therapy Services, Inc. (a)                  53,100
                                              1,100             Radiologix, Inc. (a)                                   4,675
                                              1,600             Regeneration Technologies, Inc. (a)                   10,016
                                              2,800             Regeneron Pharmaceuticals, Inc. (a)                   23,492
                                              1,900             RehabCare Group, Inc. (a)                             50,787
                                              4,450             Renal Care Group, Inc. (a)                           205,145
                                              2,500             Renovis, Inc. (a)                                     38,175
                                              1,200             Res-Care, Inc. (a)                                    16,272
                                              2,100             Resmed, Inc. (a)                                     138,579
                                              3,400             Respironics, Inc. (a)                                122,774
                                              1,300             Retractable Technologies, Inc. (a)                     3,510
                                              7,000             Rita Medical Systems, Inc. (a)                        22,400
                                              3,100             Salix Pharmaceuticals Ltd. (a)                        54,746
                                              1,300             Sangamo Biosciences, Inc. (a)                          4,641
                                              6,000             Santarus, Inc. (a)                                    24,600
                                              3,500             Savient Pharmaceuticals, Inc. (a)                     15,435

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine                              5,700             Sciclone Pharmaceuticals, Inc. (a)              $     25,593
(continued)                                   2,200             Seattle Genetics, Inc. (a)                            11,792
                                              6,055             Sepracor, Inc. (a)                                   363,361
                                              2,385             Serologicals Corp. (a)                                50,681
                                              2,000             Sierra Health Services (a)                           142,920
                                              2,015             Sirna Therapeutics, Inc. (a)(f)                        3,526
                                              3,500             Sonic Innovations, Inc. (a)                           16,765
                                                800             SonoSite, Inc. (a)                                    24,832
                                              1,900             Sparta Surgical Corp. (a)                                  0
                                                900             Specialty Laboratories, Inc. (a)                       7,569
                                                 16             Spectrum Pharmaceuticals, Inc. (a)                        67
                                              2,400             Staar Surgical Co. (a)                                11,856
                                              4,600             Star Scientific, Inc. (a)(f)                          20,562
                                              3,400             Steris Corp.                                          87,618
                                              1,300             Sunrise Senior Living, Inc. (a)(f)                    70,174
                                              2,630             SuperGen, Inc. (a)                                    12,992
                                              1,600             SurModics, Inc. (a)                                   69,392
                                              2,300             Sybron Dental Specialties, Inc. (a)                   86,526
                                                100             Symbion, Inc. (a)                                      2,385
                                                900             Symmetry Medical, Inc. (a)                            21,186
                                              2,100             Synovis Life Technologies, Inc. (a)                   16,758
                                              8,500             SyntheMed, Inc. (a)                                    3,145
                                              3,800             Tanox, Inc. (a)                                       44,536
                                              8,500             Targeted Genetics Corp. (a)                            6,800
                                              2,500             Techne Corp. (a)                                     114,775
                                              4,130             Telik, Inc. (a)                                       67,154
                                              1,900             Theragenics Corp. (a)                                  6,118
                                              1,900             Theravance, Inc. (a)                                  32,300
                                              2,400             Third Wave Technologies, Inc. (a)                      9,432
                                              3,200             Thoratec Corp. (a)                                    49,088
                                              2,800             Titan Pharmaceuticals, Inc. (a)                        5,124
                                                900             Transgenomic, Inc. (a)                                   612
                                              2,500             Transkaryotic Therapies, Inc. (a)                     91,450
                                              4,346             Triad Hospitals, Inc. (a)                            237,465
                                              1,600             Trimeris, Inc. (a)                                    15,968
                                              1,600             TriPath Imaging, Inc. (a)                             13,696
                                                700             Tripos, Inc. (a)                                       2,597
                                                700             U.S. Physical Therapy, Inc. (a)                       13,426
                                              1,100             USANA Health Sciences, Inc. (a)                       46,530
                                              1,400             United Surgical Partners International, Inc. (a)      72,912
                                              1,500             United Therapeutics Corp. (a)                         72,300
                                              1,100             Universal Display Corp. (a)                           11,308
                                              3,300             Universal Health Services, Inc. Class B              205,194
                                              1,700             Urologix, Inc. (a)                                     7,361
                                              1,100             Utah Medical Products, Inc.                           23,782
                                              4,740             VCA Antech, Inc. (a)                                 114,945

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine                              5,200             Valeant Pharmaceuticals International           $     91,676
(concluded)                                     193             Valentis, Inc. (a)                                       540
                                              7,720             Varian Medical Systems, Inc. (a)                     288,188
                                              2,300             Vasomedical, Inc. (a)                                  1,679
                                              2,000             Ventana Medical Systems (a)                           80,460
                                              4,462             Vertex Pharmaceuticals, Inc. (a)                      75,140
                                                500             ViaCell, Inc. (a)                                      5,325
                                              1,800             Viasys Healthcare, Inc. (a)                           40,662
                                              1,000             Vical, Inc. (a)                                        4,880
                                              3,200             Vicuron Pharmaceuticals, Inc. (a)                     89,280
                                              3,300             Vion Pharmaceuticals, Inc. (a)                         7,194
                                              1,390             Viragen, Inc. (a)(f)                                     973
                                              6,760             ViroLogic, Inc. (a)                                   16,765
                                              3,700             Viropharma, Inc. (a)                                  25,715
                                              1,205             VistaCare, Inc. Class A (a)                           22,256
                                                700             Vital Signs, Inc.                                     30,324
                                              7,600             Vivus, Inc. (a)                                       28,006
                                              1,400             West Pharmaceutical Services, Inc.                    39,270
                                              1,200             Wilson Greatbatch Technologies, Inc. (a)              28,680
                                              1,400             Wright Medical Group, Inc. (a)                        37,380
                                             13,500             XOMA Ltd. (a)                                         22,815
                                              2,700             Zila, Inc. (a)                                         7,722
                                                555             Zoll Medical Corp. (a)                                14,125
                                              2,000             Zymogenetics, Inc. (a)                                35,200
                                                                                                                ------------
                                                                                                                  23,909,539
----------------------------------------------------------------------------------------------------------------------------
Electronics - 5.3%                            7,300             8x8, Inc. (a)                                         12,045
                                              1,700             ADE Corp. (a)                                         47,685
                                              3,600             AMIS Holdings, Inc. (a)                               48,024
                                              3,100             APAC Customer Services, Inc. (a)                       2,480
                                              1,800             ATMI, Inc. (a)                                        52,218
                                              9,100             AVX Corp.                                            110,292
                                              1,200             AXT, Inc. (a)                                          1,560
                                                 56             Ace*Comm Corp. (a)                                       132
                                              2,900             Actel Corp. (a)                                       40,310
                                              2,500             Acuity Brands, Inc.                                   64,225
                                              4,800             Acxiom Corp.                                         100,224
                                              1,900             Advanced Energy Industries, Inc. (a)                  14,934
                                                500             Advanced Power Technology, Inc. (a)                    3,525
                                              9,963             Agere Systems, Inc. (a)                              119,556
                                              2,200             Agilysys, Inc.                                        34,540
                                                 20             Airnet Communications Corp. (a)                           31
                                              1,400             Alliance Fiber Optic Products, Inc. (a)                1,414
                                              5,000             Alliance Semiconductor Corp. (a)                      12,750
                                              2,262             Alliant Techsystems, Inc. (a)                        159,697
                                              8,400             Altair Nanotechnologies, Inc. (a)                     23,856
                                              1,200             American Physicians Capital, Inc. (a)                 44,580
                                              1,000             American Science & Engineering, Inc. (a)              44,360

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Electronics                                     100             American Technical Ceramics Corp. (a)           $      1,024
(continued)                                  10,310             Amkor Technology, Inc. (a)                            46,395
                                                600             Ampex Corp. (a)                                       23,580
                                              5,005             Amphenol Corp. Class A                               201,051
                                                100             Amtech Systems, Inc. (a)                                 514
                                              2,200             Anadigics, Inc. (a)                                    4,268
                                              1,200             Anaren, Inc. (a)                                      15,780
                                              2,200             Anixter International, Inc. (a)                       81,774
                                              5,100             Arris Group, Inc. (a)                                 44,421
                                              6,500             Arrow Electronics, Inc. (a)                          176,540
                                              3,500             Aspect Communications Corp. (a)                       39,305
                                              4,300             Asyst Technologies Inc. (a)                           19,178
                                              1,600             Atheros Communications Inc. (a)                       12,896
                                             26,800             Atmel Corp. (a)                                       63,516
                                              2,200             Audiovox Corp. Class A (a)                            34,100
                                              8,600             Avanex Corp. (a)(f)                                    7,740
                                              2,000             Avid Technology, Inc. (a)                            106,560
                                              6,864             Avnet, Inc. (a)                                      154,646
                                                900             Aware, Inc. (a)                                        5,841
                                              6,400             Axcelis Technologies, Inc. (a)                        43,904
                                              1,500             Axsys Technologies, Inc. (a)                          26,477
                                                900             BEI Technologies, Inc.                                24,012
                                                200             Badger Meter, Inc.                                     8,260
                                              2,800             Belden CDT, Inc.                                      59,360
                                              1,635             Bell Microproducts, Inc. (a)                          15,369
                                              2,500             Benchmark Electronics, Inc. (a)                       76,050
                                                200             Boston Acoustics, Inc.                                 3,464
                                              2,880             Broadwing Corp. (a)                                   13,306
                                              2,796             Brooks Automation, Inc. (a)                           41,521
                                              5,300             Bruker BioSciences Corp. (a)                          21,147
                                              1,500             C&D Technologies, Inc.                                13,785
                                              2,800             C-COR, Inc. (a)                                       19,180
                                                764             CCC Information Services Group (a)                    18,298
                                             19,400             CMGI, Inc. (a)                                        36,666
                                              2,200             CTS Corp.                                             27,038
                                              1,400             Cabot Microelectronics Corp. (a)                      40,586
                                             15,600             Cadence Design Systems, Inc. (a)                     213,096
                                              2,600             CalAmp Corp. (a)                                      18,564
                                              4,000             California Micro Devices CP (a)                       22,720
                                              1,685             Caliper Life Sciences, Inc. (a)                        9,436
                                              1,100             Candela Corp. (a)                                     11,495
                                              6,800             Captaris, Inc. (a)                                    28,152
                                                500             Celeritek, Inc.                                          165
                                              2,400             Cepheid, Inc. (a)                                     17,616
                                              1,100             Ceva, Inc. (a)                                         6,446
                                                700             Champion Industries, Inc.                              2,870
                                              2,200             Checkpoint Systems, Inc. (a)                          38,940
                                              4,100             Cirrus Logic, Inc. (a)                                21,771
                                              2,400             Coherent, Inc. (a)                                    86,424

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Electronics                                   1,300             Cohu, Inc.                                      $     26,065
(continued)                                   2,500             CommScope, Inc. (a)                                   43,525
                                              1,800             Comtech Telecommunications Corp. (a)                  58,734
                                             27,048             Conexant Systems, Inc. (a)                            43,547
                                              2,200             Cox Radio, Inc. Class A (a)                           34,650
                                              5,100             Credence Systems Corp. (a)                            46,155
                                              4,200             Cree, Inc. (a)(f)                                    106,974
                                              2,105             Cymer, Inc. (a)                                       55,467
                                              7,000             Cypress Semiconductor Corp. (a)                       88,130
                                              1,590             DDi Corp. (a)                                          3,101
                                              2,600             DSP Group, Inc. (a)                                   62,062
                                                300             DTS, Inc. (a)                                          5,349
                                              1,100             Daktronics, Inc.                                      22,011
                                                100             Dataram Corp.                                            585
                                              1,600             Diodes, Inc. (a)                                      49,920
                                              1,600             Dionex Corp. (a)                                      69,776
                                              6,000             Dolby Laboratories, Inc. Class A (a)                 132,360
                                                600             Ducommun, Inc. (a)                                    10,146
                                              1,400             Dynamics Research Corp. (a)                           20,160
                                              2,800             EFJ, Inc. (a)                                         18,900
                                                700             EMS Technologies, Inc. (a)                            10,465
                                              4,000             ESS Technology (a)                                    16,840
                                             13,400             Eagle Broadband, Inc. (a)                              3,216
                                              2,500             Electro Scientific Industries, Inc. (a)               44,700
                                              1,700             Electroglas, Inc. (a)                                  5,304
                                              3,700             Electronics for Imaging (a)                           77,848
                                                200             eMagin Corp. (a)                                         180
                                              1,900             Emcore Corp. (a)                                       7,847
                                              2,000             Empire Resources, Inc.                                19,360
                                              4,800             Emulex Corp. (a)                                      87,648
                                              1,000             EndWare Corp. (a)                                     47,600
                                                600             EnerSys (a)                                            8,178
                                              4,500             Energizer Holdings, Inc. (a)                         279,765
                                              1,100             Energy Conversion Devices, Inc. (a)                   24,618
                                                 25             Entrada Networks, Inc. (a)                                 2
                                              3,900             Exar Corp. (a)                                        58,071
                                                300             Excel Technology, Inc. (a)                             7,290
                                              4,300             Exide Technologies (a)                                20,855
                                              2,000             FEI Co. (a)                                           45,620
                                              1,800             FSI International, Inc. (a)                            6,696
                                              5,600             Fairchild Semiconductor International, Inc. (a)       82,600
                                              1,600             Faro Technologies, Inc. (a)                           43,616
                                              4,200             Flir Systems, Inc. (a)                               125,328
                                              1,300             Formfactor, Inc. (a)                                  34,346
                                              2,900             FuelCell Energy, Inc. (a)(f)                          29,609
                                              2,400             GTC Biotherapeutics, Inc. (a)                          4,032
                                              2,300             General Cable Corp. (a)                               34,109
                                              3,100             Genesis Microchip, Inc. (a)                           57,226
                                              3,200             Getty Images, Inc. (a)                               237,632
                                                500             Glenayre Technologies, Inc. (a)                        1,885
                                                200             Glowpoint, Inc. (a)                                      338

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Electronics                                   3,500             Harman International Industries, Inc.           $    284,760
(continued)                                   4,300             Harmonic, Inc. (a)                                    20,769
                                              6,990             Harris Corp.                                         218,158
                                              1,520             Harvard Bioscience, Inc. (a)                           4,773
                                              3,100             Hearst-Argyle Television, Inc.                        75,950
                                              1,775             Herley Industries, Inc. (a)                           32,376
                                                447             Hifn, Inc. (a)                                         2,686
                                                700             Hungarian Telephone & Cable (a)                       12,040
                                              1,495             Hutchinson Technology, Inc. (a)                       57,572
                                              1,900             IRIS International, Inc. (a)                          33,820
                                              1,900             IXYS Corp. (a)                                        26,942
                                              1,900             Illumina, Inc. (a)                                    22,933
                                              3,935             Innovex, Inc. (a)                                     13,497
                                              3,900             Integrated Circuit Systems, Inc. (a)                  80,496
                                              2,100             Integrated Silicon Solutions, Inc. (a)                15,561
                                              5,500             Interactive Data Corp.                               114,290
                                                100             Interlink Electronics, Inc. (a)                          566
                                              2,403             Intermagnetics General Corp. (a)                      73,916
                                              3,800             International Rectifier Corp. (a)                    181,336
                                              8,615             Intersil Corp. Class A                               161,704
                                              1,700             Itron, Inc. (a)                                       75,956
                                              2,600             Ixia (a)                                              50,544
                                                700             Keithley Instruments, Inc.                            10,787
                                              4,900             Kemet Corp. (a)                                       30,870
                                              2,300             Komag, Inc. (a)                                       65,251
                                              4,200             Kopin Corp. (a)                                       21,420
                                              4,700             Kulicke & Soffa Industries, Inc. (a)                  37,177
                                                100             LCC International, Inc. Class A (a)                      360
                                              7,800             Lam Research Corp. (a)                               225,732
                                              1,650             Laserscope (a)                                        68,376
                                              6,270             Lattice Semiconductor Corp. (a)                       27,839
                                                200             Leadis Technology, Inc. (a)                            1,610
                                                700             LeCroy Corp. (a)                                       9,625
                                                100             LightPath Technologies, Inc. Class A (a)                 290
                                              1,270             Littelfuse, Inc. (a)                                  35,370
                                              1,200             Lowrance Electronics, Inc.                            25,224
                                                100             M-Wave, Inc. (a)                                         101
                                             10,900             MEMC Electronic Materials, Inc. (a)                  171,893
                                              3,153             MKS Instruments, Inc. (a)                             53,254
                                              6,287             MRV Communications, Inc. (a)                          13,643
                                              2,000             MTS Systems Corp.                                     67,160
                                              3,560             Macromedia, Inc. (a)                                 136,063
                                              1,800             Mattson Technology, Inc. (a)                          12,888
                                                900             Maxwell Technologies, Inc. (a)                        10,971
                                              1,400             Mercury Computer Systems, Inc. (a)                    38,318
                                                500             Mestek, Inc. (a)                                      12,745
                                              2,100             Methode Electronics, Inc.                             24,927
                                              3,600             Microsemi Corp. (a)                                   67,680
                                              1,700             Mobility Electronics, Inc. (a)                        15,555
                                              2,155             Monolithic System Technology, Inc. (a)                10,840
                                                500             Multi-Fineline Electronix, Inc. (a)                    9,200

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Electronics                                   2,400             Mykrolis Corp. (a)                              $     34,104
(continued)                                     800             NU Horizons Electronics Corp. (a)                      5,120
                                              1,825             Nanogen, Inc. (a)                                      7,008
                                              2,000             Nanometrics, Inc. (a)                                 24,980
                                              3,000             Nanophase Technologies Corp. (a)                      18,180
                                              1,600             Neomagic Corp. (a)                                       848
                                              1,000             Neoware Systems, Inc. (a)                             10,240
                                              2,700             Netgear, Inc. (a)                                     50,220
                                              2,400             Newport Corp. (a)                                     33,264
                                              1,000             Novoste Corp. (a)                                        980
                                             14,950             ON Semiconductor Corp. (a)                            68,770
                                                700             OSI Systems, Inc. (a)                                 11,053
                                              4,500             Omnivision Technologies, Inc. (a)(f)                  61,155
                                              7,700             Oplink Communications, Inc. (a)                       13,167
                                                400             Optical Communication Products, Inc. (a)                 760
                                                  4             P-Com, Inc. (a)                                            1
                                                200             PDF Solutions, Inc. (a)                                2,624
                                              1,500             PLX Technology, Inc. (a)                              15,240
                                              1,800             Palomar Medical Technologies, Inc. (a)                43,056
                                              1,150             Park Electrochemical Corp.                            28,980
                                                800             ParkerVision, Inc. (a)(f)                              4,920
                                              1,100             Parlex Corp. (a)                                       6,380
                                              4,300             Paxson Communications Corp. (a)                        2,580
                                              2,700             Pemstar, Inc. (a)                                      2,700
                                              1,500             Pericom Semiconductor Corp. (a)                       12,210
                                              1,600             Photon Dynamics, Inc. (a)                             32,976
                                              4,100             Pinnacle Systems, Inc. (a)                            22,550
                                              2,700             Pixelworks, Inc. (a)                                  23,166
                                                900             Planar Systems, Inc. (a)                               6,615
                                              2,600             Plantronics, Inc.                                     94,536
                                              2,300             Plexus Corp. (a)                                      32,729
                                              2,300             Portalplayer, Inc. (a)(f)                             47,886
                                                600             Powell Industries, Inc. (a)                           11,322
                                              1,800             Power Integrations, Inc. (a)                          38,826
                                              2,200             Power-One, Inc. (a)                                   13,882
                                              4,400             Powerwave Technologies, Inc. (a)                      44,968
                                                300             Preformed Line Products Co.                           12,240
                                              2,262             Proxim Corp. Class A (a)                                 111
                                              6,100             Quantum Corp. (a)                                     18,117
                                                200             QuickLogic Corp. (a)                                     730
                                             10,835             RF Micro Devices, Inc. (a)                            58,834
                                                900             RadiSys Corp. (a)                                     14,535
                                              6,000             Rambus, Inc. (a)                                      80,280
                                                900             Raven Industries, Inc.                                21,078
                                                700             Rex Stores Corp. (a)                                  10,115
                                                800             Richardson Electronics Ltd.                            5,840
                                                900             Rofin-Sinar Technologies, Inc. (a)                    29,520
                                              1,000             Rudolph Technologies, Inc. (a)                        14,330

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Electronics                                   5,900             SAFLINK Corp. (a)                               $      9,440
(continued)                                   2,300             SBS Technologies, Inc. (a)                            21,344
                                                800             SCM Microsystems, Inc. (a)                             2,208
                                              1,200             Sagemark Cos. Ltd. (a)                                 2,436
                                              6,318             ScanSoft, Inc. (a)                                    23,882
                                             26,700             Seagate Technology                                   468,585
                                              1,100             Semitool, Inc. (a)                                    10,494
                                              4,200             Semtech Corp. (a)                                     69,930
                                              1,300             Sigmatel, Inc. (a)                                    22,308
                                              1,200             Sigmatron International, Inc. (a)                     12,828
                                              4,400             Silicon Image, Inc. (a)                               45,144
                                              3,000             Silicon Laboratories, Inc. (a)                        78,630
                                              5,800             Silicon Storage Technology, Inc. (a)                  23,374
                                              2,800             SimpleTech, Inc. (a)                                  10,724
                                              2,000             Sipex Corp. (a)                                        3,500
                                              3,300             Sirenza Microdevices, Inc. (a)                        11,352
                                              1,700             Sirf Technology Holdings, Inc. (a)                    30,056
                                              9,100             Skyworks Solutions, Inc. (a)                          67,067
                                              2,500             Somera Communications, Inc. (a)                        3,950
                                              1,200             SpectraLink Corp.                                     12,624
                                              2,900             Spectrum Brands, Inc. (a)                             95,700
                                              3,100             Staktek Holdings, Inc. (a)                             9,300
                                              1,400             Standard Microsystems Corp. (a)                       32,732
                                              5,600             Stratex Networks, Inc. (a)                             9,632
                                                200             Suntron Corp. (a)                                        200
                                              4,320             Superconductor Technologies (a)                        2,808
                                                100             Supertex, Inc. (a)                                     1,766
                                              4,376             Symmetricom, Inc. (a)                                 45,379
                                              2,300             Synaptics, Inc. (a)                                   49,128
                                              1,900             TTM Technologies, Inc. (a)                            14,459
                                              4,730             Taser International, Inc. (a)                         47,489
                                              1,900             Technitrol, Inc.                                      26,847
                                             10,100             Tegal Corp. (a)                                        9,999
                                              3,700             Tekelec (a)                                           62,160
                                              4,400             Terayon Corp. (a)                                     13,596
                                              1,800             Tessera Technologies, Inc. (a)                        60,138
                                              5,500             Therma-Wave, Inc. (a)                                 13,200
                                              4,365             Thomas & Betts Corp. (a)                             123,268
                                              1,300             Three-Five Systems, Inc. (a)                             507
                                                800             Tollgrade Communications, Inc. (a)                     6,000
                                             11,200             Transmeta Corp. (a)                                    6,832
                                              3,600             TranSwitch Corp. (a)                                   7,380
                                              3,000             Tripath Technology, Inc. (a)(f)                        1,950
                                              7,745             TriQuint Semiconductor, Inc. (a)                      25,791
                                                200             Tvia, Inc. (a)                                           328
                                              1,500             Tweeter Home Entertainment Group, Inc. (a)             3,750
                                                800             Ultralife Batteries, Inc. (a)                         12,920
                                              2,400             Ultratech, Inc. (a)                                   43,920
                                              1,400             United Industrial Corp.                               50,036
                                                600             Unitil Corp.                                          16,200

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Electronics                                   4,000             Valence Technology, Inc. (a)(f)                 $     11,280
(concluded)                                   2,200             Varian Semiconductor Equipment
                                                                Associates, Inc. (a)                                  81,400
                                              2,050             Varian, Inc. (a)                                      77,470
                                              1,400             ViaSat, Inc. (a)                                      28,462
                                              2,200             Vicor Corp.                                           29,920
                                              1,300             Virage Logic Corp. (a)                                13,390
                                              9,961             Vishay Intertechnology, Inc. (a)                     118,237
                                             12,800             Vitesse Semiconductor Corp. (a)                       26,752
                                                200             Volterra Semiconductor Corp. (a)                       2,978
                                                 66             Vyyo, Inc. (a)                                           411
                                              3,600             WJ Communications (a)                                  6,192
                                             13,000             Western Digital Corp. (a)                            174,460
                                              5,900             Western Wireless Corp. Class A (a)                   249,570
                                                 75             YDI Wireless, Inc. (a)                                   176
                                              4,117             Zebra Technologies Corp. Class A (a)                 180,283
                                              4,352             Zhone Technologies, Inc. (a)                          14,449
                                              3,361             Zoran Corp. (a)                                       44,668
                                                                                                                ------------
                                                                                                                  11,907,055
----------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials - 3.2%                 1,000             APCO Argentina, Inc.                                  37,200
                                              1,500             Alliance Resource Partners LP                        111,000
                                              3,200             Alpha Natural Resources, Inc. (a)                     76,416
                                              3,500             Arch Coal, Inc.                                      190,645
                                              1,400             Atwood Oceanics, Inc. (a)                             86,184
                                                200             Barnwell Industries, Inc.                             13,250
                                              1,000             Berry Petroleum Co. Class A                           52,880
                                              2,500             Brigham Exploration Co. (a)                           22,825
                                              1,500             Buckeye Partners LP                                   68,955
                                                900             CARBO Ceramics, Inc.                                  71,064
                                              3,720             Cabot Oil & Gas Corp. Class A                        129,084
                                              5,600             Canyon Resources Corp. (a)                             3,808
                                              3,116             Cimarex Energy Co. (a)                               121,244
                                              1,700             Compass Minerals International, Inc.                  39,780
                                              2,700             Cooper Cameron Corp. (a)                             167,535
                                                700             Crosstex Energy, Inc.                                 33,810
                                              1,500             Dawson Geophysical Co. (a)                            31,890
                                              3,200             Denbury Resources, Inc. (a)                          127,264
                                                700             Dril-Quip, Inc. (a)                                   20,307
                                              8,120             ENSCO International, Inc.                            290,290
                                                600             Earle M Jorgensen Co. (a)                              4,830
                                              4,203             Emex Corp. (a)                                             0
                                             21,505             Enterprise Products Partners LP                      576,119
                                              1,000             The Exploration Co. of Delaware, Inc. (a)              4,310
                                              3,300             FMC Technologies, Inc. (a)                           105,501
                                              3,400             Forest Oil Corp. (a)                                 142,800
                                              2,200             Foundation Coal Holdings, Inc.                        57,068

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials                        2,400             Goodrich Petroleum Corp. (a)                    $     49,392
(continued)                                   6,100             Grant Prideco, Inc. (a)                              161,345
                                             10,600             Grey Wolf, Inc. (a)                                   78,546
                                              2,849             Hanover Compressor Co. (a)                            32,792
                                              3,100             Headwaters, Inc. (a)                                 106,578
                                              2,900             Helmerich & Payne, Inc.                              136,068
                                                200             Holly Energy Partners LP                               8,850
                                              1,800             Hydril (a)                                            97,830
                                              1,900             Inergy LP                                             59,451
                                              1,600             James River Coal Co. (a)                              55,440
                                              4,600             Joy Global, Inc.                                     154,514
                                                900             Kestrel Energy, Inc. (a)                                 810
                                              1,500             Kirby Corp. (a)                                       67,650
                                              1,100             Lufkin Industries, Inc.                               39,578
                                                600             MAXXAM, Inc. (a)                                      13,902
                                              4,700             Massey Energy Co.                                    177,284
                                              5,200             McDermott International, Inc. (a)                    109,200
                                              2,400             Mission Resources Corp. (a)                           19,368
                                              3,000             NL Industries                                         46,170
                                                300             Natural Resource Partners LP                          17,397
                                              5,000             Newpark Resources (a)                                 37,500
                                              5,190             Noble Energy, Inc.                                   392,624
                                              1,800             Offshore Logistics, Inc. (a)                          59,112
                                              1,700             Oil States International, Inc. (a)                    42,789
                                              1,800             Parallel Petroleum Corp. (a)                          15,930
                                              9,000             Parker Drilling Co. (a)                               63,090
                                              6,890             Peabody Energy Corp.                                 358,556
                                                800             Penn Virginia Corp.                                   35,736
                                                200             Penn Virginia Resource Partners LP                     9,564
                                              1,780             Petroleum Development Corp. (a)                       56,693
                                              4,400             Pioneer Drilling Co. (a)                              67,144
                                              3,100             Plains All American Pipeline LP                      135,966
                                              5,700             Prolong International Corp. (a)                          684
                                              3,112             Quantum Fuel Systems Technologies
                                                                Worldwide, Inc. (a)                                   15,561
                                                100             RGC Resources, Inc.                                    2,625
                                              5,000             Range Resources Corp.                                134,500
                                              1,100             SEACOR Holdings, Inc. (a)                             70,730
                                              5,500             Smith International, Inc.                            350,350
                                                  7             Solexa, Inc. (a)                                          48
                                              4,300             Southwestern Energy Co. (a)                          202,014
                                              1,900             Swift Energy Co. (a)                                  68,058
                                              1,900             TC Pipelines LP                                       62,985
                                              2,955             Tidewater, Inc.                                      112,645
                                              4,200             USEC, Inc.                                            61,488
                                              2,700             Unit Corp. (a)                                       118,827
                                              2,500             W-H Energy Services, Inc. (a)                         62,325
                                              7,100             Weatherford International Ltd. (a)                   411,658

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials                        4,000             Western Gas Resources, Inc.                     $    139,600
(concluded)                                     500             Westmoreland Coal Co. (a)                             10,290
                                              1,200             World Fuel Services Corp.                             28,092
                                              1,300             Xanser Corp. (a)                                       3,016
                                                                                                                ------------
                                                                                                                   7,148,424
----------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 3.1%                     4,400             AGL Resources, Inc.                                  170,060
                                              1,100             ATG, Inc. (a)                                              0
                                                200             Atrion Corp.                                          14,910
                                              3,500             Active Power, Inc. (a)                                11,375
                                              1,100             Allete, Inc.                                          54,890
                                              6,400             Alliant Energy Corp.                                 180,160
                                                950             American States Water Co.                             27,902
                                              5,413             Aqua America, Inc.                                   160,983
                                              7,810             Aquila, Inc. (a)                                      28,194
                                                150             Artesian Resources Corp. Class A                       4,442
                                              4,600             Atmos Energy Corp.                                   132,480
                                              2,900             Avista Corp.                                          53,911
                                                200             BIW Ltd.                                               3,744
                                              7,730             Beacon Power Corp. (a)                                 7,885
                                              1,800             Black Hills Corp.                                     66,330
                                                900             CH Energy Group, Inc.                                 43,767
                                                900             California Water Service Group                        33,786
                                                800             Cascade Natural Gas Corp.                             16,400
                                              2,766             Catalytica Energy Systems (a)                          5,200
                                                700             Central Vermont Public Service Corp.                  12,950
                                              1,300             Chesapeake Utilities Corp.                            39,715
                                              2,900             Cleco Corp.                                           62,553
                                                400             Connecticut Water Service, Inc.                        9,996
                                              8,335             DPL, Inc.                                            228,796
                                                100             Delta Natural Gas Co., Inc.                            2,586
                                              4,300             Duquesne Light Holdings, Inc.                         80,324
                                              3,900             El Paso Electric Co. (a)                              79,755
                                              2,700             The Empire District Electric Co.                      64,692
                                              4,800             Energen Corp.                                        168,240
                                              8,400             Energy East Corp.                                    243,432
                                                200             Energy West, Inc. (a)                                  1,810
                                                450             EnergySouth, Inc.                                     12,470
                                              3,790             Equitable Resources, Inc.                            257,720
                                                133             Florida Public Utilities Co.                           2,528
                                              4,900             Great Plains Energy, Inc.                            156,261
                                              1,000             Green Mountain Power Corp.                            29,840
                                              4,720             Hawaiian Electric Industries                         126,543
                                              2,300             IDAcorp, Inc.                                         70,449
                                              2,100             KFX, Inc. (a)(f)                                      30,009
                                              1,200             The Laclede Group, Inc.                               38,112
                                              5,750             MDU Resources Group, Inc.                            161,978
                                                400             MGE Energy, Inc.                                      14,552
                                                666             Middlesex Water Co.                                   12,934

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Energy & Utilities                            5,430             NRG Energy, Inc. (a)                            $    204,168
(concluded)                                   6,100             NSTAR                                                188,063
                                              4,650             National Fuel Gas Co.                                134,432
                                              2,140             New Jersey Resources Corp.                           103,255
                                              8,200             Northeast Utilities                                  171,052
                                              1,600             Northwest Natural Gas Co.                             61,184
                                              5,000             OGE Energy Corp.                                     144,700
                                              5,790             Oneok, Inc.                                          189,044
                                                100             Ormat Technologies, Inc.                               1,910
                                              1,200             Otter Tail Corp.                                      32,796
                                              3,400             PNM Resources, Inc.                                   97,954
                                                177             Pennichuck Corp.                                       3,384
                                             10,573             Pepco Holdings, Inc.                                 253,118
                                              4,600             Piedmont Natural Gas Co.                             110,492
                                              5,700             Puget Energy, Inc.                                   133,266
                                              4,800             Questar Corp.                                        316,320
                                             15,900             Reliant Energy, Inc. (a)                             196,842
                                              6,400             SCANA Corp.                                          273,344
                                              5,800             SEMCO Energy, Inc. (a)                                34,742
                                                300             SJW Corp.                                             14,103
                                              6,600             Sierra Pacific Resources (a)(f)                       82,170
                                                800             South Jersey Industries, Inc.                         48,896
                                              6,242             Southern Union Co. (a)                               153,241
                                              1,800             Southwest Gas Corp.                                   45,918
                                              1,497             Southwest Water Co.                                   17,710
                                                600             Streicher Mobile Fueling, Inc. (a)                     1,302
                                              6,360             UGI Corp.                                            177,444
                                              1,100             UIL Holdings Corp.                                    59,191
                                              2,000             Unisource Energy Corp.                                61,500
                                              4,200             Vectren Corp.                                        120,666
                                              2,840             Veritas DGC, Inc. (a)                                 78,782
                                              2,700             WGL Holdings, Inc.                                    90,828
                                              2,100             WPS Resources Corp.                                  118,125
                                              5,225             Westar Energy, Inc.                                  125,557
                                              7,380             Wisconsin Energy Corp.                               287,820
                                                                                                                ------------
                                                                                                                   7,057,983
----------------------------------------------------------------------------------------------------------------------------
Finance - 0.0%                                  300             Frontline Capital Group (a)                                0
----------------------------------------------------------------------------------------------------------------------------
Food & Agriculture - 3.4%                     6,900             7-Eleven, Inc. (a)                                   208,656
                                                400             Alico, Inc.                                           20,572
                                              1,100             American Italian Pasta Co. Class A                    23,122
                                                300             The Andersons, Inc.                                   10,743
                                                500             Bridgford Foods Corp. (a)                              3,785
                                              6,600             Bunge Ltd.                                           418,440
                                                200             Cagle's, Inc. Class A (a)                              2,100
                                              1,802             Chiquita Brands International, Inc.                   49,483
                                                400             Coca-Cola Bottling Co. Consolidated                   20,216
                                              4,400             Corn Products International, Inc.                    104,544

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Food & Agriculture                            1,200             Cuisine Solutions, Inc. (a)                     $      7,200
(continued)                                     500             Dairy Mart Convenience Stores (a)                          0
                                                700             Darling International, Inc. (a)                        2,625
                                              8,561             Dean Foods Co. (a)                                   301,690
                                             12,800             Del Monte Foods Co. (a)                              137,856
                                              2,280             Delta & Pine Land Co.                                 57,137
                                              2,700             Eden Bioscience Corp. (a)                              2,079
                                                400             Embrex, Inc. (a)                                       4,460
                                                300             Farmer Bros. Co.                                       6,678
                                                100             Fisher Communications, Inc. (a)                        4,729
                                              2,675             Flowers Foods, Inc.                                   94,588
                                                900             Fresh Brands, Inc. (a)                                 6,075
                                              4,500             Fresh Del Monte Produce, Inc.                        121,140
                                                400             Gehl Co. (a)                                          15,576
                                                200             Glacier Water Services, Inc. (a)                       4,386
                                              1,700             Gold Kist, Inc. (a)                                   36,686
                                                600             Golden Enterprises, Inc.                               2,424
                                                400             Green Mountain Coffee Roasters, Inc. (a)              13,572
                                              1,000             Griffin Land & Nurseries, Inc. (a)                    24,630
                                              2,200             Hain Celestial Group, Inc. (a)                        42,900
                                              4,100             Hines Horticulture, Inc. (a)                          15,375
                                              7,990             Hormel Foods Corp.                                   234,347
                                                 12             Imperial Sugar Co. New Shares                            186
                                              1,800             Ingles Markets, Inc. Class A                          24,786
                                              2,165             Ionatron, Inc. (a)(f)                                 18,597
                                                500             J&J Snack Foods Corp.                                 26,175
                                              3,319             The J.M. Smucker Co.                                 155,794
                                                600             John B. Sanfilippo & Son, Inc. (a)                    13,836
                                            101,680             Kraft Foods, Inc.                                  3,234,441
                                              1,700             Lance, Inc.                                           29,257
                                              1,700             Lifeway Foods, Inc. (a)                               21,233
                                              1,600             MGP Ingredients, Inc.                                 13,280
                                                700             Marsh Supermarkets, Inc. Class B                       9,933
                                                400             Maui Land & Pineapple Co., Inc. (a)                   15,232
                                                700             Monterey Gourmet Foods, Inc. (a)                       2,184
                                              1,520             Nash Finch Co.                                        55,845
                                                875             Neogen Corp. (a)                                      12,513
                                              2,500             NitroMed, Inc. (a)                                    48,625
                                              1,200             The Pantry, Inc. (a)                                  46,476
                                              1,000             Peet's Coffee & Tea, Inc. (a)                         33,040
                                              8,227             PepsiAmericas, Inc.                                  211,105
                                              2,700             Performance Food Group Co. (a)                        81,567
                                              4,100             Pilgrim's Pride Corp.                                139,933
                                              1,200             Provena Foods, Inc. (a)                                1,104
                                              1,732             Ralcorp Holdings, Inc.                                71,272
                                              1,424             Rocky Mountain Chocolate Factory, Inc.                31,328
                                              1,150             Sanderson Farms, Inc.                                 52,256
                                              1,900             The Scotts Miracle-Gro Co. (a)                       135,299
                                                100             Seaboard Corp.                                       166,400
                                                200             Seneca Foods Corp. (a)                                 3,240
                                              1,700             Smart & Final, Inc. (a)                               20,825

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Food & Agriculture                            7,100             Smithfield Foods, Inc. (a)                      $    193,617
(concluded)                                     800             Spartan Stores, Inc. (a)                              11,736
                                              2,200             Spectrum Organic Products, Inc. (a)                    1,276
                                                400             Tasty Baking Co.                                       3,260
                                                400             Tejon Ranch Co. (a)                                   20,588
                                              4,600             Terra Industries, Inc. (a)                            31,326
                                              3,088             Tootsie Roll Industries, Inc.                         90,324
                                              1,712             TreeHouse Foods, Inc. (a)                             48,815
                                             20,158             Tyson Foods, Inc. Class A                            358,812
                                              3,200             United Natural Foods, Inc. (a)                        97,184
                                              3,200             Wild Oats Markets, Inc. (a)                           36,640
                                                800             Willamette Valley Vineyards (a)                        3,160
                                                500             Zanett, Inc. (a)                                       1,815
                                                800             Zapata Corp. (a)                                       4,880
                                                                                                                ------------
                                                                                                                   7,577,009
----------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                   5,900             Glamis Gold Ltd.                                     101,539
                                             13,100             Hanover Gold Co., Inc. (a)                               655
                                              2,000             MK Resources Co. (a)                                   2,240
                                              5,580             Meridian Gold, Inc. (a)                              100,440
                                              2,535             Royal Gold, Inc.                                      51,004
                                             12,700             U.S. Gold Corp. (a)                                    5,334
                                                                                                                ------------
                                                                                                                     261,212
----------------------------------------------------------------------------------------------------------------------------
Insurance - 4.0%                              5,000             21st Century Insurance Group                          74,200
                                                300             Affirmative Insurance Holdings, Inc.                   4,755
                                              3,900             Alfa Corp.                                            57,408
                                                532             Alleghany Corp. (a)                                  158,004
                                              3,500             Allmerica Financial Corp. (a)                        129,815
                                              4,200             American Equity Investment Life Holding Co.           49,896
                                              4,200             American Financial Group, Inc.                       140,784
                                              1,700             American National Insurance                          194,973
                                              2,800             AmerUs Group Co.                                     134,540
                                              1,305             Arch Capital Group Ltd. (a)                           58,790
                                              1,700             Argonaut Group, Inc. (a)                              39,253
                                              5,000             Arthur J. Gallagher & Co.                            135,650
                                              7,805             Assurant, Inc.                                       281,761
                                                700             Atlantic American Corp. (a)                            2,100
                                                850             Baldwin & Lyons, Inc. Class B                         20,485
                                              1,780             Bristol West Holdings, Inc.                           32,574
                                              3,400             Brown & Brown, Inc.                                  152,796
                                             15,329             CNA Financial Corp. (a)                              435,650
                                                800             CNA Surety Corp. (a)                                  11,880
                                              1,100             Clark, Inc.                                           15,763
                                              2,000             Commerce Group, Inc.                                 124,220
                                              8,100             Conseco, Inc. (a)                                    176,742
                                              3,000             Crawford & Co. Class B                                22,260
                                              1,900             Delphi Financial Group Class A                        83,885

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Insurance                                     2,688             Donegal Group, Inc. Class B                     $     46,906
(continued)                                     500             EMC Insurance Group, Inc.                              9,040
                                              3,600             Erie Indemnity Co. Class A                           195,300
                                                800             FBL Financial Group, Inc. Class A                     22,088
                                                400             FMS Financial Corp.                                    6,956
                                                600             FPIC Insurance Group, Inc. (a)                        17,598
                                              9,342             Fidelity National Financial, Inc.                    333,416
                                              4,435             First American Corp.                                 178,021
                                                400             First United Corp.                                     8,012
                                              4,500             Fremont General Corp.                                109,485
                                             27,000             Genworth Financial, Inc. Class A                     816,210
                                              2,910             Great American Financial Resources, Inc.              57,647
                                              3,900             HCC Insurance Holdings, Inc.                         147,693
                                              1,800             Harleysville Group, Inc.                              37,602
                                              1,900             Hilb Rogal & Hobbs Co.                                65,360
                                              2,400             Horace Mann Educators Corp.                           45,168
                                                720             Independence Holding Co.                              12,708
                                              1,200             Infinity Property & Casualty Corp.                    41,856
                                                400             Kansas City Life Insurance Company                    18,652
                                              1,200             LandAmerica Financial Group, Inc.                     71,244
                                              1,200             Liberty Corp.                                         44,172
                                                600             Markel Corp. (a)                                     203,400
                                                400             Meadowbrook Insurance Group, Inc. (a)                  2,096
                                                100             Merchants Group, Inc.                                  2,427
                                              3,000             Mercury General Corp.                                163,560
                                                600             NYMAGIC, Inc.                                         14,010
                                              1,000             National Medical Health Card Systems, Inc. (a)        24,060
                                              3,400             Nationwide Financial Services Class A                128,996
                                                700             Navigators Group, Inc. (a)                            24,199
                                              3,800             Odyssey Re Holdings Corp.                             93,784
                                              4,600             Ohio Casualty Corp.                                  111,228
                                             10,650             Old Republic International Corp.                     269,339
                                              2,895             PMA Capital Corp. Class A (a)                         25,563
                                              4,700             The PMI Group, Inc.                                  183,206
                                              1,000             Penn Treaty American Corp. (a)                         2,340
                                              1,700             Philadelphia Consolidated Holding Co. (a)            144,092
                                              5,500             The Phoenix Cos., Inc.                                65,450
                                                700             Pico Holdings, Inc. (a)                               20,832
                                              1,700             Presidential Life Corp.                               29,087
                                              2,300             ProAssurance Corp. (a)                                96,048
                                              4,000             Protective Life Corp.                                168,880
                                              1,000             RLI Corp.                                             44,600
                                                200             RTW, Inc. (a)                                          1,992
                                              5,344             Radian Group, Inc.                                   252,344
                                              3,300             Reinsurance Group of America                         153,483
                                                400             SCPIE Holdings, Inc. (a)                               4,556
                                              1,300             Safety Insurance Group, Inc.                          43,888
                                              2,200             Selective Insurance Group                            109,010

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Insurance                                     1,600             Stancorp Financial Group, Inc.                  $    122,528
(concluded)                                   1,625             State Auto Financial Corp.                            50,440
                                              1,562             Sterling Financial Corp.                              33,286
                                                900             Stewart Information Services Corp.                    37,800
                                              3,931             Transatlantic Holdings, Inc.                         219,428
                                                900             Triad Guaranty, Inc. (a)                              45,351
                                              3,700             UICI                                                 110,149
                                              1,200             USI Holdings Corp. (a)                                15,456
                                                300             Unico American Corp. (a)                               2,733
                                              1,200             United Fire & Casualty Co.                            53,304
                                              3,900             Unitrin, Inc.                                        191,490
                                              3,300             Universal American Financial Corp. (a)                74,646
                                              2,100             Vesta Insurance Group, Inc.                            5,460
                                              7,927             W.R. Berkley Corp.                                   282,835
                                              1,500             WellCare Health Plans, Inc. (a)                       53,265
                                              4,500             WellChoice, Inc. (a)                                 312,615
                                              1,100             Zenith National Insurance Corp.                       74,646
                                                                                                                ------------
                                                                                                                   8,891,220
----------------------------------------------------------------------------------------------------------------------------
International Oil - 0.3%                      1,500             ATP Oil & Gas Corp. (a)(f)                            35,100
                                             13,289             GlobalSantaFe Corp.                                  542,191
                                                                                                                ------------
                                                                                                                     577,291
----------------------------------------------------------------------------------------------------------------------------
Liquor - 0.2%                                   600             Boston Beer Co., Inc. Class A (a)                     13,464
                                              1,475             Central European Distribution Corp. (a)               55,062
                                             11,280             Constellation Brands, Inc. Class A (a)               332,760
                                              2,200             National Beverage Corp. (a)                           17,556
                                                100             Pyramid Breweries, Inc.                                  187
                                                                                                                ------------
                                                                                                                     419,029
----------------------------------------------------------------------------------------------------------------------------
Material Services - 0.0%                          3             Polymer Group, Inc. Class B (a)                           75
----------------------------------------------------------------------------------------------------------------------------
Media - 3.5%                                  1,000             Acme Communications, Inc. (a)                          4,020
                                                650             America's Car Mart, Inc. (a)                          14,632
                                              1,400             Banta Corp.                                           63,504
                                                400             Beasley Broadcasting Group, Inc. Class A (a)           5,796
                                              6,680             Belo Corp. Class A                                   160,120
                                              8,100             Blockbuster, Inc. Class A                             73,872
                                              8,600             CNET Networks, Inc. (a)                              100,964
                                                 50             CTN Media Group, Inc. (a)                                  0
                                             16,300             Cablevision Systems Corp. Class A (a)                524,860
                                                600             Cadmus Communications Corp.                           10,800
                                              1,600             Carmike Cinemas, Inc.                                 49,088
                                             31,700             Charter Communications, Inc. Class A (a)(f)           37,406
                                              6,500             Citadel Broadcasting Corp. (a)                        74,425
                                                500             Consolidated Graphics, Inc. (a)                       20,385
                                                 29             Cross Media Marketing Corp. (a)                            0
                                              6,400             Crown Media Holdings, Inc. Class A (a)                60,352

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Media                                         3,365             Cumulus Media, Inc. Class A (a)                 $     39,640
(continued)                                  83,545             The DIRECTV Group, Inc. (a)(f)                     1,294,948
                                                100             Daily Journal Corp. (a)                                3,805
                                              7,700             Dex Media, Inc.                                      187,957
                                              5,100             DreamWorks Animation SKG, Inc. Class A (a)           133,620
                                              9,740             EW Scripps Co. Class A                               475,312
                                             12,865             EchoStar Communications Corp. Class A                387,880
                                              4,200             Emmis Communications Corp. Class A (a)                74,214
                                              2,700             Entercom Communications Corp. (a)                     89,883
                                              3,900             Entravision Communications Corp. Class A (a)          30,381
                                              4,980             Gartner, Inc. Class A (a)                             52,888
                                              2,600             Gartner, Inc. Class B (a)                             27,534
                                              2,220             Gaylord Entertainment Co. (a)                        103,208
                                              1,200             Gray Television, Inc.                                 14,472
                                              4,980             Hollinger International, Inc. Class A                 49,850
                                                 80             iBEAM Broadcasting Corp. (a)                               0
                                              8,000             Insight Communications Company, Inc.
                                                                Class A (a)                                           88,400
                                                200             Intraware, Inc. (a)                                       92
                                              3,700             John Wiley & Sons, Inc. Class A                      147,001
                                              4,900             Journal Communications, Inc. Class A                  82,320
                                              1,300             Journal Register Co. (a)                              22,763
                                              2,600             Lee Enterprises, Inc.                                104,234
                                             14,596             Liberty Global, Inc. (a)                             681,195
                                                400             Lifeline Systems, Inc. (a)                            12,848
                                              3,000             Lin TV Corp. Class A (a)                              41,670
                                                100             Lynch Interactive Corp. (a)                            2,245
                                              3,600             Martha Stewart Living Omnimedia Class A (a)(f)       105,048
                                              2,900             McClatchy Co. Class A                                189,776
                                              1,300             Media General, Inc. Class A                           84,188
                                              6,300             Mediacom Communications Corp. Class A (a)             43,281
                                              1,600             Navarre Corp. (a)                                     12,792
                                              1,400             Network Equipment Technologies, Inc. (a)               7,224
                                              2,500             Nexstar Broadcasting Group, Inc. Class A (a)          15,500
                                              3,100             Palatin Technologies, Inc. (a)                         5,425
                                              5,900             PanAmSat Holding Corp.                               121,009
                                              1,700             Penton Media, Inc. (a)                                   595
                                              1,500             Playboy Enterprises, Inc. Class B (a)                 19,410
                                             15,334             Primedia, Inc. (a)                                    62,103
                                              5,000             Radio One, Inc. Class A (a)                           63,650
                                              3,300             Raindance Communications, Inc. (a)                     6,864
                                              5,600             The Reader's Digest Association, Inc. Class A         92,400
                                              9,100             Regal Entertainment Group                            171,808
                                              1,900             Regent Communications, Inc. (a)                       11,153
                                              1,500             Rewards Network, Inc. (a)                              8,100
                                                425             Saga Communications, Inc. Class A (a)                  5,950

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Media                                         1,000             Salem Communications Corp. Class A (a)          $     19,840
(concluded)                                   2,210             Scholastic Corp. (a)                                  85,196
                                              5,200             Sinclair Broadcast Group, Inc. Class A                47,216
                                              3,230             Source Interlink Cos., Inc. (a)                       39,955
                                              4,000             Spanish Broadcasting System Class A (a)               39,960
                                              1,550             The Sportsman's Guide, Inc. (a)                       29,063
                                                800             Thomas Nelson, Inc.                                   17,408
                                              7,065             TiVo, Inc. (a)(f)                                     47,194
                                                500             United Capital Corp. (a)                              12,975
                                              9,900             UniverCell Holdings, Inc. (a)                             60
                                              2,900             Valassis Communications, Inc. (a)                    107,445
                                              2,200             ValueVision Media, Inc. Class A (a)                   26,422
                                              2,100             WPT Enterprises, Inc. (a)(f)                          40,929
                                                525             Washington Post Class B                              438,391
                                              6,200             Westwood One, Inc.                                   126,666
                                             11,875             XM Satellite Radio Holdings, Inc. Class A (a)        399,713
                                              2,400             Young Broadcasting, Inc. Class A (a)                   9,960
                                                                                                                ------------
                                                                                                                   7,863,253
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.1%                            400             ABX Air, Inc. (a)                                      3,260
                                              2,300             Coinstar, Inc. (a)                                    52,187
                                              1,400             Gerber Scientific, Inc. (a)                            9,744
                                              3,300             National Atlantic Holdings Corp. (a)                  38,181
                                              1,500             Zumiez, Inc. (a)                                      43,725
                                                                                                                ------------
                                                                                                                     147,097
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance - 8.8%                  1,000             1st Source Corp.                                      22,940
                                                740             ACE Cash Express, Inc. (a)                            18,914
                                              4,950             AG Edwards, Inc.                                     223,493
                                                300             ASB Financial Corp.                                    6,675
                                              2,900             Aames Investment Corp.                                28,188
                                              1,700             Accredited Home Lenders Holding Co. (a)               74,800
                                              3,900             Advance America Cash Advance                          62,400
                                              1,700             Advanta Corp.                                         43,724
                                              1,800             Affiliated Managers Group (a)                        122,994
                                                400             Agree Realty Corp.                                    12,100
                                              5,400             Alliance Capital Management Holding LP               252,396
                                              1,500             Amcore Financial, Inc.                                44,820
                                                900             Ameralia, Inc. (a)                                       342
                                              8,300             American Financial Realty Trust                      127,654
                                              2,344             American Home Mortgage Investment Corp.               81,946
                                              8,850             AmeriCredit Corp. (a)                                225,675
                                             26,580             Ameritrade Holding Corp. (a)                         494,122
                                                100             Ampal American Israel Class A (a)                        402
                                              1,600             Anchor Bancorp Wisconsin, Inc.                        48,416
                                                  1             Apollo Investment Corp.                                   12
                                              1,200             Ashford Hospitality Trust, Inc.                       12,960

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance                         1,100             Asset Acceptance Capital Corp. (a)              $     28,501
(continued)                                   1,500             Asta Funding, Inc.                                    41,670
                                              6,750             Astoria Financial Corp.                              192,173
                                                 74             Atlantic Coast Federal Corp.                             915
                                                300             Atlantic Realty Trust Inc.                             6,300
                                              2,800             Atlantis Plastics, Inc.                               21,476
                                                300             BNP Residential Properties, Inc.                       4,800
                                              3,101             BOK Financial Corp.                                  143,018
                                              1,700             BP Prudhoe Bay Royalty Trust                         121,669
                                                900             Bank of the Ozarks, Inc.                              29,556
                                              2,835             BankUnited Financial Corp. Class A                    76,658
                                                600             Banner Corp.                                          16,806
                                              2,300             Bay View Capital Corp.                                35,581
                                                 76             Berkshire Hathaway, Inc. Class A (a)               6,346,000
                                                476             Berkshire Hathaway, Inc. Class B (a)               1,324,946
                                                300             Berkshire Hills Bancorp, Inc.                          9,996
                                              1,100             BlackRock, Inc.                                       88,495
                                              3,037             CVB Financial Corp.                                   59,768
                                              2,400             Calamos Asset Management, Inc. Class A                65,376
                                                500             Camco Financial Corp.                                  6,800
                                                540             Capital Corp. of the West                             14,985
                                              1,500             Capital Lease Funding, Inc.                           16,275
                                              6,100             CapitalSource, Inc. (a)(f)                           119,743
                                                412             Cascade Financial Corp.                                6,798
                                              1,700             Cash America International, Inc.                      34,204
                                              2,922             Cathay General Bancorp                                98,501
                                              1,876             Central Pacific Financial Corp.                       66,786
                                              2,800             Cenveo, Inc. (a)                                      21,168
                                              1,700             Ceres Group, Inc. (a)                                 10,336
                                                500             Charter Financial Corp.                               17,470
                                              3,400             CharterMac                                            74,664
                                              1,960             Chicago Mercantile Exchange Holdings, Inc.           579,180
                                                500             Citizens First Bancorp, Inc.                          10,325
                                              1,112             Citizens, Inc. (a)(f)                                  6,783
                                                630             Coastal Financial Corp.                                9,193
                                                700             Cohen & Steers, Inc.                                  14,427
                                                100             Collegiate Funding Services LLC (a)                    1,458
                                              3,722             Commercial Capital Bancorp, Inc.                      62,195
                                              2,500             Commercial Federal Corp.                              84,200
                                              2,000             CompuCredit Corp. (a)                                 68,560
                                              2,000             Corrections Corp. of America (a)                      78,500
                                              1,056             Cross Timbers Royalty Trust                           42,926
                                              3,480             Danielson Holdings Corp. (a)                          42,352
                                              3,700             Dime Community Bancshares                             56,240

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance                         1,700             Downey Financial Corp.                          $    124,440
(continued)                                   4,900             ECC Capital Corp.                                     32,634
                                                629             ESB Financial Corp.                                    8,271
                                                300             Eastern Virginia Bankshares, Inc.                      6,000
                                              7,600             Eaton Vance Corp.                                    181,716
                                              1,300             Encore Capital Group, Inc. (a)                        22,100
                                              2,500             ePlus, Inc. (a)                                       28,750
                                              3,400             eSpeed, Inc. Class A (a)                              30,294
                                              2,200             Ezcorp, Inc. (a)                                      23,584
                                                900             The FINOVA Group, Inc. (a)                                68
                                              1,450             Fidelity Bankshares, Inc.                             38,454
                                              1,000             Financial Federal Corp.                               38,640
                                              2,400             First Albany Cos., Inc.                               14,304
                                              1,000             First Community Bancorp, Inc.                         47,500
                                                400             First Defiance Financial Corp.                        10,676
                                                800             First Financial Corp.                                 22,984
                                              1,400             First Financial Holdings, Inc.                        41,874
                                                600             First Indiana Corp.                                   17,802
                                              3,300             The First Marblehead Corp. (a)                       115,698
                                                615             First Place Financial Corp.                           12,355
                                              6,356             First Union Real Estate Equity & Mortgage
                                                                Investments (a)                                       24,153
                                                900             FirstFed Financial Corp. (a)                          53,649
                                              3,600             Flagstar Bancorp, Inc.                                68,148
                                                750             Flushing Financial Corp.                              13,800
                                                500             Foothill Independent Bancorp                          10,018
                                              8,510             Friedman Billings Ramsey Group, Inc. Class A         121,693
                                                900             GFI Group, Inc. (a)                                   32,040
                                              1,100             Gabelli Asset Management, Inc. Class A                48,609
                                              1,455             Giant Industries, Inc. (a)                            52,380
                                              1,371             Glacier Bancorp, Inc.                                 35,824
                                                710             Greater Delaware Valley Savings Bank                  16,153
                                              1,100             Greenhill & Co., Inc.                                 44,561
                                                900             HMN Financial, Inc.                                   28,332
                                                400             Heritage Financial Corp.                               8,784
                                              3,400             Hugoton Royalty Trust                                103,156
                                                800             IBERIABANK Corp.                                      49,288
                                                900             ITLA Capital Corp. (a)                                48,510
                                              4,868             Independence Community Bank Corp.                    179,775
                                                242             Independence Federal Savings Bank (a)                  2,662
                                              1,242             Independent Bank Corp.                                35,322
                                              3,500             IndyMac Bancorp, Inc.                                142,555
                                                800             InnSuites Hospitality Trust                            1,088
                                             16,200             Instinet Group, Inc. (a)                              84,888
                                              3,556             International Bancshares Corp.                       100,599
                                              2,100             International Securities Exchange, Inc. (a)           52,731
                                                300             Interpool, Inc.                                        6,414
                                              3,000             Investment Technology Group, Inc. (a)                 63,060
                                              3,900             Investors Financial Services Corp.                   147,498
                                              1,500             iPayment, Inc. (a)                                    54,780

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance                         1,800             Jackson Hewitt Tax Service, Inc.                $     42,552
(continued)                                   3,300             Jefferies Group, Inc. New Shares                     125,037
                                              1,790             KNBT Bancorp, Inc.                                    27,011
                                              6,900             Knight Capital Group, Inc. Class A (a)                52,578
                                             10,400             La Quinta Corp. (a)                                   97,032
                                              1,700             LabOne, Inc. (a)                                      67,677
                                              5,600             LaBranche & Co., Inc. (a)                             35,280
                                              2,781             Ladenburg Thalmann Financial Services, Inc. (a)        1,585
                                              6,012             Legg Mason, Inc.                                     625,909
                                              5,839             Leucadia National Corp.                              225,561
                                              6,000             Liberty Self-Stor, Inc.                                2,160
                                              1,000             Lincoln Bancorp                                       17,000
                                              1,000             Lipid Sciences, Inc. (a)                               4,880
                                              1,980             MAF Bancorp, Inc.                                     84,407
                                              1,450             MB Financial, Inc.                                    57,754
                                                200             Malan Realty Investors, Inc.                               0
                                                300             Maxus Realty Trust, Inc.                               4,197
                                              1,200             McGrath Rentcorp                                      28,440
                                              4,000             Medallion Financial Corp.                             37,800
                                              3,400             Metris Cos., Inc. (a)                                 49,164
                                                500             MicroFinancial, Inc.                                   2,370
                                                105             Mid Penn Bancorp, Inc.                                 2,667
                                                300             The Midland Company                                   10,557
                                              5,000             MoneyGram International, Inc.                         95,600
                                                400             Monmouth Capital Corp.                                 2,408
                                              2,200             Monmouth Real Estate Investment
                                                                Corporation Class A                                   18,370
                                                300             MutualFirst Financial, Inc.                            6,675
                                                400             NASB Financial, Inc.                                  16,984
                                              3,600             The Nasdaq Stock Market, Inc. (a)                     67,896
                                              1,090             Nastech Pharmaceutical Co., Inc. (a)                  15,511
                                              1,900             National Financial Partners Corp.                     74,366
                                                120             National Security Group, Inc.                          2,641
                                                200             National Western Life Insurance Co. Class A (a)       38,778
                                              3,000             Nelnet, Inc. Class A (a)                              99,810
                                             15,464             New York Community Bancorp, Inc.                     280,208
                                                400             North American Scientific, Inc. (a)                      836
                                              1,800             Northwest Bancorp, Inc.                               38,268
                                              5,500             Nuveen Investments, Inc. Class A                     206,910
                                              1,400             Oak Hill Financial, Inc.                              40,866
                                              3,300             Ocwen Financial Corp. (a)                             22,308
                                                200             One Liberty Properties, Inc.                           4,142
                                              2,900             optionsXpress Holdings, Inc.                          44,080
                                                600             PAB Bankshares, Inc.                                   9,270
                                              2,125             PMC Commercial Trust                                  27,859
                                                292             PVF Capital Corp.                                      3,723
                                              2,710             Pacific Capital Bancorp                              100,487
                                              2,308             Partners Trust Financial Group, Inc.                  24,651

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance                           845             Piper Jaffray Cos. (a)                          $     25,713
(concluded)                                   1,600             Portfolio Recovery Associates, Inc. (a)               67,232
                                              1,500             Prime Group Realty Trust (a)                          10,830
                                                400             Provident Financial Holdings, Inc.                    11,244
                                              2,689             Provident Financial Services, Inc.                    47,246
                                              2,900             R-G Financial Corp. Class B                           51,301
                                              3,700             Raymond James Financial, Inc.                        104,525
                                                450             Renasant Corp.                                        13,842
                                              1,000             Resource America, Inc. Class A                        38,530
                                                100             Riverview Bancorp, Inc.                                2,135
                                                300             Roberts Realty Investors, Inc. (a)                     2,475
                                              6,760             SEI Investments Co.                                  252,486
                                              1,210             SWS Group, Inc.                                       20,788
                                                900             Sanders Morris Harris Group, Inc.                     15,480
                                              1,903             Santander BanCorp                                     47,689
                                                300             Security Bank Corp.                                    6,870
                                              3,300             Siebert Financial Corp. (a)                           10,890
                                                700             Sound Federal Bancorp, Inc.                           11,312
                                              3,600             Specialty Underwriters' Alliance, Inc. (a)            32,868
                                              3,000             Sports Resorts International, Inc. (a)                 2,370
                                                400             State Financial Services Corp. Class A                16,104
                                              2,059             Sterling Financial Corp. (a)                          77,007
                                              1,132             Student Loan Corp.                                   248,814
                                                300             Supertel Hospitality, Inc.                             1,248
                                                100             TF Financial Corp.                                     2,801
                                                679             Tarragon Corp. (a)                                    17,145
                                              1,500             Transnational Financial Network, Inc. (a)                750
                                              1,100             United Community Banks, Inc.                          28,622
                                              1,000             United PanAm Financial Corp. (a)                      27,410
                                                100             Value Line, Inc.                                       3,925
                                              9,652             W Holding Co., Inc.                                   98,643
                                              2,460             WFS Financial, Inc. (a)                              124,747
                                              1,500             WP Carey & Co. LLC                                    43,920
                                                200             WVS Financial Corp.                                    3,330
                                              3,500             Waddell & Reed Financial, Inc. Class A                64,750
                                              5,161             Washington Federal, Inc.                             121,387
                                                151             Wayne Savings Bancshares, Inc.                         2,454
                                              3,000             Webster Financial Corp.                              140,070
                                              2,000             Wellsford Real Properties, Inc. (a)                   35,460
                                                402             Wesco Financial Corp.                                144,720
                                                600             White Mountains Insurance Group Inc.                 378,540
                                                200             Willis Lease Finance Corp. (a)                         1,600
                                              2,300             Willow Grove Bancorp, Inc.                            33,718
                                              1,800             World Acceptance Corp. (a)                            54,090
                                              1,800             Wright Express Corp. (a)                              33,246
                                                800             Wyndham International, Inc. Class A (a)                  888
                                                                                                                ------------
                                                                                                                  19,836,840
----------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Motor Vehicles - 1.0%                         1,800             AO Smith Corp.                                  $     48,078
                                              1,400             ASV, Inc. (a)                                         56,756
                                                305             Aftermarket Technology Corp. (a)                       5,316
                                              3,000             American Axle & Manufacturing Holdings, Inc.          75,810
                                              1,700             Arctic Cat, Inc.                                      34,901
                                              3,900             ArvinMeritor, Inc.                                    69,381
                                              3,200             BorgWarner, Inc.                                     171,744
                                              2,000             CSK Auto Corp. (a)                                    33,360
                                                700             Cascade Corp.                                         30,275
                                                700             Coachmen Industries, Inc.                              8,771
                                              4,800             Donaldson Co., Inc.                                  145,584
                                              3,300             Dura Automotive Systems, Inc. Class A (a)             14,124
                                              3,300             Federal-Mogul Corp. (a)(f)                             2,772
                                              3,190             Fleetwood Enterprises, Inc. (a)                       32,379
                                             10,490             Gentex Corp.                                         190,918
                                              1,000             Group 1 Automotive, Inc. (a)                          24,040
                                              1,600             Hayes Lemmerz International, Inc. (a)                 11,392
                                              1,300             IMPCO Technologies, Inc. (a)                           6,253
                                                600             Keystone Automotive Industries, Inc. (a)              14,838
                                              2,100             LKQ Corp. (a)                                         57,015
                                                200             The Lamson & Sessions Co. (a)                          2,364
                                              3,645             Lear Corp.                                           132,605
                                              1,000             Lithia Motors, Inc. Class A                           28,850
                                                800             MarineMax, Inc. (a)                                   25,000
                                                900             Midas, Inc. (a)                                       20,700
                                              1,900             Modine Manufacturing Co.                              61,864
                                              1,800             Monaco Coach Corp.                                    30,942
                                                750             Monro Muffler, Inc.                                   22,133
                                              2,020             Myers Industries, Inc.                                25,250
                                                500             Noble International Ltd.                              11,775
                                              2,100             Oshkosh Truck Corp.                                  164,388
                                              2,700             Polaris Industries, Inc.                             145,800
                                              3,000             Rush Enterprises, Inc. Class B (a)                    40,230
                                              1,700             Sonic Automotive, Inc.                                36,142
                                              2,700             Spartan Motors, Inc.                                  29,106
                                              1,200             Standard Motor Products, Inc.                         15,840
                                              1,300             Stoneridge, Inc. (a)                                   8,580
                                              1,510             Superior Industries International (f)                 35,787
                                              5,000             TRW Automotive Holdings Corp. (a)                    122,550
                                              3,685             Thor Industries, Inc.                                115,820
                                              1,000             Titan International, Inc.                             13,980
                                              2,000             United Auto Group, Inc.                               59,600
                                              1,800             Winnebago Industries                                  58,950
                                                                                                                ------------
                                                                                                                   2,241,963
----------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Non-Durables - 2.2%                           1,100             Action Performance Cos., Inc.                   $      9,702
                                             10,533             Activision, Inc. (a)                                 174,005
                                              3,900             American Greetings Class A                           103,350
                                              5,665             Applebees International, Inc.                        150,066
                                              1,100             BJ's Restaurants, Inc. (a)                            22,374
                                                430             Benihana, Inc. Class A (a)                             6,149
                                                600             Blue Nile, Inc. (a)                                   19,614
                                              2,000             Bob Evans Farms, Inc.                                 46,640
                                                210             Bowl America, Inc. Class A                             2,934
                                              3,700             Boyds Collection Ltd. (a)                              6,586
                                              4,900             Brinker International, Inc. (a)                      196,245
                                              2,600             Buca, Inc. (a)                                        13,572
                                                500             Buffalo Wild Wings, Inc. (a)                          15,600
                                              3,500             CBRL Group, Inc.                                     136,010
                                              2,250             CEC Entertainment, Inc. (a)                           94,703
                                              2,300             CKE Restaurants, Inc.                                 32,016
                                              2,000             Cabela's, Inc. Class A (a)(f)                         42,720
                                              1,100             California Pizza Kitchen, Inc. (a)                    29,997
                                              2,400             Centillium Communications, Inc. (a)                    5,208
                                              2,800             Champps Entertainment, Inc. (a)                       21,000
                                              2,600             Checkers Drive-In Restaurant (a)                      35,412
                                              4,417             The Cheesecake Factory (a)                           153,402
                                                200             Churchill Downs, Inc.                                  8,498
                                              1,800             Cosi, Inc. (a)                                        12,384
                                                700             Dave & Buster's, Inc. (a)                             12,908
                                              2,300             Denny's Corp. (a)                                     11,431
                                                800             Department 56 (a)                                      8,200
                                              2,500             Domino's Pizza, Inc.                                  55,650
                                              6,000             Dover Motorsports, Inc.                               36,000
                                                600             Drew Industries, Inc. (a)                             27,240
                                              1,200             EMAK Worldwide, Inc. (a)                              12,948
                                              1,600             Electronics Boutique Holdings Corp. (a)              101,584
                                              2,500             Famous Dave's of America, Inc. (a)                    24,675
                                              3,000             Fastclick, Inc. (a)                                   27,300
                                              1,100             Forward Industries, Inc. (a)(f)                       17,589
                                              1,300             Gaming Partners International Corp. (a)               24,700
                                              1,500             Handleman Co.                                         24,765
                                              1,412             Hibbett Sporting Goods, Inc. (a)                      53,430
                                              4,300             Hollywood Media Corp. (a)                             18,662
                                                900             IHOP Corp.                                            39,051
                                              3,000             International Speedway Corp. Class A                 168,780
                                              2,800             Isle of Capri Casinos, Inc. (a)                       73,360
                                              2,200             Jack in the Box, Inc. (a)                             83,424
                                              2,513             Jakks Pacific, Inc. (a)                               48,275
                                                300             Kreisler Manufacturing Corp. (a)                       1,575
                                              3,500             Krispy Kreme Doughnuts, Inc. (a)(f)                   24,360
                                              2,000             Lancaster Colony Corp.                                85,840
                                              1,700             Landry's Restaurants, Inc.                            51,153
                                                300             Lazare Kaplan International, Inc. (a)                  3,060
                                              2,100             Leapfrog Enterprises, Inc. (a)(f)                     23,730

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Non-Durables                                  1,000             LodgeNet Entertainment Corp. (a)                $     16,590
(concluded)                                   1,900             Lone Star Steakhouse & Saloon                         57,779
                                              1,100             Luby's, Inc. (a)                                      13,145
                                              5,800             Marvel Enterprises, Inc. (a)                         114,376
                                              5,000             Midway Games, Inc. (a)(f)                             54,800
                                              1,400             Movado Group, Inc.                                    26,432
                                              2,505             O'Charleys, Inc. (a)                                  44,238
                                              4,300             Outback Steakhouse, Inc.                             194,532
                                              1,495             PF Chang's China Bistro, Inc. (a)                     88,175
                                              2,200             Panera Bread Co. Class A (a)                         136,587
                                              1,700             Papa John's International, Inc. (a)                   67,949
                                                900             Peco II, Inc. (a)                                        819
                                              5,800             Penn National Gaming, Inc. (a)                       211,700
                                              1,170             RC2 Corp. (a)                                         43,957
                                              2,900             Rare Hospitality International, Inc. (a)              88,363
                                                800             Red Robin Gourmet Burgers, Inc. (a)                   49,584
                                              2,500             Regis Corp.                                           97,700
                                              3,200             Ruby Tuesday, Inc.                                    82,880
                                              1,300             Russ Berrie & Co., Inc.                               16,653
                                              2,600             Ryan's Restaurant Group, Inc. (a)                     36,426
                                              3,400             Samsonite Corp. (a)                                    2,890
                                             20,800             Service Corp. International                          166,816
                                                400             Servotronics, Inc. (a)                                 1,880
                                              4,425             Sonic Corp. (a)                                      135,095
                                              3,600             Sotheby's Holdings Class A (a)                        49,320
                                                800             The Steak N Shake Co. (a)                             14,896
                                                510             Steinway Musical Instruments (a)                      14,974
                                              5,800             Stewart Enterprises, Inc. Class A                     37,932
                                              2,900             THQ, Inc. (a)                                         84,883
                                              4,000             Take-Two Interactive Software, Inc. (a)              101,800
                                              2,400             The Topps Co., Inc.                                   24,072
                                              3,300             Traffix, Inc.                                         16,566
                                              2,400             Trans World Entertainment (a)                         28,392
                                              3,800             Triarc Cos.                                           56,468
                                              4,555             Tupperware Corp.                                     106,450
                                              7,100             Warner Music Group Corp. (a)                         115,020
                                              2,300             World Wrestling Entertainment, Inc.                   26,266
                                              3,090             Youbet.com, Inc. (a)                                  15,357
                                                                                                                ------------
                                                                                                                   4,839,639
----------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals - 0.4%                       800             AM Castle & Co. (a)                                   12,368
                                              1,637             Aleris International, Inc. (a)                        36,914
                                              1,000             Brush Engineered Materials, Inc. (a)                  14,260
                                              2,200             Century Aluminum Co. (a)                              44,880
                                             17,500             Coeur d'Alene Mines Corp. (a)                         63,525
                                              3,400             Commercial Metals Co.                                 80,988
                                              1,327             Encore Wire Corp. (a)                                 15,380
                                             10,500             Hecla Mining Co. (a)                                  47,880
                                             10,800             Kaiser Aluminum Corp. (a)                                173

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals                            1,300             Minerals Technologies, Inc.                     $     80,080
(concluded)                                   2,600             Mueller Industries, Inc.                              70,460
                                              2,100             RTI International Metals, Inc. (a)                    65,961
                                              1,400             Reliance Steel & Aluminum Co.                         51,898
                                              4,600             Southern Peru Copper Corp.                           197,064
                                              4,784             Stillwater Mining Co. (a)                             35,497
                                                950             Titanium Metals Corp. (a)                             53,951
                                                900             Wolverine Tube, Inc. (a)                               5,283
                                                                                                                ------------
                                                                                                                     876,562
----------------------------------------------------------------------------------------------------------------------------
Optical Photo & Equipment - 0.2%              1,000             August Technology Corp. (a)                           11,650
                                              1,900             CPI Corp.                                             34,295
                                              1,100             Cyberoptics Corp. (a)                                 14,300
                                              2,000             Imation Corp.                                         77,580
                                              9,230             Ingram Micro, Inc. Class A (a)                       144,542
                                              2,095             LaserCard Corp. (a)(f)                                12,298
                                              7,200             Lexar Media, Inc. (a)(f)                              35,352
                                                200             Meade Instruments Corp. (a)                              558
                                                300             Panavision, Inc. (a)                                   1,350
                                              1,900             Photronics, Inc. (a)                                  44,346
                                                100             StockerYale, Inc. (a)                                     81
                                              1,600             Zomax, Inc. (a)                                        4,448
                                              1,100             Zygo Corp. (a)                                        10,780
                                                                                                                ------------
                                                                                                                     391,580
----------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.4%                  200             Badger Paper Mills, Inc. (a)                             700
                                              3,100             Bowater, Inc.                                        100,347
                                                200             Buckeye Technologies, Inc. (a)                         1,594
                                                604             CSS Industries, Inc.                                  20,439
                                              1,700             Caraustar Industries, Inc. (a)                        17,850
                                                600             Chesapeake Corp.                                      12,564
                                                700             Deltic Timber Corp.                                   26,621
                                              2,400             Glatfelter                                            29,760
                                                480             Kadant, Inc. (a)                                      10,526
                                              2,900             Longview Fibre Co.                                    59,595
                                              1,000             Lydall, Inc. (a)                                       8,620
                                              1,700             Neenah Paper, Inc.                                    52,649
                                              5,100             Packaging Corp. of America                           107,355
                                                900             Pope & Talbot, Inc.                                    9,990
                                              2,100             Potlatch Corp.                                       109,893
                                              2,914             Rayonier, Inc.                                       154,529
                                                900             Rock-Tenn Co. Class A                                 11,385
                                             15,080             Smurfit-Stone Container Corp. (a)                    153,364
                                              1,400             Universal Forest Products, Inc.                       58,030
                                              3,100             Wausau Paper Corp.                                    37,138
                                                                                                                ------------
                                                                                                                     982,949
----------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Producer Goods - 3.4%                         5,023             AGCO Corp. (a)                                  $     96,040
                                                500             Aaon, Inc. (a)                                         8,895
                                              1,800             Actuant Corp. Class A (a)                             86,292
                                              4,400             Aeroflex, Inc. (a)                                    36,960
                                                600             Alamo Group, Inc.                                     11,202
                                              1,700             Albany International Corp. Class A                    54,587
                                                115             Allied Motion Technologies, Inc. (a)                     509
                                                900             American Vanguard Corp.                               18,819
                                              4,500             Ametek, Inc.                                         188,325
                                              1,800             Applied Industrial Technologies, Inc.                 58,122
                                              2,200             Aptargroup, Inc.                                     111,760
                                                200             Arotech Corp. (a)                                        212
                                              1,100             Astec Industries, Inc. (a)                            25,509
                                              3,100             BE Aerospace, Inc. (a)                                48,453
                                              1,700             Baldor Electric Co.                                   41,344
                                              1,600             Barnes Group, Inc.                                    52,960
                                              1,000             Blount International, Inc. (a)                        16,690
                                              2,600             Blyth, Inc.                                           72,930
                                              3,000             Briggs & Stratton Corp.                              103,860
                                                600             CIRCOR International, Inc.                            14,802
                                              1,400             CUNO, Inc. (a)                                       100,016
                                                900             Cantel Medical Corp. (a)                              14,724
                                             16,500             Capstone Turbine Corp. (a)                            20,955
                                                200             Catalyst Semiconductor, Inc. (a)                         878
                                              1,100             Cherokee International Corp. (a)                       4,114
                                                100             Chicago Rivet & Machine Co.                            2,875
                                              3,000             Clarcor, Inc.                                         87,750
                                              3,485             Cognex Corp.                                          91,272
                                              2,400             Columbus McKinnon Corp. (a)                           26,292
                                              1,900             Comfort Systems USA, Inc. (a)                         12,502
                                              1,800             Concord Camera Corp. (a)                               2,250
                                              1,900             Cryo-Cell International, Inc. (a)                      6,650
                                                600             Culp, Inc. (a)                                         2,640
                                              1,100             Curtiss-Wright Corp.                                  59,345
                                              2,000             DiamondCluster International, Inc. Class A (a)        22,600
                                              5,700             Distributed Energy Systems Corp. (a)                  23,997
                                                800             Duratek, Inc. (a)                                     18,544
                                                700             Dynamic Materials Corp.                               26,985
                                                200             The Eastern Co.                                        4,710
                                              1,200             Evergreen Solar, Inc. (a)                              7,716
                                              2,100             FMC Corp. (a)                                        117,894
                                              1,600             The Fairchild Corp. (a)                                4,576
                                              4,345             Fastenal Co.                                         266,175
                                              4,220             Fedders Corp.                                          9,284
                                              4,000             Federal Signal Corp.                                  62,400
                                              1,500             Flanders Corp. (a)                                    13,500
                                              2,800             Flowserve Corp. (a)                                   84,728
                                                240             Foster Wheeler Ltd. (a)                                4,718
                                                700             Franklin Electric Co., Inc.                           27,055

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Producer Goods                                1,400             Gardner Denver, Inc. (a)                        $     49,112
(continued)                                     125             The Gorman-Rupp Co.                                    2,676
                                              4,687             Graco, Inc.                                          159,686
                                              5,800             GrafTech International Ltd. (a)                       24,940
                                                700             HI Shear Technology Corp. (a)                          2,730
                                              3,300             HNI Corp.                                            168,795
                                                200             Hardinge, Inc.                                         2,810
                                              2,400             Harsco Corp.                                         130,920
                                              2,600             Helix Technology Corp.                                34,528
                                              4,690             Herman Miller, Inc.                                  144,640
                                              1,700             Hexcel Corp. (a)                                      28,764
                                              3,500             Hubbell, Inc. Class B                                154,350
                                              3,800             Hughes Supply, Inc.                                  106,780
                                              2,950             IDEX Corp.                                           113,900
                                                100             Ibis Technology Corp. (a)                                203
                                                400             Inplay Technologies, Inc. (a)                            604
                                                500             IntriCon Corp. (a)                                     1,050
                                              2,900             JLG Industries, Inc.                                  79,692
                                              4,500             Jacuzzi Brands, Inc. (a)                              48,285
                                              1,650             Jarden Corp. (a)                                      88,968
                                                100             Juno Lighting, Inc.                                    4,305
                                              2,500             Kaydon Corp.                                          69,625
                                              2,000             Kennametal, Inc.                                      91,700
                                              2,700             Knoll, Inc.                                           46,197
                                              2,690             Kos Pharmaceuticals, Inc. (a)                        176,195
                                                600             LB Foster Co. Class A (a)                              5,580
                                                700             Ladish Co., Inc. (a)                                   6,993
                                                600             Lawson Products                                       23,292
                                              3,200             Lennox International, Inc.                            67,744
                                                782             Libbey, Inc.                                          12,363
                                              2,295             Lincoln Electric Holdings, Inc.                       76,079
                                              1,500             Lindsay Manufacturing Co.                             35,370
                                              1,700             Lone Star Technologies (a)                            77,350
                                              4,100             MSC Industrial Direct Co. Class A                    138,375
                                              1,700             Magnetek, Inc. (a)                                     4,369
                                              1,700             Manitowoc Co.                                         69,734
                                                900             Material Sciences Corp. (a)                           13,104
                                              1,400             Matthews International Corp. Class A                  54,544
                                              2,500             Maverick Tube Corp. (a)                               74,500
                                              2,300             Merix Corp. (a)                                       13,455
                                              5,160             Micrel, Inc. (a)                                      59,443
                                                500             Middleby Corp. (a)                                    26,430
                                              4,356             Milacron, Inc. (a)                                     8,233
                                                900             Modtech Holdings, Inc. (a)                             5,850
                                              2,325             Moog, Inc. Class A (a)                                73,214
                                                400             NACCO Industries, Inc. Class A                        42,888
                                                800             NATCO Group, Inc. Class A (a)                         10,648
                                              1,000             NN, Inc.                                              12,680
                                              2,000             Nordson Corp.                                         68,560

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Producer Goods                                1,500             Oceaneering International, Inc. (a)             $     57,975
(concluded)                                   5,850             Pentair, Inc.                                        250,439
                                              4,307             Plug Power, Inc. (a)(f)                               29,503
                                              1,600             Possis Medical, Inc. (a)                              16,208
                                              3,525             Precision Castparts Corp.                            274,598
                                              3,140             Presstek, Inc. (a)                                    35,545
                                              2,600             Raytech Corporation (a)                                3,458
                                              2,505             Regal-Beloit Corp.                                    73,046
                                                800             Research Frontiers, Inc. (a)                           2,536
                                                800             Robbins & Myers, Inc.                                 17,208
                                                972             Ronson Corp.                                           1,847
                                              2,600             Roper Industries, Inc.                               185,562
                                                470             SI International, Inc. (a)                            14,081
                                              4,448             SPX Corp.                                            204,519
                                              7,200             Safeguard Scientifics, Inc. (a)                        9,216
                                              1,600             Sauer-Danfoss, Inc.                                   28,432
                                                500             Sequa Corp. Class A (a)                               33,085
                                              3,400             The Shaw Group, Inc. (a)                              73,134
                                              1,800             Sonic Solutions, Inc. (a)                             33,480
                                                200             Spectrum Control, Inc. (a)                             1,348
                                                700             Standex International Corp.                           19,887
                                              6,700             Steelcase, Inc. Class A                               92,795
                                              3,000             Stewart & Stevenson Services                          67,980
                                              1,000             Sun Hydraulics, Inc.                                  36,390
                                              2,500             T-3 Energy Services Inc. (a)                          24,550
                                                765             TRM Corp. (a)                                         12,867
                                              1,500             Technology Research Corp.                              7,247
                                              1,600             Tecumseh Products Co. Class A                         43,904
                                              2,300             Teleflex, Inc.                                       136,551
                                                500             Tennant Co.                                           17,705
                                              2,500             Tenneco Automotive, Inc. (a)                          41,600
                                              2,904             Terex Corp. (a)                                      114,418
                                              2,500             ThermoGenesis Corp. (a)                               10,800
                                              5,400             Timken Co.                                           124,740
                                              2,700             Trinity Industries, Inc.                              86,481
                                                800             Triumph Group, Inc. (a)                               27,808
                                              2,500             TurboChef Technologies, Inc. (a)                      44,800
                                                100             Twin Disc, Inc.                                        2,190
                                              2,100             Tyler Technologies, Inc. (a)                          15,876
                                              7,440             Valhi, Inc.                                          130,200
                                              1,100             Valmont Industries, Inc.                              28,380
                                                700             Watsco, Inc.                                          29,820
                                              1,900             Watts Water Technologies, Inc. Class A                63,631
                                                700             Woodhead Industries, Inc.                              8,827
                                                600             Woodward Governor Co.                                 50,418
                                              1,100             X-Rite, Inc.                                          12,661
                                              2,200             York International Corp.                              83,600
                                                                                                                ------------
                                                                                                                   7,569,015
----------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Railroads & Shipping - 0.4%                   2,700             Alexander & Baldwin, Inc.                       $    125,145
                                              4,600             Diamondhead Casino Corp. (a)                           2,622
                                              1,800             Florida East Coast Industries                         77,940
                                              2,100             Freightcar America, Inc. (a)                          41,643
                                              2,800             GATX Corp.                                            96,600
                                              1,600             General Maritime Corp.                                67,840
                                              1,300             Genesee & Wyoming, Inc. Class A (a)                   35,373
                                              1,900             Greenbrier Cos., Inc.                                 51,490
                                                100             Hornbeck Offshore Services, Inc. (a)                   2,709
                                                300             International Shipholding Corp. (a)                    4,395
                                              3,700             Kansas City Southern (a)                              74,666
                                                500             Maritrans, Inc.                                       13,525
                                              1,100             Martin Midstream Partners LP                          33,990
                                              5,300             OMI Corp. New Shares                                 100,753
                                              2,300             Overseas Shipholding Group                           137,195
                                              1,900             RailAmerica, Inc. (a)                                 22,610
                                              1,800             SCS Transportation, Inc. (a)                          32,040
                                              1,400             Seabulk International, Inc. (a)                       29,750
                                              2,100             Westinghouse Air Brake Technologies Corp.             45,108
                                                                                                                ------------
                                                                                                                     995,394
----------------------------------------------------------------------------------------------------------------------------
Real Property - 6.9%                          4,800             AMB Property Corp.                                   208,464
                                              1,450             AMLI Residential Properties Trust                     45,327
                                              3,200             Acadia Realty Trust                                   59,680
                                              2,400             Affordable Residential Communities                    32,040
                                                200             Alexander's, Inc. (a)                                 49,750
                                              1,100             Alexandria Real Estate Equities, Inc.                 80,795
                                                500             America Retirement Corp. (a)                           7,310
                                                400             American Land Lease, Inc.                              8,764
                                                500             American Mortgage Acceptance Co.                       7,565
                                              1,800             American Real Estate Partners LP (a)                  52,290
                                                500             American Realty Investors, Inc. (a)                    4,985
                                              4,400             Amerivest Properties, Inc.                            18,348
                                              7,400             Annaly Mortgage Management, Inc.                     132,682
                                              3,100             Anthracite Capital, Inc.                              36,735
                                              2,700             Anworth Mortgage Asset Corp.                          26,568
                                              4,050             Arden Realty, Inc.                                   145,719
                                              4,400             Associated Estates Realty Corp.                       40,612
                                              4,445             AvalonBay Communities, Inc.                          359,156
                                                500             Avatar Holdings, Inc. (a)(f)                          25,135
                                              3,135             BRE Properties                                       131,200
                                                300             BRT Realty Trust                                       6,945
                                              1,000             Bedford Property Investors                            23,020
                                                400             Big 5 Sporting Goods Corp.                            11,352
                                                500             BioMed Realty Trust, Inc.                             11,925
                                              6,420             Boston Properties, Inc.                              449,400
                                              1,000             Boykin Lodging Co. (a)                                13,400
                                              2,720             Brandywine Realty Trust                               83,368
                                              3,800             CB Richard Ellis Group, Inc. (a)                     166,668
                                              4,300             CBL & Associates Properties, Inc.                    185,201

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Real Property                                 1,800             CRT Properties, Inc.                            $     49,140
(continued)                                     400             California Coastal Communities, Inc. (a)              13,748
                                              3,557             Camden Property Trust                                191,189
                                              3,000             Capital Automotive REIT                              114,510
                                              4,800             Capital Title Group, Inc.                             32,640
                                              2,500             Capstead Mortgage Corp.                               20,700
                                              4,000             CarrAmerica Realty Corp.                             144,720
                                              6,378             Catellus Development Corp.                           209,198
                                              1,100             Cedar Shopping Centers, Inc.                          16,225
                                              3,000             Centerpoint Properties Trust                         126,900
                                              2,500             Colonial Properties Trust                            110,000
                                              2,791             Commercial Net Lease Realty                           57,132
                                              2,000             Corporate Office Properties Trust                     58,900
                                                600             Correctional Properties Trust                         16,980
                                              2,300             Cousins Properties, Inc.                              68,034
                                              7,500             Crescent Real Estate EQT Co.                         140,625
                                                900             Criimi MAE, Inc. (a)                                  19,665
                                              5,883             Developers Diversified Realty Corp.                  270,383
                                              8,875             Duke Realty Corp.                                    280,983
                                              1,200             Eastgroup Properties                                  50,532
                                                900             Education Realty Trust, Inc.                          16,470
                                              1,800             Entertainment Properties Trust                        82,800
                                              5,200             Equity Inns, Inc.                                     69,160
                                              1,600             Equity Lifestyle Properties, Inc.                     63,616
                                              2,955             Equity One, Inc.                                      67,079
                                              1,400             Essex Property Trust, Inc.                           116,284
                                              3,240             Federal Realty Investment Trust                      191,160
                                              3,500             FelCor Lodging Trust, Inc. (a)                        50,680
                                              2,300             Fieldstone Investment Corp.                           33,120
                                              1,127             First Acceptance Corp. (a)                            10,661
                                              3,000             First Industrial Realty Trust, Inc.                  119,700
                                              3,000             Forest City Enterprises, Inc. Class A                213,000
                                              1,400             GMH Communities Trust                                 19,390
                                              1,685             Gables Residential Trust                              72,843
                                             13,730             General Growth Properties, Inc.                      564,166
                                              1,000             Getty Realty Corp.                                    27,700
                                              2,400             Gladstone Commercial Corp.                            37,824
                                              1,100             Glenborough Realty Trust, Inc.                        22,649
                                              2,700             Glimcher Realty Trust                                 74,925
                                              3,200             Global Signal, Inc.                                  120,480
                                              1,400             Government Properties Trust, Inc.                     13,608
                                                322             Grubb & Ellis Co. (a)                                  2,190
                                             11,900             HRPT Properties Trust                                147,917
                                              8,200             Health Care Property Investors, Inc.                 221,728
                                              3,300             Health Care REIT, Inc.                               124,377
                                              2,800             Healthcare Realty Trust, Inc.                        108,108
                                                100             Heartland Partners LP Class A (a)                        270
                                              2,000             Heritage Property Investment Trust                    70,040
                                              2,100             Highland Hospitality Corp.                            21,945
                                              3,950             Highwoods Properties, Inc.                           117,552
                                              2,000             Home Properties, Inc.                                 86,040

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Real Property                                 8,600             Homestore, Inc. (a)                             $     17,458
(continued)                                   3,805             Hospitality Properties Trust                         167,686
                                             19,000             Host Marriott Corp.                                  332,500
                                              5,700             IMPAC Mortgage Holdings, Inc.                        106,305
                                              2,100             Inland Real Estate Corp.                              33,768
                                              2,500             Innkeepers USA Trust                                  37,350
                                              2,500             Investors Real Estate Trust                           24,150
                                              6,600             iStar Financial, Inc.                                274,494
                                              1,900             Jones Lang LaSalle, Inc. (a)                          84,037
                                              1,400             Kilroy Realty Corp.                                   66,486
                                              6,950             Kimco Realty Corp.                                   409,425
                                                900             LTC Properties, Inc.                                  18,630
                                              1,700             LaSalle Hotel Properties                              55,777
                                              1,700             Lexington Corporate Properties Trust                  41,327
                                              4,160             Liberty Property Trust                               184,330
                                              4,670             Luminent Mortgage Capital, Inc.                       50,389
                                              4,800             MFA Mortgage Investments, Inc.                        35,760
                                              3,400             The Macerich Co.                                     227,970
                                              3,500             Mack-Cali Realty Corp.                               158,550
                                              2,500             Maguire Properties, Inc.                              70,850
                                              4,700             Meristar Hospitality Corp. (a)                        40,420
                                              1,200             Mid-America Apartment Communities, Inc.               54,504
                                              3,300             The Mills Corp.                                      200,607
                                              1,100             Mission West Properties                               11,297
                                              1,600             National Health Investors, Inc.                       44,912
                                                600             National Health Realty, Inc.                          11,166
                                              4,000             Nationwide Health Properties, Inc.                    94,440
                                              3,345             New Century Financial Corp.                          172,100
                                              5,900             New Plan Excel Realty Trust                          160,303
                                              2,505             Newcastle Investment Corp.                            75,526
                                              1,600             Novastar Financial, Inc.                              62,640
                                              3,000             Omega Healthcare Investors, Inc.                      38,580
                                                200             Origen Financial, Inc.                                 1,480
                                                900             Orleans Homebuilders, Inc.                            21,114
                                                700             PS Business Parks, Inc.                               31,115
                                              2,809             Pan Pacific Retail Properties, Inc.                  186,461
                                                800             Parkway Properties, Inc.                              40,008
                                              2,099             Pennsylvania Real Estate Investment Trust             99,703
                                              2,400             Post Properties, Inc.                                 86,664
                                              2,600             Prentiss Properties Trust                             94,744
                                              8,005             Public Storage, Inc.                                 506,316
                                              1,500             RAIT Investment Trust                                 44,925
                                              1,000             Ramco-Gershenson Properties                           29,280
                                              1,300             Reading International, Inc. Class A (a)                9,477
                                              4,700             Realty Income Corp.                                  117,688
                                              4,770             Reckson Associates Realty Corp.                      160,034

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Real Property                                 1,500             Redwood Trust, Inc.                             $     77,400
(concluded)                                   3,500             Regency Centers Corp.                                200,200
                                              2,400             SL Green Realty Corp.                                154,800
                                              1,000             Saul Centers, Inc.                                    36,350
                                              1,500             Saxon Capital Inc.                                    25,605
                                              3,200             Senior Housing Properties Trust                       60,512
                                              2,900             Shurgard Storage Centers, Inc.                       133,284
                                                800             Sizeler Property Investors                            10,560
                                                900             Sovran Self Storage, Inc.                             40,914
                                              2,900             Spirit Finance Corp.                                  34,075
                                              4,500             The St. Joe Co.                                      366,930
                                              1,600             Stonemor Partners LP                                  36,080
                                              3,300             Strategic Hotel Capital, Inc.                         59,400
                                                200             Stratus Properties, Inc. (a)                           3,560
                                              1,000             Sun Communities, Inc.                                 37,190
                                              1,795             Sunset Financial Resources, Inc.                      16,999
                                              3,200             Sunstone Hotel Investors, Inc.                        77,632
                                              1,500             Toreador Resources Corp. (a)                          36,435
                                              2,700             Tanger Factory Outlet Centers, Inc.                   72,711
                                              2,900             Taubman Centers, Inc.                                 98,861
                                              4,855             Thornburg Mortgage, Inc.                             141,426
                                              1,000             The Town & Country Trust                              28,510
                                              2,100             Trammell Crow Co. (a)                                 50,904
                                                100             Transcontinental Realty Investors, Inc. (a)            2,124
                                              7,900             Trizec Properties, Inc.                              162,503
                                              3,400             Trustreet Properties, Inc.                            56,474
                                              1,300             U-Store-It Trust                                      24,765
                                              7,565             United Dominion Realty Trust, Inc.                   181,938
                                              1,500             Universal Health Realty Income Trust                  57,165
                                              1,300             Urstadt Biddle Properties, Inc.                       21,502
                                                900             Urstadt Biddle Properties, Inc. Class A               15,588
                                              5,200             Ventas, Inc.                                         157,040
                                              7,505             Vornado Realty Trust                                 603,402
                                              2,000             Washington Real Estate Investment Trust               62,400
                                              5,375             Weingarten Realty Investors                          210,808
                                              1,300             Winston Hotels, Inc.                                  14,638
                                                                                                                ------------
                                                                                                                  15,467,521
----------------------------------------------------------------------------------------------------------------------------
Retail - 4.3%                                   600             1-800 Contacts, Inc. (a)                              11,622
                                              3,670             1-800-FLOWERS.COM, Inc. Class A (a)                   25,837
                                              3,966             99 Cents Only Stores (a)                              50,408
                                              1,100             AC Moore Arts & Crafts, Inc. (a)                      34,771
                                              2,275             Aaron Rents, Inc.                                     56,625
                                              5,000             Abercrombie & Fitch Co. Class A                      343,500
                                                600             Able Energy, Inc. (a)                                  8,730
                                              4,000             Advance Auto Parts (a)                               258,200
                                              2,500             Alloy, Inc. (a)                                       12,850
                                             24,940             Amazon.com, Inc. (a)(f)                              825,015
                                              7,510             American Eagle Outfitters                            230,182

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Retail                                        3,675             AnnTaylor Stores Corp. (a)                      $     89,229
(continued)                                     200             Arden Group, Inc. Class A                             15,856
                                                400             Asbury Automotive Group, Inc. (a)                      6,164
                                              4,800             BJ's Wholesale Club, Inc. (a)                        155,952
                                              4,000             Barnes & Noble, Inc. (a)                             155,200
                                                500             Blair Corp.                                           19,750
                                                400             Bluegreen Corp. (a)                                    6,964
                                              2,100             The Bombay Co., Inc. (a)                              11,970
                                              1,000             The Bon-Ton Stores, Inc.                              19,350
                                              4,500             Borders Group, Inc.                                  113,895
                                              1,999             Brightpoint, Inc. (a)                                 44,358
                                              1,375             Brookstone, Inc. (a)                                  25,960
                                              2,200             Build-A-Bear Workshop, Inc. (a)                       51,590
                                              2,600             Burlington Coat Factory Warehouse Corp.              110,864
                                              6,000             Carmax, Inc. (a)                                     159,900
                                              3,000             Casey's General Stores, Inc.                          59,460
                                              3,900             Casual Male Retail Group, Inc. (a)(f)                 28,509
                                              1,950             The Cato Corp. Class A                                40,268
                                              1,100             Central Garden and Pet Co. (a)                        54,032
                                              1,500             Charlotte Russe Holding, Inc. (a)                     18,690
                                              6,855             Charming Shoppes (a)                                  63,957
                                              9,600             Chico's FAS, Inc. (a)                                329,088
                                              1,605             Childrens Place (a)                                   74,905
                                              2,238             Christopher & Banks Corp.                             40,866
                                              5,300             Claire's Stores, Inc.                                127,465
                                              3,480             Coldwater Creek, Inc. (a)                             86,687
                                              2,200             Cost Plus, Inc. (a)                                   54,868
                                                200             DEB Shops, Inc.                                        5,794
                                              6,605             Dollar Tree Stores, Inc. (a)                         158,520
                                              3,053             Dress Barn, Inc. (a)                                  69,089
                                              3,400             Drugstore.com (a)                                     14,178
                                                120             eCost.com, Inc. (a)                                      491
                                              2,400             Finish Line Class A                                   45,408
                                                200             Flanigan's Enterprises, Inc.                           1,846
                                              9,000             Foot Locker, Inc.                                    244,980
                                              2,250             Fred's, Inc.                                          37,305
                                              3,500             GameStop Corp. Class A (a)                           114,485
                                                487             GameStop Corp. Class B (a)(f)                         14,561
                                              1,400             Gander Mountain Co. (a)(f)                            15,960
                                              1,300             Genesco, Inc. (a)                                     48,217
                                              1,900             Goody's Family Clothing, Inc.                         14,013
                                              2,400             Great Atlantic & Pacific Tea Co. (a)                  69,744
                                              1,700             Greg Manning Auctions, Inc. (f)                       20,315
                                              1,500             Guitar Center, Inc. (a)                               87,555
                                              2,900             Gymboree Corp. (a)                                    39,614
                                              2,850             HOT Topic, Inc. (a)                                   54,492
                                              4,500             Hancock Fabrics, Inc.                                 29,880
                                              3,800             Insight Enterprises, Inc. (a)                         76,684
                                              1,365             Jo-Ann Stores, Inc. (a)                               36,022

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Retail                                        1,100             Kirkland's, Inc. (a)                            $     10,274
(concluded)                                   2,700             Linens 'N Things, Inc. (a)                            63,882
                                              2,200             Longs Drug Stores Corp.                               94,710
                                              3,300             Men's Wearhouse, Inc. (a)                            113,619
                                              7,800             Michaels Stores, Inc.                                322,686
                                              2,295             Movie Gallery, Inc.                                   60,657
                                              2,700             Neiman-Marcus Group, Inc. Class A                    261,684
                                              6,310             O'Reilly Automotive, Inc. (a)                        188,101
                                              1,200             Overstock.com, Inc. (a)(f)                            42,720
                                              1,500             PC Connection, Inc. (a)                                9,330
                                              3,400             PEP Boys-Manny Moe & Jack                             46,036
                                              8,900             PETsMART, Inc.                                       270,115
                                              4,325             Pacific Sunwear of California, Inc. (a)               99,432
                                                900             Party City Corp. (a)                                  10,800
                                              3,700             Pathmark Stores, Inc. (a)                             32,412
                                              3,800             Payless Shoesource, Inc. (a)                          72,960
                                              3,400             Petco Animal Supplies, Inc. (a)                       99,688
                                              4,900             Pier 1 Imports, Inc.                                  69,531
                                                750             Pricesmart, Inc. (a)                                   6,345
                                                700             Provide Commerce, Inc. (a)                            15,113
                                              4,800             Rent-A-Center, Inc. (a)                              111,792
                                              2,000             Retail Ventures, Inc. (a)                             27,280
                                             27,600             Rite Aid Corp. (a)                                   115,368
                                              8,700             Ross Stores, Inc.                                    251,517
                                              2,600             Ruddick Corp.                                         66,378
                                              8,000             Saks, Inc. (a)                                       151,760
                                              1,800             School Specialty, Inc. (a)                            83,700
                                                900             Sharper Image Corp. (a)                               11,457
                                                700             Shoe Carnival, Inc. (a)                               15,232
                                              1,800             ShopKo Stores, Inc. (a)                               43,758
                                              2,350             Stamps.com, Inc. (a)                                  44,063
                                              1,700             Stein Mart, Inc.                                      37,400
                                                700             Systemax, Inc. (a)                                     4,704
                                              3,300             Talbots, Inc.                                        107,151
                                              1,100             Texas Roadhouse, Inc. Class A (a)                     38,225
                                              2,900             Too, Inc. (a)                                         67,773
                                              2,700             Tractor Supply Co. (a)                               132,570
                                              2,400             Tuesday Morning Corp.                                 75,648
                                                400             Unifirst Corp.                                        16,216
                                              1,900             United Stationers, Inc. (a)                           93,290
                                              4,600             Urban Outfitters, Inc. (a)                           260,774
                                                500             VSI Holdings, Inc. (a)                                     0
                                              1,700             Weis Markets, Inc.                                    65,943
                                              2,400             West Marine, Inc. (a)                                 43,344
                                              4,675             The Wet Seal, Inc. Class A (a)(f)                     31,720
                                                900             Whitehall Jewellers, Inc. (a)                          6,165
                                              3,245             Whole Foods Market, Inc.                             383,884
                                              6,700             Williams-Sonoma, Inc. (a)                            265,119
                                              3,900             Zale Corp. (a)                                       123,591
                                                                                                                ------------
                                                                                                                   9,588,607
----------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 0.0%                         2,603             Provident New York Bancorp                      $     31,522
----------------------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.3%                      1,700             Chattem, Inc. (a)                                     70,380
                                              3,600             Church & Dwight Co., Inc.                            130,320
                                              1,600             Elizabeth Arden, Inc. (a)                             37,424
                                              7,280             The Estee Lauder Cos., Inc. Class A                  284,866
                                              1,200             Inter Parfums, Inc.                                   23,268
                                              4,300             Nu Skin Enterprises, Inc. Class A                    100,190
                                              1,100             Parlux Fragrances, Inc. (a)                           30,437
                                              3,600             Playtex Products, Inc. (a)                            38,736
                                             15,187             Revlon, Inc. Class A (a)                              46,624
                                                                                                                ------------
                                                                                                                     762,245
----------------------------------------------------------------------------------------------------------------------------
Steel - 0.3%                                  6,500             AK Steel Holding Corp. (a)                            41,665
                                                200             Ampco-Pittsburgh Corp.                                 2,400
                                              1,300             Carpenter Technology                                  67,340
                                              1,300             Cleveland-Cliffs, Inc.                                75,088
                                              1,400             Cold Metal Products, Inc. (a)                              0
                                                600             Friedman Industries                                    4,422
                                              1,700             Gibraltar Industries, Inc.                            31,518
                                                600             NS Group, Inc. (a)                                    19,506
                                                300             Northwest Pipe Co. (a)                                 6,975
                                              1,805             Olympic Steel, Inc. (a)                               24,025
                                              2,100             Oregon Steel Mills, Inc. (a)                          36,141
                                              1,500             Quanex Corp.                                          79,515
                                                600             Roanoke Electric Steel Corp.                           9,912
                                              2,000             Ryerson Tull, Inc.                                    28,540
                                              2,750             Schnitzer Steel Industries, Inc. Class A              65,175
                                                400             Shiloh Industries, Inc. (a)                            4,900
                                              2,800             Steel Dynamics, Inc.                                  73,500
                                              2,000             Steel Technologies, Inc.                              33,800
                                              4,700             Worthington Industries                                74,260
                                                                                                                ------------
                                                                                                                     678,682
----------------------------------------------------------------------------------------------------------------------------
Telephone - 2.8%                              4,480             Adtran, Inc.                                         111,059
                                              8,008             Alamosa Holdings, Inc. (a)                           111,311
                                              4,800             Alaska Communications Systems Group, Inc.             47,568
                                             13,800             American Tower Corp. Class A (a)                     290,076
                                              3,305             Applied Digital Solutions, Inc.. (a)                  10,840
                                                600             Applied Innovation, Inc. (a)                           2,646
                                                700             Applied Signal Technology, Inc.                       13,328
                                                200             Atlantic Tele-Network Inc.                             5,760
                                              2,200             Autobytel, Inc. (a)                                   10,626
                                              2,900             Boston Communications Group (a)                        5,974
                                                800             CT Communications, Inc.                               10,440
                                              2,000             Carrier Access Corp. (a)                               9,640
                                              3,155             CellStar Corp. (a)                                     1,925
                                              4,600             Centennial Communications Corp. (a)                   63,848
                                             12,400             Cincinnati Bell, Inc. (a)                             53,320
                                              1,900             Commonwealth Telephone Enterprises, Inc.              79,629
                                             12,386             Covad Communications Group, Inc. (a)(f)               17,217
                                                300             Covista Communications, Inc. (a)                         291
                                             13,440             Crown Castle International Corp. (a)                 273,101

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Telephone                                     3,699             D&E Communications, Inc.                        $     35,880
(continued)                                   2,000             Ditech Communications Corp. (a)                       12,980
                                             11,200             Dobson Communications Corp. Class A (a)               47,712
                                                715             Equinix, Inc. (a)                                     30,988
                                              7,200             Extreme Networks (a)                                  29,520
                                              2,000             FairPoint Communications, Inc.                        32,300
                                                  1             Fibernet Telecom Group, Inc. (a)                           3
                                              9,300             Finisar Corp. (a)(f)                                   9,765
                                              4,500             Fusion Telecommunications
                                                                International, Inc. (a)                               21,060
                                              3,400             General Communication Class A (a)                     33,558
                                              2,195             Global Crossing Ltd. (a)(f)                           37,469
                                                  6             GoAmerica, Inc. (a)                                       36
                                                100             Hector Communications Corp.                            2,287
                                                800             HickoryTech Corp.                                      6,456
                                              1,600             ID Systems, Inc. (a)                                  25,296
                                              3,300             IDT Corp. Class B (a)                                 43,428
                                              3,000             InPhonic, Inc. (a)                                    46,140
                                              3,200             Intelidata Technologies Corp. (a)                      1,056
                                              2,500             Inter-Tel, Inc.                                       46,525
                                              3,200             Interdigital Communications Corp. (a)                 56,000
                                                300             Iowa Telecommunications Services, Inc.                 5,625
                                              1,400             j2 Global Communications, Inc. (a)                    48,216
                                             39,780             Level 3 Communications, Inc. (a)(f)                   80,753
                                            176,345             Liberty Media Corp. Class A (a)                    1,796,956
                                             18,700             MCI, Inc.                                            480,777
                                             11,038             McLeodUSA, Inc. Class A (a)                              541
                                                300             NET2000 Communications, Inc. (a)                           0
                                              4,200             NII Holdings, Inc. (a)                               268,548
                                              5,422             NTL, Inc. (a)                                        370,973
                                              5,800             Net2Phone, Inc. (a)                                   10,498
                                             10,965             Nextel Partners, Inc. Class A (a)                    275,989
                                                600             North Pittsburgh Systems, Inc.                        11,736
                                              2,886             Novatel Wireless, Inc. (a)                            35,988
                                                247             Optical Cable Corp. (a)                                1,287
                                              2,800             Paradyne Networks Corp. (a)                            5,068
                                              2,080             Pegasus Communications Corp. Class A (a)               8,112
                                              3,420             Price Communications Corp. (a)                        59,166
                                             29,100             Primus Telecommunications GP (a)                      18,333
                                              1,200             RCN Corp. (a)                                         27,708
                                             14,400             Sonus Networks, Inc. (a)                              68,832
                                              2,840             Spectrasite, Inc. (a)                                211,381
                                                390             Stratos International, Inc. (a)                        2,157
                                              4,200             SunCom Wireless Holdings, Inc. Class A (a)             9,072
                                              4,800             Sunrise Telecom, Inc.                                  9,840
                                                700             SureWest Communications                               17,955
                                              2,700             Syniverse Holdings, Inc. (a)                          37,800
                                              2,933             Talk America Holdings, Inc. (a)                       29,359
                                              2,900             Telephone & Data Systems, Inc.                       118,349

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Telephone                                     3,400             Telephone & Data Systems, Inc. (Special Shares)    $ 130,356
(concluded)                                     200             Telular Corp. (a)                                        600
                                                200             Terremark Worldwide, Inc. (a)                          1,400
                                              6,900             Time Warner Telecom, Inc. Class A (a)                 40,848
                                                 40             Trinsic, Inc. (a)                                         11
                                                175             Tut Systems, Inc. (a)                                    522
                                              5,100             US Cellular Corp. (a)                                254,694
                                                500             US LEC Corp. Class A (a)                               1,200
                                              4,400             US Unwired, Inc. Class A (a)                          25,432
                                              5,100             Ubiquitel, Inc. (a)                                   41,616
                                              1,700             Ulticom, Inc. (a)                                     18,037
                                              6,000             Utstarcom, Inc. (a)(f)                                44,940
                                              3,800             Valor Communications Group, Inc.                      52,440
                                              1,500             Warwick Valley Telephone Co.                          36,900
                                                                                                                ------------
                                                                                                                   6,297,073
----------------------------------------------------------------------------------------------------------------------------
Tires & Rubber Goods - 0.1%                     200             American Biltrite, Inc. (a)                            1,840
                                              1,100             Bandag, Inc.                                          50,655
                                              1,900             Carlisle Cos., Inc.                                  130,397
                                              1,000             SRI/Surgical Express, Inc. (a)                         5,280
                                              1,300             TBC Corp. (a)                                         35,269
                                                                                                                ------------
                                                                                                                     223,441
----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                5,100             Alliance One International, Inc.                      30,651
                                              1,000             M&F Worldwide Corp. (a)                               13,360
                                                900             Schweitzer-Mauduit International, Inc.                28,017
                                              1,845             Universal Corp.                                       80,774
                                              3,962             Vector Group Ltd.                                     73,574
                                                                                                                ------------
                                                                                                                     226,376
----------------------------------------------------------------------------------------------------------------------------
Travel & Recreation - 2.0%                    4,038             All-American SportPark, Inc. (a)                       1,534
                                              3,000             Alliance Gaming Corp. (a)                             42,060
                                                600             Ambassadors Group, Inc.                               22,314
                                              1,300             Amerco, Inc. (a)                                      69,615
                                                100             American Classic Voyages Co. (a)                           0
                                              3,800             Ameristar Casinos, Inc.                               99,142
                                              1,900             Argosy Gaming Co. (a)                                 88,559
                                              2,200             Aztar Corp. (a)                                       75,350
                                              4,800             Bally Total Fitness Holding Corp. (a)                 15,552
                                              5,000             Boyd Gaming Corp.                                    255,650
                                                600             Buckhead America Corp. (a)                                 0
                                              2,600             CKX, Inc. (a)                                         33,449
                                              4,200             Callaway Golf Co.                                     64,806
                                              2,400             Cedar Fair, LP                                        77,256
                                              2,000             Central Parking Corp.                                 27,500
                                              2,400             Choice Hotels International, Inc.                    157,680
                                              2,900             Dick's Sporting Goods, Inc. (a)                      111,911
                                              1,500             Dollar Thrifty Automotive Group (a)                   56,970

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Travel & Recreation                           2,989             Dover Downs Gaming & Entertainment, Inc.        $     39,634
(concluded)                                   4,600             Empire Resorts, Inc. (a)                              18,400
                                              1,000             Full House Resorts, Inc. (a)                           3,600
                                                300             Great Wolf Resorts, Inc. (a)                           6,132
                                                  2             Harrah's Entertainment, Inc.                             167
                                                800             Hudson Hotels Corp. (a)                                    0
                                                600             John Q. Hammons Hotels, Inc. (a)                      14,130
                                             12,000             Jameson Inns, Inc. (a)                                27,720
                                              1,392             K2, Inc. (a)                                          17,651
                                              1,300             Lakes Entertainment, Inc. (a)                         20,020
                                             20,600             Las Vegas Sands Corp. (a)(f)                         736,450
                                              1,100             Life Time Fitness, Inc. (a)                           36,091
                                             16,500             MGM Mirage (a)(f)                                    653,070
                                              3,400             MTR Gaming Group, Inc. (a)                            39,576
                                                900             Marcus Corp.                                          19,098
                                                600             Marine Products Corp.                                  8,730
                                              2,300             Mikohn Gaming Corp. (a)                               33,868
                                              1,100             Monarch Casino & Resort, Inc. (a)                     24,244
                                              2,200             Multimedia Games, Inc. (a)                            24,222
                                                900             Navigant International, Inc. (a)                      13,221
                                              3,400             Pinnacle Entertainment, Inc. (a)                      66,504
                                              2,300             President Casinos, Inc. (a)                              575
                                              1,200             Rent-Way, Inc. (a)                                    11,808
                                             11,400             Royal Caribbean Cruises Ltd.                         551,304
                                              3,150             SCP Pool Corp.                                       110,534
                                              5,200             Scientific Games Corp. Class A (a)                   140,036
                                              2,643             Shuffle Master, Inc. (a)                              74,083
                                              4,800             Six Flags, Inc. (a)                                   22,320
                                                200             Sonesta International Hotels Class A                   6,000
                                              2,200             Speedway Motorsports, Inc.                            80,432
                                              1,592             The Sports Authority, Inc. (a)                        50,626
                                              3,600             Station Casinos, Inc.                                239,040
                                              1,200             Stellent, Inc. (a)                                     9,000
                                              1,400             Travelzoo, Inc. (a)                                   45,962
                                              1,700             Vail Resorts, Inc. (a)                                47,770
                                              1,800             WMS Industries, Inc. (a)                              60,750
                                                300             Westcoast Hospitality Corp. (a)                        2,061
                                                                                                                ------------
                                                                                                                   4,454,177
----------------------------------------------------------------------------------------------------------------------------
Trucking & Freight - 1.0%                     1,500             Arkansas Best Corp.                                   47,715
                                                300             BancTrust Financial Group, Inc.                        5,745
                                              4,800             CH Robinson Worldwide, Inc.                          279,360
                                              2,500             CNF, Inc.                                            112,250
                                              1,700             Celadon Group, Inc. (a)                               28,968
                                              1,100             Central Freight Lines, Inc. (a)                        2,860
                                                900             Covenant Transport, Inc. Class A (a)                  11,880
                                              5,705             Expeditors International Washington, Inc.            284,166

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                             Shares
Industry+                                      Held             Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------
Trucking & Freight                            1,900             Forward Air Corp.                               $     53,713
(concluded)                                     800             Frozen Food Express Industries (a)                     9,056
                                              2,000             HUB Group, Inc. Class A (a)                           50,100
                                              4,581             Heartland Express, Inc.                               89,009
                                              9,400             JB Hunt Transport Services, Inc.                     181,420
                                              3,000             Knight Transportation, Inc.                           72,990
                                              6,210             Laidlaw International, Inc. (a)                      149,661
                                              4,400             Landstar System, Inc. (a)                            132,528
                                                825             Marten Transport Ltd. (a)                             17,317
                                              1,375             Old Dominion Freight Line (a)                         36,891
                                              1,000             Overnite Corp.                                        42,980
                                                400             PAM Transportation Services (a)                        6,724
                                              2,200             Pacer International, Inc. (a)                         47,938
                                              1,100             Quality Distribution, Inc. (a)                         9,735
                                              3,300             Sirva, Inc. (a)                                       28,083
                                              4,670             Swift Transportation Co., Inc. (a)                   108,764
                                              1,700             U.S. Xpress Enterprises, Inc. Class A (a)             20,247
                                                400             Universal Truckload Services, Inc. (a)                 6,756
                                              1,800             Wabash National Corp.                                 43,614
                                              4,400             Werner Enterprises, Inc.                              86,416
                                              3,329             Yellow Roadway Corp. (a)                             169,113
                                                                                                                ------------
                                                                                                                   2,135,999
----------------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks
                                                                (Cost - $167,502,526) - 98.0%                    219,728,050
----------------------------------------------------------------------------------------------------------------------------

                                                                Preferred Stocks
----------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                                 50             ATSI Communications, Inc. Series H (a)(g)                 11
----------------------------------------------------------------------------------------------------------------------------
                                                                Total Preferred Stocks (Cost - $36,640) - 0.0%            11
----------------------------------------------------------------------------------------------------------------------------

                                                                Warrants (d)
----------------------------------------------------------------------------------------------------------------------------
Technology - 0.0%                               121             Optical Cable Corp. (expires 10/24/2007)                  40
----------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                                 46             Spectrasite, Inc. (expires 2/10/2010)                  5,359
----------------------------------------------------------------------------------------------------------------------------
                                                                Total Warrants   (Cost - $253) - 0.0%                  5,399
----------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (continued)

                                         Beneficial
                                          Interest/
                                             Shares
Industry+                                      Held             Other Interests (e)                                 Value
----------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%                       600             PetroCorp Incorporated (Escrow Shares)          $          0
----------------------------------------------------------------------------------------------------------------------------
Finance - 0.0%                                  700             Bingham Financial Services Corp.
                                                                (Escrow Shares)                                            0
----------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                         $      600             High Speed Access Corp. (Liquidating Shares)               0
                                         $   16,016             McLeodUSA, Inc. (Litigation Trust Certificates)            0
                                                                                                                ------------
                                                                                                                           0
----------------------------------------------------------------------------------------------------------------------------
                                                                Total Other Interests (Cost - $764) - 0.0%                 0
----------------------------------------------------------------------------------------------------------------------------

                                          Beneficial
                                            Interest            Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------
                                         $ 3,410,974            Merrill Lynch Liquidity Series, LLC Cash
                                                                Sweep Series I (b)                                 3,410,974
                                          12,039,855            Merrill Lynch Liquidity Series, LLC Money
                                                                Market Series (b)(c)                              12,039,855
----------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost - $15,450,829) - 6.9%                       15,450,829
----------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments
                                                                (Cost - $182,991,012*)  - 104.9%                 235,184,289

                                                                Liabilities in Excess of Other
                                                                Assets - (4.9%)                                  (10,943,421)
                                                                                                                ------------
                                                                Net Assets - 100.0%                             $224,240,868
                                                                                                                ============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 183,912,694
                                                                  =============
      Unrealized appreciation                                     $  65,630,299
      Unrealized depreciation                                       (14,358,704)
                                                                  -------------
      Net unrealized appreciation                                 $  51,271,595
                                                                  =============

+ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      Affiliate                                                         Net Activity    Interest Income
      -------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I           $ (6,541,061)     $   115,192
      Merrill Lynch Liquidity Series, LLC Money Market Series           $  6,384,435      $    36,726
      -------------------------------------------------------------------------------------------------

Master Extended Market Index Series
Schedule of Investments as of June 30, 2005 (concluded)

(c)   Security was purchased with the cash proceeds from securities loans.
(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f)   Security, or a portion of security, is on loan.
(g)   Convertible security.

      Financial futures contracts purchased as of June 30, 2005 were as follows:

      -----------------------------------------------------------------------------------------------------------
      Number of                                                                                       Unrealized
      Contracts      Issue                         Expiration Date                Face Value         Appreciation
      -----------------------------------------------------------------------------------------------------------
          5          Russell 2000 Index            September 2005                 $ 1,594,472        $     13,278
          8          S&P MidCap 400 Index          September 2005                 $ 2,749,959               3,441
      -----------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                            $     16,719
                                                                                                     ============

      See Notes to Financial Statements.

Portfolio Information as of June 30, 2005

                                                                      Percent of
Industry*** Representation                                            Net Assets
--------------------------------------------------------------------------------
Business Services                                                        12.2%
Drugs & Medicine                                                         10.7
Miscellaneous Finance                                                     8.8
Real Property                                                             6.9
Electronics                                                               5.3
Commercial Banks                                                          5.2
Retail                                                                    4.3
Insurance                                                                 4.0
Media                                                                     3.5
Food & Agriculture                                                        3.4
Producer Goods                                                            3.4
Energy & Raw Materials                                                    3.2
Energy & Utilities                                                        3.1
Domestic Oil                                                              3.0
Telephone                                                                 2.8
Construction                                                              2.6
Non-Durables                                                              2.2
Business Machines                                                         2.0
Travel & Recreation                                                       2.0
Chemicals                                                                 1.8
Motor Vehicles                                                            1.0
Apparel                                                                   1.0
Trucking & Freight                                                        1.0
Consumer - Durables                                                       0.7
Railroads & Shipping                                                      0.4
Paper & Forest Products                                                   0.4
Aerospace                                                                 0.4
Non-Ferrous Metals                                                        0.4
Soaps & Cosmetics                                                         0.3
Containers                                                                0.3
Air Transport                                                             0.3
Steel                                                                     0.3
International Oil                                                         0.3
Liquor                                                                    0.2
Optical Photo & Equipment                                                 0.2
Gold                                                                      0.1
Tobacco                                                                   0.1
Tires & Rubber Goods                                                      0.1
Miscellaneous                                                             0.1
Savings & Loan                                                            0.0*
Material Services                                                         0.0*
Technology                                                                0.0*
Finance                                                                   0.0*
Other**                                                                   6.9
--------------------------------------------------------------------------------
*     Amount is less than 0.1%.
**    Includes portfolio holdings in short-term investments.
*** For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

                                             Master Extended Market Index Series

STATEMENT OF ASSETS AND LIABILITIES

                  As of June 30, 2005
===================================================================================================================================
Assets:           Investments in unaffiliated securities, at value (including securities
                    loaned of $11,481,274) (identified cost-$167,540,183) .................                            $219,733,460
                  Investments in affiliated securities, at value
                    (identified cost-$15,450,829) .........................................                              15,450,829
                  Cash on deposit for financial futures contracts .........................                                 661,500
                  Receivables:
                           Securities sold ................................................          $   440,473
                           Dividends ......................................................              187,101
                           Contributions ..................................................              107,481
                           Interest from affiliates .......................................                7,566
                           Securities lending .............................................                7,273            749,894
                                                                                                     -----------
                  Prepaid expenses and other assets .......................................                                  30,839
                                                                                                                       ------------
                  Total assets ............................................................                             236,626,522
                                                                                                                       ------------
===================================================================================================================================
Liabilities:      Collateral on securities loaned, at value ...............................                              12,039,855
                  Payables:
                       Securities purchased ...............................................              226,082
                       Withdrawals ........................................................               58,263
                       Custodian bank .....................................................               45,904
                       Variation margin ...................................................               11,475
                        Other affiliates ..................................................                2,436
                        Investment adviser ................................................                1,639            345,799
                                                                                                     -----------       ------------
                  Total liabilities .......................................................                              12,385,654
                                                                                                                       ------------
===================================================================================================================================
Net Assets:       Net assets ..............................................................                            $224,240,868
                                                                                                                       ============
===================================================================================================================================
Net Assets        Investors' capital ......................................................                            $172,030,872
Consist of:       Unrealized appreciation-net .............................................                              52,209,996
                                                                                                                       ------------
                  Net assets ..............................................................                            $224,240,868
                                                                                                                       ============
===================================================================================================================================

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENT OF OPERATIONS

                      For the Six Months Ended June 30, 2005
==================================================================================================================================
Investment            Dividends (net of $1,095 foreign withholding tax) ...................                            $ 1,044,707
Income:               Interest from affiliates ............................................                                115,192
                      Securities lending-net ..............................................                                 36,726
                      Other ...............................................................                                  3,488
                                                                                                                       -----------
                      Total income ........................................................                              1,200,113
                                                                                                                       -----------
==================================================================================================================================
Expenses:             Professional fees ...................................................          $     34,962
                      Accounting services .................................................                18,106
                      Custodian fees ......................................................                13,326
                      Investment advisory fees ............................................                10,738
                      Printing and shareholder reports ....................................                 5,151
                      Trustees' fees and expenses .........................................                 1,273
                      Other ...............................................................                 3,873
                                                                                                     -------------
                      Total expenses ......................................................                                 87,429
                                                                                                                       -----------
                      Investment income-net ...............................................                              1,112,684
                                                                                                                       -----------
==================================================================================================================================
Realized &            Realized gain (loss) on:
Unrealized Gain          Investments-net ..................................................             2,320,717
(Loss) - Net:            Futures contracts-net ............................................              (431,748)       1,888,969
                                                                                                     ------------
                      Change in unrealized appreciation on:
                         Investments-net ..................................................             2,208,949
                         Futures contracts-net ............................................              (278,524)       1,930,425
                                                                                                     -----------       ------------
                      Total realized and unrealized gain-net ..............................                              3,819,394
                                                                                                                       -----------
                      Net Increase in Net Assets Resulting from Operations ................                            $ 4,932,078
                                                                                                                       ===========
==================================================================================================================================

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               For the Six               For the
                                                                                               Months Ended             Year Ended
                                                                                                 June 30,              December 31,
                        Increase (Decrease) in Net Assets:                                         2005                    2004
===================================================================================================================================
Operations:             Investment income-net .............................................   $   1,112,684           $   2,093,497
                        Realized gain-net .................................................       1,888,969               6,369,682
                        Change in unrealized appreciation-net .............................       1,930,425              24,206,768
                                                                                              -------------           -------------
                        Net increase in net assets resulting from operations ..............       4,932,078              32,669,947
                                                                                              -------------           -------------
===================================================================================================================================
Capital                 Proceeds from contributions .......................................      40,561,295              78,308,788
Transactions:           Fair value of withdrawals .........................................     (39,243,910)            (65,469,029)
                                                                                              -------------           -------------
                        Net increase in net assets derived from capital transactions ......       1,317,385              12,839,759
                                                                                              -------------           -------------
===================================================================================================================================
Net Assets:             Total increase in net assets ......................................       6,249,463              45,509,706
                        Beginning of period ...............................................     217,991,405             172,481,699
                                                                                              -------------           -------------
                        End of period .....................................................   $ 224,240,868           $ 217,991,405
                                                                                              =============           =============
===================================================================================================================================

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

FINANCIAL HIGHLIGHTS

                                                                For the Six
                    The following ratios have                   Months Ended              For the Year Ended December 31,
                    been derived from information provided         June 30,    --------------------------------------------------
                    in the financial statements.                    2005         2004          2003           2002         2001
=================================================================================================================================
Total Investment    Total investment return ................         2.35% #      18.43%        44.11%        (17.77%)      (9.03%)
Return:                                                         =========     =========     =========      =========    =========
=================================================================================================================================
Ratios to           Expenses, net of reimbursement .........          .08% *        .09%          .12%           .08%         .08%
Average Net                                                     =========     =========     =========      =========    =========
Assets:             Expenses ...............................          .08% *        .09%          .13%           .15%         .28%
                                                                =========     =========     =========      =========    =========
                    Investment income-net ..................         1.04% *       1.08%         1.09%          1.11%        1.33%
                                                                =========     =========     =========      =========    =========
=================================================================================================================================
Supplemental        Net assets, end of period (in thousands)     $224,241      $217,991      $172,482        $93,763     $104,838
Data:                                                           =========     =========     =========      =========    =========
                    Portfolio turnover .....................         9.11%        22.90%        14.53%         28.14%       97.51%
                                                                =========     =========     =========      =========    =========
=================================================================================================================================

*     Annualized.
#     Aggregate total investment return.

      See Notes to Financial Statements.

Master Extended Market Index Series
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Extended Market Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series' shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.


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

(b) Derivative financial instruments - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts - The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures - The Series may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Custodian bank - The Series recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from a failed trade that settled the next day.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. FAM has entered into a contractual arrangement with the Series under which all expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. As of June 30, 2005, the Series lent securities with a value of $83,512 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended June 30, 2005, MLIM, LLC received $15,720 in securities lending agent fees from the Series.

For the six months ended June 30, 2005, the Series reimbursed FAM $3,382 for certain accounting services.

In addition, MLPF&S received $514 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2005.

Certain officers and/or trustees of the Series are officers and/or trustees of FAM, PSI, ML & Co. and/or MLIM, LLC.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2005 were $27,059,678 and $18,949,818, respectively.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2005. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .07% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2005.


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

Activities of and Composition of the Board of Trustees. All but one member of the Board of Trustees is an independent trustee whose only affiliation with Fund Asset Management, L.P. (the "Investment Adviser") or other Merrill Lynch affiliates is as a trustee of the Fund and certain other funds advised by the Investment Adviser or its affiliates. The Chairman of the Board is also an independent trustee. New trustee nominees are chosen as nominees by a Nominating Committee of independent trustees. All independent trustees also are members of the Board's Audit Committee and the independent trustees meet in executive session at each in person Board meeting. The Board and the Audit Committee meet in person for at least two days each quarter and conduct other in person and telephone meetings throughout the year, some of which are formal board meetings, and some of which are informational meetings. The independent counsel to the independent trustees attends all in person Board and Audit Committee meetings and other meetings at the independent trustees' request.

Investment Advisory Agreement - Matters Considered by the Board

Every year, the Board considers approval of each investment advisory agreement with respect to the Quantitative Master Series Trust (the "Trust") and the Extended Market Index Series (together, the "Investment Advisory Agreements") and throughout each year, reviews and evaluates the performance of and services provided by the Investment Adviser. The Board assesses the nature, scope and quality of the services provided to the Trust and the Fund by the personnel of the Investment Adviser and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. The Board also receives and assesses information regarding the services provided to the Trust and the Fund by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided by the Investment Adviser and its affiliates. Among the matters considered with respect to the Trust and the Fund are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates by the Trust and/or the Fund, such as transfer agency fees and fees for marketing and distribution; (b) Trust or Fund operating expenses paid to third parties; (c) the resources devoted to and compliance reports relating to the Trust's and the Fund's investment objective, policies and restrictions, and its compliance with its Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

The Board believes that the Investment Adviser is one of the most experienced global asset management firms and considers the overall quality of services provided by the Investment Adviser to be generally of high quality. The Board also believes that the Investment Adviser is financially sound and well managed and notes that the Investment Adviser is affiliated with one of America's largest financial firms. The Board believes that, for many of the Fund's shareholders, the investment involves the selection of the Investment Adviser as the investment adviser to the Fund. The Board works closely with the Investment Adviser in overseeing the Investment Adviser's efforts to achieve good performance. As part of this effort, the Board discusses portfolio manager effectiveness and, when performance is not satisfactory, discusses with the Investment Adviser taking steps such as changing investment personnel.

Annual Consideration of Approval by the Board of Trustees. In the period prior to the Board meeting to consider renewal of the Investment Advisory Agreement, the Board requested and received materials specifically relating to the Trust's and the Fund's Investment Advisory Agreement. These materials included (a) sales and redemption data for the Fund; (b) a discussion by the Trust's/Fund's portfolio management team regarding investment strategies used by the Trust/Fund during its most recent fiscal year; (c) information on the profitability to the Investment Adviser and its affiliates of the Investment Advisory Agreement and other relationships with the Trust/Fund; and (d) information provided by the Investment Adviser concerning investment advisory fees charged to other clients, such as other mutual funds and offshore funds under similar investment mandates and generally to institutional clients. The Board also considered other matters it deems important to the approval process such as payments made to the Investment Adviser or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Trust/Fund portfolio holdings, allocation of Trust/Fund brokerage fees, the Trust's/Fund's portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Trust/Fund.


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

Certain Specific Renewal Data

In connection with the most recent renewal of the Trust's and each Fund's Investment Advisory Agreement, the independent trustees' and Board's review included the following:

The Investment Adviser's Services and Fund Performance. The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of each Fund. The Board focused primarily on the Investment Adviser's investment advisory services and the Fund's investment performance. The Board compared each Fund's performance - both including and excluding the effects of the Trust's/Fund's fees and expenses - to the performance of a relevant index. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years, or, in the case of a fund with less than five years of operations, since inception. The Board concluded that the Fund's performance was consistent with the Trust's/Fund's investment objective and its benchmark index and the renewal of the Investment Advisory Agreement.

The Investment Adviser's Personnel and Investment Process. The Board reviewed the investment objectives and strategies of the Trust and each Fund. The Board discussed with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equity investing group the strategies being used to achieve the stated objectives. Among other things, the Board considered the size, education and experience of the Investment Adviser's investment staff, its use of technology, and the Investment Adviser's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed the Investment Adviser's compensation policies and practices with respect to the Trust's/Fund's portfolio managers. The Board also considered the experience of the Trust's/Fund's portfolio management team and noted that each of Ms. Jelilian and Messrs. Russo, Hewson and Costa, the Trust's/Fund's portfolio managers, have over ten years of investment experience. The Board concluded that the Investment Adviser and its investment staff and the Trust's/Fund's portfolio managers have extensive experience in analyzing and managing the types of investments used by the Trust and the Fund and that the Trust and the Fund benefit from that expertise.

Management Fees and Other Expenses. The Board reviewed the Trust's/Fund's gross contractual management fee rate of .01%, and the Trust's/Fund's total expenses of .09%, and determined that there was an insufficient number of funds with similar shareholder characteristics to make meaningful fee comparisons. The Board noted that the Trust's/Fund's fees reflect that the shares are available only to a limited number of institutional investors, including investment companies, common or commingled trust funds, and certain other "accredited investors," and that as such, the fees are lower than fees charged to retail mutual funds. The Board has concluded that the Trust's/Fund's management fee rate and overall expense ratio are reasonable.

Profitability. The Board considers the cost of the services provided to the Trust and/or the Fund by the Investment Adviser and the Investment Adviser's and its affiliates' profits relating to the management and distribution of the Fund and the MLIM/FAM-advised funds. As part of its analysis, the Board reviewed the Investment Adviser's methodology in allocating its costs to the management of the Trust and the Fund and concluded that there was a reasonable basis for the allocation. The Board believes the Investment Adviser's profits are reasonable in relation to the nature and quality of the services provided.

Economies of Scale. The Board noted that although the assets of the Trust and the Fund have not increased sufficiently to produce economies of scale, the management fee rate reflects the economies of scale realized based on the institutional nature of the Trust's shareholder base. The Board also considered the Investment Adviser's agreement to waive the Fund's advisory fee in the amount of the Fund's share of the investment advisory fee paid by the Trust. The Board determined that the current management fee structure was reasonable and that no changes were currently necessary.

Conclusion. After the independent trustees deliberated in executive session, the entire Board, including all of the independent trustees, approved the renewal of the existing Investment Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that a contract renewal was in the best interests of the shareholders of the Fund.


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

Officers and Trustees

Robert C. Doll, Jr. - President and Trustee
Donald W. Burton - Trustee
Laurie Simon Hodrick - Trustee
John Francis O'Brien - Trustee
David H. Walsh - Trustee
Fred G. Weiss - Trustee
Vincent J. Costa - Vice President
Debra L. Jelilian - Vice President
Jeffrey L. Russo - Vice President
Donald C. Burke - Vice President and Treasurer
Jeffrey Hiller - Chief Compliance Officer
Alice A. Pellegrino - Secretary

Custodian

JPMorgan Chase Bank, N.A.
3 Chase Metrotech Center
Brooklyn, NY  11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL  32246-6484
800-637-3863

Availability of Quarterly Schedule of Investments

      The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


                                       87
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Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Extended Market Series of Quantitative Master Series Trust

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Extended Market Series of Quantitative Master Series Trust

Date: August 19, 2005


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Extended Market Series of Quantitative Master Series Trust

Date: August 19, 2005